UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

          Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                      Counsel and Secretary for Registrant
                                 56 Prospect St.
                             Hartford, CT 06103-2899
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                            -------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
U.S. GOVERNMENT SECURITIES--5.0%

U.S. TREASURY BONDS--3.4%
U.S. Treasury Bond
  7.500% due 11/15/16                              $       718     $       902
  9.000% due 11/15/18                                      152             215
  6.000% due 2/15/26                                       150             178
  5.375% due 2/15/31                                       244             277
  4.750% due 2/15/37                                       630             674
                                                                   -------------
                                                                         2,246
                                                                   -------------

U.S. TREASURY NOTES--1.6%
U.S. Treasury Note
  5.125% due 6/30/11                                       350             378
  4.000% due 2/15/14                                       200             210
  4.000% due 2/15/15                                       180             189
  4.750% due 8/15/17                                       250             268
                                                                   -------------
                                                                         1,045
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,237)                                                 3,291
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.2%

FHLMC
  2513 JE 5.000% due 10/15/17                             450              445
  2886 BE 4.500% due 11/15/19                             260              240
  2886 CK 5.000% due 11/15/19                             280              270
  2835 HB 5.500% due 8/15/24                              305              299
  3099 PA 5.500% due 9/15/25                               94               96
  3101 PA 5.500% due 10/15/25                              95               96
  2770 LA 4.500% due 4/15/33                              188              187
  5.500% due 7/1/35                                       850              848
  6.000% due 12/1/36                                      804              815
FNMA
  93-197, SB 10.734% due 10/25/08 (c)                      -- (i)           -- (j)
  97-84 PL (Interest Only) 6.500% due 2/25/09 (c)          -- (i)           -- (j)
  04-15, AB 4.000% due 9/25/17                            442              438
  02-73, OE 5.000% due 11/25/17                           400              393
  4.500% due 1/1/20                                       254              250
  7.500% due 11/1/26                                       -- (i)           -- (j)
  7.500% due 12/1/26                                       17               19
  7.500% due 3/1/27                                         1                1
  7.500% due 3/1/27                                         5                6
  97-20 (Interest Only) 1.840% due 3/25/27 (c)(h)         203                7
  00 - T8 A 7.336% due 12/25/30(c)                         23               24

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
  5.500% due 12/1/33                               $       236     $       236
  5.500% due 1/1/34                                        150             150
  5.000% due 7/1/34                                        429             419
  5.000% due 11/1/34                                       111             108
  5.702% due 1/1/35 (c)                                    173             176
  6.000% due 3/1/35                                         99             100
  5.500% due 6/1/35                                        169             169
  5.500% due 7/1/35                                        193             192
  5.000% due 9/1/35                                        344             336
  6.500% due 5/1/36                                        418             431
GNMA
  02-53 B 5.552% due 5/16/26                               178             180
  8.000% due 11/15/26                                       23              25
  7.000% due 9/15/31                                         4               4
  04-108 C 5.039% due 12/16/32 (c)                         195             190
  5.500% due 7/15/33                                       178             178
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,355)                                                 7,328
-------------------------------------------------------------------------------

MUNICIPAL BONDS--0.4%

CALIFORNIA--0.4%
State of California Taxable Series A
  5.168% due 10/1/37                                       280             282
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $280)                                                     282
-------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.0%
Israel Government AID Bond Series 7-Z
  0.000% due 8/15/22                                       690             352
Rowan Cos., Inc.(h)
  4.330% due 5/1/19                                        314             322
-------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $661)                                                     674
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.7%
Capital Auto Receivables Asset Trust
  07-3, A3A 5.020% due 9/15/11                             195             192
  07-3, A4 5.210% due 3/17/14                              260             245
Capital One Multi-Asset Execution Trust 03-B5, B5
  4.790% due 8/15/13                                       240             220
Chase Issuance Trust 07-A15, A
  4.960% due 9/17/12                                       325             323
Chase Manhattan Auto Owner Trust 06-B, A3
  5.130% due 5/15/11                                       122             122

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Citibank Credit Card Issuance Trust
  07-B2, B2 5.000% due 4/2/12                      $       220     $       213
  07-A5, A5 5.500% due 6/22/12                             435             439
E*Trade RV & Marine Trust 04-1, A3
  3.620% due 10/8/18                                       234             231
PSE&G Transition Funding LLC 01-1, A5
  6.450% due 3/15/13                                       255             263
Triad Auto Receivables Owner Trust 07-B, A4A
  5.430% due 7/14/14                                       185             158
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,470)                                                 2,406
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--6.7%

AEROSPACE & DEFENSE--0.2%
Boeing Co.
  8.750% due 9/15/31                                       100             124
                                                                   -------------

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler North America LLC
  5.875% due 3/15/11                                       150             149
                                                                   -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Caterpillar, Inc.
   7.300% due 5/1/31                                       200             213
                                                                   -------------

CONSUMER FINANCE--0.7%
Boeing Capital Corp.
  7.375% due 9/27/10                                       180             193
Capital One Bank USA NA
  4.250% due 12/1/08                                       160             159
  5.000% due 6/15/09                                       125             119
                                                                   -------------
                                                                           471
                                                                   -------------

ELECTRIC UTILITIES--0.6%
FPL Group Capital, Inc.
  5.625% due 9/1/11                                        300             307
Virginia Electric & Power Co. Series A
  4.750% due 3/1/13                                        100              96
                                                                   -------------
                                                                           403
                                                                   -------------

HOUSEHOLD PRODUCTS--0.3%
Proctor & Gamble Co. ESOP Series A
  9.360% due 1/1/21                                        137             170
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.
  7.600% due 4/1/32                                $       150     $       136
                                                                   -------------

INTEGRATED OIL & GAS--0.3%
ConocoPhillips Holding Co.
  6.950% due 4/15/29                                       165             166
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
BellSouth Corp.
  6.000% due 11/15/34                                      235             191
Verizon Global Funding Corp.
  7.250% due 12/1/10                                       200             208
  7.750% due 12/1/30                                        30              28
                                                                   -------------
                                                                           427
                                                                   -------------

INVESTMENT BANKING & BROKERAGE--0.3%
Lehman Brothers Holdings, Inc.
  4.250% due 1/27/10 (d)(h)                                 55               7
Merrill Lynch & Co., Inc.
  5.770% due 7/25/11                                       100              95
  6.050% due 8/15/12                                       100              94
                                                                   -------------
                                                                           196
                                                                   -------------

MULTI-UTILITIES--0.1%
Consolidated Edison Co. of New York
  5.700% due 2/1/34                                         50              42
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Devon Energy Corp.
  7.950% due 4/15/32                                       125             129
                                                                   -------------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
DCP Midstream LLC
  7.875% due 8/16/10                                       150             154
                                                                   -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Associates Corp. NA
  6.950% due 11/1/18                                        60              49
Bank of America Corp.
  6.250% due 4/15/12                                       220             213
Citigroup, Inc.
  5.850% due 7/2/13                                        125             110
General Electric Capital Corp.
  4.875% due 3/4/15                                         75              68

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)

JPMorgan Chase & Co.
  3.800% due 10/2/09                               $       325     $       315
                                                                   -------------
                                                                           755
                                                                   -------------

PACKAGED FOODS & MEATS--0.3%
Kellogg Co. Series B
  6.600% due 4/1/11                                        200             208
                                                                   -------------

PHARMACEUTICALS--0.2%
Schering-Plough Corp.
  6.750% due 12/1/33                                       150             140
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--0.5%
Travelers Cos., Inc. (The)
  5.500% due 12/1/15                                       325             306
                                                                   -------------

RAILROADS--0.1%
CSX Corp.
  6.750% due 3/15/11                                        50              51
                                                                   -------------

SPECIALIZED FINANCE--0.0%
CIT Group, Inc.
  5.000% due 2/13/14                                        55              31
                                                                   -------------

WATER UTILITIES--0.2%
America Water Works 144A
  6.593% due 10/15/37 (b)                                  130             116
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $4,759)                                                 4,387
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.9%

Adjustable Rate Mortgage Trust 05-11, 2A42
  5.325% due 2/25/36 (c)                                   560             441
Bear Stearns Commercial Mortgage Securities, Inc.
  06-T22, A4 5.630% due 4/12/38 (c)                        195             176
  06-PW14, A4 5.201% due 12/11/38                          165             143
  05-T18, A4 4.933% due 2/13/42 (c)                        275             249
  07-PW15, A2 5.205% due 2/11/44                           190             176
Citigroup-Deutsche Bank Commercial Mortgage Trust
  05-CD1, A4 5.400% due 7/15/44 (c)                        120             110
  06-CD3, A2 5.560% due 10/15/48                           305             292
  07-CD4, A3 5.293% due 12/11/49                           320             283

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Countrywide Home Loans Series 03-J6, 1A1
  5.500% due 8/25/33                               $       221     $       203
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
  4.856% due 6/19/35 (c)                                   126             120
Greenwich Capital Commercial Funding 07-GG9, A2
  5.381% due 3/10/39                                       230             215
JPMorgan Chase Commercial Mortgage Securities
  Corp. 06-LDP9, A3
  5.336% due 5/15/47                                       170             146
Lehman Brothers-UBS Commercial Mortgage Trust
  05-C2, A2 4.821% due 4/15/30                             211             207
  05-C5, A3 4.964% due 9/15/30                             440             418
  06-C3, A4 5.661% due 3/15/39 (c)                         330             297
  07-C1, A4 5.424% due 2/15/40                             320             269
MASTR Adjustable Rate Mortgages Trust 05-8, 3A1
  6.000% due 12/25/35 (c)                                  491             334
MASTR Alternative Loans Trust
  04-13, 12A1 5.500% due 12/25/19                          171             161
  04-13, 8A1 5.500% due 1/25/25                            225             213
MASTR Asset Securitization Trust 03-7, 4A33
  5.250% due 9/25/33                                       199             177
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
  5.962% due 6/25/36 (c)(h)                                295             188
Residential Funding Mortgage Securities II, Inc.
  01-HS2, A5
  7.420% due 4/25/31 (c)(h)                                 62              58
Structured Asset Securities Corp.
  98-RF3, A (Interest Only) 144A 6.100% due
  6/15/28 (b)(g)                                            61               6
  03-34A, 6A 5.063% due 11/25/33 (c)                       158             152
  05-2XS, 2A2 5.150% due 2/25/35 (c)(h)                    100              62
  05-15, 4A1 6.000% due 8/25/35                            194             177
Washington Mutual Alternative Mortgage
  Pass-Through Certificates
  05-4, CB7 5.500% due 6/25/35                             310             238
  05-6, 2A7 5.500% due 8/25/35                             282             254
Washington Mutual Mortgage Pass-Through
  Certificates
  02-S8, 2A7 5.250% due 1/25/18                            213             208
  03-S11, A1 5.000% due 11/25/33                           451             403

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Wells Fargo & Co. 05-AR4, B1
  4.572% due 4/25/35 (c)                           $       204     $       113
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,537)                                                 6,489
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--1.3%

FRANCE--0.2%
France Telecom SA
  7.750% due 3/1/11                                        100             105
                                                                   -------------

UNITED KINGDOM--0.6%
Diageo Capital plc
  4.375% due 5/3/10                                        200             201
Royal Bank of Scotland Group plc
  5.000% due 10/1/14                                       200             196
                                                                   -------------
                                                                           397
                                                                   -------------

UNITED STATES--0.5%
CRH America, Inc.
  5.625% due 9/30/11                                       300             292
Pemex Project Funding Master Trust 144A
  5.750% due 3/1/18 (b)                                     60              57
                                                                   -------------
                                                                           349
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $865)                                                     851
-------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                   -------------   -------------
DOMESTIC COMMON STOCKS--57.0%

AEROSPACE & DEFENSE--1.7%
Lockheed Martin Corp.                                    8,750             960
Northrop Grumman Corp.                                   2,600             157
                                                                   -------------
                                                                         1,117
                                                                   -------------
AGRICULTURAL PRODUCTS--0.1%
Archer-Daniels-Midland Co.                               3,600              79
                                                                   -------------

AIRLINES--0.2%
Southwest Airlines Co.                                   7,900             115
                                                                   -------------

APPAREL RETAIL--0.7%
Genesco, Inc. (f)                                        4,400             148
Ross Stores, Inc.                                        1,875              69
TJX Cos., Inc. (The)                                     8,000             244
                                                                   -------------
                                                                           461
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Maidenform Brands, Inc. (f)                              6,600     $        96
UniFirst Corp.                                           1,350              58
                                                                   -------------
                                                                           154
                                                                   -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
Calamos Asset Management, Inc. Class A (k)               5,950             107
State Street Corp.                                       5,875             334
                                                                   -------------
                                                                           441
                                                                   -------------

AUTO PARTS & EQUIPMENT--0.1%
ATC Technology Corp. (f)                                 2,500              59
                                                                   -------------

AUTOMOTIVE RETAIL--0.2%
AutoZone, Inc. (f)                                       1,100             136
                                                                   -------------

BIOTECHNOLOGY--0.9%
Gilead Sciences, Inc. (f)                               13,225             603
                                                                   -------------

BROADCASTING--0.1%
Sinclair Broadcast Group, Inc. Class A                   9,400              47
                                                                   -------------

COAL & CONSUMABLE FUELS--0.3%
Massey Energy Co.                                        2,050              73
Walter Industries, Inc.                                  2,700             128
                                                                   -------------
                                                                           201
                                                                   -------------

COMMERCIAL PRINTING--0.1%
Deluxe Corp.                                             2,250              32
                                                                   -------------

COMMODITY CHEMICALS--0.1%
Celanese Corp. Series A                                  2,400              67
                                                                   -------------

COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc. (f)                                 31,835             718
                                                                   -------------

COMPUTER HARDWARE--3.2%
Apple, Inc. (f)                                          3,375             384
Hewlett-Packard Co.                                     24,225           1,120
International Business Machines Corp.                    5,200             608
                                                                   -------------
                                                                         2,112
                                                                   -------------

COMPUTER STORAGE & PERIPHERALS--0.7%
QLogic Corp. (f)                                         8,800             135
Western Digital Corp. (f)                               16,400             350
                                                                   -------------
                                                                           485
                                                                   -------------

CONSTRUCTION & ENGINEERING--0.2%
Pike Electric Corp. (f)                                  8,000             118
                                                                   -------------

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Bucyrus International, Inc.                              2,200     $        98
Deere & Co.                                              2,700             134
                                                                   -------------
                                                                           232
                                                                   -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
MasterCard, Inc. Class A                                 1,135             201
Western Union Co. (The)                                 17,300             427
                                                                   -------------
                                                                           628
                                                                   -------------

DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. Class B                               1,900             136
                                                                   -------------

DIVERSIFIED REITS--0.3%
Colonial Properties Trust                                4,050              76
PS Business Parks, Inc.                                  1,900             109
                                                                   -------------
                                                                           185
                                                                   -------------

DRUG RETAIL--0.2%
Walgreen Co.                                             4,575             142
                                                                   -------------

EDUCATION SERVICES--0.3%
ITT Educational Services, Inc. (f)(k)                    2,025             164
                                                                   -------------

ELECTRIC UTILITIES--0.5%
El Paso Electric Co. (f)                                 3,800              80
FPL Group, Inc.                                          2,200             110
Portland General Electric Co.                            5,400             128
                                                                   -------------
                                                                           318
                                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
Smith (A.O.) Corp.                                       4,300             169
                                                                   -------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc.                                     18,750             179
Methode Electronics, Inc.                                5,000              45
                                                                   -------------
                                                                           224
                                                                   -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.4%
Allied Waste Industries, Inc. (f)                       23,075             256
                                                                   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
CF Industries Holdings, Inc.                             3,075             281
Mosaic Co. (The)                                         2,000             136
                                                                   -------------
                                                                           417
                                                                   -------------

FOOD RETAIL--1.4%
Kroger Co. (The)                                        17,400             478
Safeway, Inc.                                            6,200             147

                                                       SHARES          VALUE
                                                   -------------   -------------
FOOD RETAIL--(CONTINUED)
SUPERVALU, Inc.                                         14,800     $       321
                                                                   -------------
                                                                           946
                                                                   -------------

FOOTWEAR--0.3%
NIKE, Inc. Class B (k)                                   3,100             207
                                                                   -------------

GAS UTILITIES--1.0%

ONEOK, Inc.                                             13,000             447
Southwest Gas Corp.                                      6,700             203
                                                                   -------------
                                                                           650
                                                                   -------------

GENERAL MERCHANDISE STORES--0.5%
Big Lots, Inc.(f)                                       11,425             318
                                                                   -------------

HEALTH CARE DISTRIBUTORS--1.0%
AmerisourceBergen Corp.                                  4,700             177
McKesson Corp.                                           8,900             479
                                                                   -------------
                                                                           656
                                                                   -------------

HEALTH CARE EQUIPMENT--0.9%
Baxter International, Inc.                               8,900             584
                                                                   -------------

HEALTH CARE SERVICES--1.7%
Alliance Imaging, Inc. (f)                              19,200             197
Express Scripts, Inc. (f)                                6,800             502
Medco Health Solutions, Inc. (f)                         4,450             200
Omnicare, Inc.                                           6,300             182
                                                                   -------------
                                                                         1,081
                                                                   -------------

HOME ENTERTAINMENT SOFTWARE--0.6%
Activision Blizzard, Inc. (f)                           27,200             420
                                                                   -------------

HOMEFURNISHING RETAIL--0.1%
Rent-A-Center, Inc. (f)                                  2,600              58
                                                                   -------------

HOUSEHOLD PRODUCTS--1.1%
Colgate-Palmolive Co.                                    9,800             738
                                                                   -------------

HYPERMARKETS & SUPER CENTERS--2.0%
BJ's Wholesale Club, Inc. (f)                            5,350             208
Wal-Mart Stores, Inc.                                   18,800           1,126
                                                                   -------------
                                                                         1,334
                                                                   -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
AES Corp. (The) (f)                                      5,150              60
NRG Energy, Inc. (f)                                     5,400             134
                                                                   -------------
                                                                           194
                                                                   -------------

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
INDUSTRIAL CONGLOMERATES--0.9%
General Electric Co.                                    18,440     $       470
Tredegar Corp.                                           5,700             102
                                                                   -------------
                                                                           572
                                                                   -------------

INDUSTRIAL MACHINERY--0.5%
EnPro Industries, Inc. (f)                               1,700              63
Flowserve Corp.                                          1,000              89
NN, Inc.                                                 7,700              99
Parker Hannifin Corp.                                    2,000             106
                                                                   -------------
                                                                           357
                                                                   -------------

INTEGRATED OIL & GAS--4.6%
Chevron Corp.                                            4,500             371
ConocoPhillips                                          11,459             839
Exxon Mobil Corp.                                       13,465           1,046
Hess Corp.                                               3,000             246
Occidental Petroleum Corp.                               7,500             529
                                                                   -------------
                                                                         3,031
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                              23,000             642
Cincinnati Bell, Inc. (f)                               13,300              41
Embarq Corp.                                            15,300             621
                                                                   -------------
                                                                         1,304
                                                                   -------------

INTERNET SOFTWARE & SERVICES--0.1%
Google, Inc. Class A (f)                                   225              90
                                                                   -------------

INVESTMENT BANKING & BROKERAGE--0.7%
Charles Schwab Corp. (The)                               5,475             142
Goldman Sachs Group, Inc. (The)                          2,000             256
Morgan Stanley                                           3,175              73
                                                                   -------------
                                                                           471
                                                                   -------------

IT CONSULTING & OTHER SERVICES--0.4%
Acxiom Corp.                                            14,800             185
SAIC, Inc. (f)                                           3,300              67
                                                                   -------------
                                                                           252
                                                                   -------------

LIFE & HEALTH INSURANCE--0.7%
MetLife, Inc.                                            8,500             476
                                                                   -------------

LIFE SCIENCES TOOLS & SERVICES--1.0%
Invitrogen Corp. (f)                                    13,750             520
Waters Corp. (f)                                         2,150             125
                                                                   -------------
                                                                           645
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
MANAGED HEALTH CARE--0.5%
CIGNA Corp.                                              6,800     $       231
Humana, Inc. (f)                                         2,150              89
                                                                   -------------
                                                                           320
                                                                   -------------

MOVIES & ENTERTAINMENT--0.5%
Walt Disney Co. (The)                                    9,725             298
                                                                   -------------

MULTI-LINE INSURANCE--0.8%
Assurant, Inc.                                           9,000             495
                                                                   -------------

MULTI-UTILITIES--0.1%
Integrys Energy Group, Inc.                              1,600              80
                                                                   -------------

OFFICE SERVICES & SUPPLIES--0.1%
Knoll, Inc.                                              4,600              70
                                                                   -------------

OIL & GAS DRILLING--0.6%
Helmerich & Payne, Inc.                                  4,575             198
Nabors Industries Ltd. (f)                               2,325              58
Unit Corp. (f)                                           2,450             122
                                                                   -------------
                                                                           378
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                          1,850              60
Key Energy Services, Inc. (f)                            8,500              99
National Oilwell Varco, Inc. (f)                         2,600             130
SEACOR Holdings, Inc. (f)                                1,100              87
                                                                   -------------
                                                                           376
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--1.2%
Apache Corp.                                             3,900             407
Cimarex Energy Co.                                       3,800             186
W&T Offshore, Inc.                                       6,400             174
                                                                   -------------
                                                                           767
                                                                   -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
Bank of America Corp.                                   12,000             420
JPMorgan Chase & Co.                                    11,000             514
                                                                   -------------
                                                                           934
                                                                   -------------

PACKAGED FOODS & MEATS--0.3%
General Mills, Inc.                                      2,800             192
                                                                   -------------

PAPER PACKAGING--0.3%
Rock-Tenn Co. Class A                                    4,300             172
                                                                   -------------

PAPER PRODUCTS--0.2%
Buckeye Technologies, Inc. (f)                          12,050              99
                                                                   -------------

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
PHARMACEUTICALS--2.0%
Johnson & Johnson                                        4,400     $       305
Merck & Co., Inc.                                        9,400             297
Perrigo Co.                                              5,600             215
Pfizer, Inc.                                            11,500             212
Watson Pharmaceuticals, Inc. (f)                         5,550             158
Wyeth                                                    3,870             143
                                                                   -------------
                                                                         1,330
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--0.6%
American Physicians Capital, Inc.                        2,850             121
Amerisafe, Inc. (f)                                      3,650              66
Harleysville Group, Inc.                                 2,550              96
Navigators Group, Inc. (The) (f)                         1,250              73
SeaBright Insurance Holdings, Inc. (f)                   3,400              44
                                                                   -------------
                                                                           400
                                                                   -------------

PUBLISHING--0.1%
Scholastic Corp.                                         3,750              96
                                                                   -------------

RAILROADS--1.2%
Burlington Northern Santa Fe Corp.                       2,350             217
Norfolk Southern Corp.                                   6,800             450
Union Pacific Corp.                                      2,000             143
                                                                   -------------
                                                                           810
                                                                   -------------

REGIONAL BANKS--0.9%
City Holding Co.                                         3,750             158
Community Trust Bancorp, Inc.                            2,950             102
First Financial Bancorp                                  5,200              76
NBT Bancorp, Inc.                                        3,800             114
Renasant Corp.                                           5,500             119
                                                                   -------------
                                                                           569
                                                                   -------------

REINSURANCE--0.3%
Platinum Underwriters Holdings Ltd. (k)                  5,100             181
                                                                   -------------

RESIDENTIAL REITS--0.1%
Associated Estates Realty Corp.                          6,900              90
                                                                   -------------

RESTAURANTS--1.9%
McDonald's Corp.                                         7,000             432
Yum! Brands, Inc.                                       24,105             786
                                                                   -------------
                                                                         1,218
                                                                   -------------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                                  4,925              74
MEMC Electronic Materials, Inc. (f)                      1,875              53

                                                       SHARES          VALUE
                                                   -------------   -------------
SEMICONDUCTOR EQUIPMENT--(CONTINUED)
MKS Instruments, Inc. (f)                                2,500     $        50
                                                                   -------------
                                                                           177
                                                                   -------------

SEMICONDUCTORS--0.7%
Broadcom Corp. Class A (f)                               4,180              78
Intel Corp.                                             22,020             412
                                                                   -------------
                                                                           490
                                                                   -------------

SOFT DRINKS--0.2%
Coca-Cola Bottling Co. Consolidated                      3,400             148
                                                                   -------------

SPECIALIZED FINANCE--0.2%
PHH Corp. (f)                                            7,600             101
                                                                   -------------

SPECIALIZED REITS--0.6%
LTC Properties, Inc.                                     2,400              70
Nationwide Health Properties, Inc.                       5,700             205
Potlatch Corp.                                           2,150             100
                                                                   -------------
                                                                           375
                                                                   -------------

SPECIALTY CHEMICALS--0.2%
Minerals Technologies, Inc.                              2,650             157
                                                                   -------------

STEEL--0.3%
United States Steel Corp.                                2,200             171
                                                                   -------------

SYSTEMS SOFTWARE--2.1%
Microsoft Corp.                                         23,090             616
Oracle Corp. (f)                                        38,885             790
                                                                   -------------
                                                                         1,406
                                                                   -------------

TECHNOLOGY DISTRIBUTORS--1.2%
Arrow Electronics, Inc. (f)                              7,000             183
Avnet, Inc. (f)                                         10,000             246
Ingram Micro, Inc. Class A (f)(k)                       13,600             219
Tech Data Corp. (f)                                      4,750             142
                                                                   -------------
                                                                           790
                                                                   -------------

THRIFTS & MORTGAGE FINANCE--0.2%
Hudson City Bancorp, Inc.                                6,900             127
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS--0.1%
H&E Equipment Services, Inc. (f)                         9,200              89
                                                                   -------------

TRUCKING--0.1%
Ryder System, Inc.                                       1,500              93
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Syniverse Holdings, Inc. (f)                             7,000             116
                                                                   -------------

                         VIRTUS BALANCED ALLOCATION FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,839)                                               37,315
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (E)--3.1%

DIVERSIFIED METALS & MINING--0.5%
Freeport-McMoRan Copper & Gold, Inc.
  (United States)                                        6,225     $       354
                                                                   -------------

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A (United States)                   7,200             274
                                                                   -------------

PACKAGED FOODS & MEATS--0.8%
Unilever N.V. NY Registered Shares (United States)      18,900             532
                                                                   -------------

REINSURANCE--1.1%
Arch Capital Group Ltd. (United States) (f)              9,400             686
                                                                   -------------

STEEL--0.3%
ArcelorMittal (Luxembourg)                               4,200             207
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,149)                                                 2,053
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $69,152)                                               65,076
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.2%

MONEY MARKET MUTUAL FUNDS--1.2%
AIM Short-Term Investment Treasury-Liquid Assets
  Portfolio (The) - Institutional Shares
  (seven-day effective yield 2.690%)                     2,389     $         2
BlackRock Institutional Money Market Trust
  (seven-day effective yield 2.836%) (l)               523,709             524
Blackrock Liquidity Funds Tempfund Portfolio
  (seven-day effective yield 2.630%)                   225,256             225
JPMorgan Prime Money Market Fund - Institutional
  Shares (seven-day effective yield 2.500%)             27,589              28
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $779)                                                     779
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $69,931)                                               65,855 (a)

Other assets and liabilities, net--(0.5)%                                 (324)
                                                                   -------------
NET ASSETS--100.0%                                                 $    65,531
                                                                   =============

ABBREVIATIONS:

FHLMC
Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA
Fannie Mae or Federal National Mortgage Association

GNMA
Ginnie Mae or Government National Mortgage Association

REIT
Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,129 and gross depreciation of $7,204 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $69,930.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $179 or 0.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)  Security in default.

(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(f)  Non-income producing.

(g) Illiquid and restricted security. At September 30, 2008, this security amounted to a value of $6 or 0.0% of net assets. For acquisition information, see Note 2" Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(h)  Illiquid security.

(i)  The par value is less than $500 (not reported in thousands)

(j)  Amount is less than $500 (not reported in thousands)

(k)  All or a portion of security is on loan.

(l) Represents security purchased with cash collateral received for securities on loan.

                             VIRTUS CORE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
DOMESTIC COMMON STOCKS--88.8%

AEROSPACE & DEFENSE--2.7%
General Dynamics Corp.                                  32,800     $     2,415
Honeywell International, Inc.                           13,250             550
                                                                   -------------
                                                                         2,965
                                                                   -------------

APPAREL RETAIL--1.2%
Gap, Inc. (The)                                         74,650           1,327
                                                                   -------------

APPLICATION SOFTWARE--2.1%
Autodesk, Inc. (b)                                      20,100             674
Synopsys, Inc. (b)                                      82,800           1,652
                                                                   -------------
                                                                         2,326
                                                                   -------------

ASSET MANAGEMENT & CUSTODY BANKS--4.0%
Bank of New York Mellon Corp. (The)                     29,600             964
BlackRock, Inc.                                          6,100           1,186
Northern Trust Corp.                                    21,950           1,585
SEI Investments Co.                                     29,400             653
                                                                   -------------
                                                                         4,388
                                                                   -------------

BIOTECHNOLOGY--4.1%
Celgene Corp. (b)                                       13,900             880
Gilead Sciences, Inc. (b)                               54,750           2,495
OSI Pharmaceuticals, Inc. (b)                           21,000           1,035
                                                                   -------------
                                                                         4,410
                                                                   -------------
COMMUNICATIONS EQUIPMENT--2.4%
Cisco Systems, Inc. (b)                                 34,750             784
QUALCOMM, Inc.                                          42,950           1,846
                                                                   -------------
                                                                         2,630
                                                                   -------------

COMPUTER HARDWARE--3.3%
Apple, Inc. (b)                                          8,300             943
Hewlett-Packard Co.                                     29,350           1,357
International Business Machines Corp.                   11,300           1,322
                                                                   -------------
                                                                         3,622
                                                                   -------------

COMPUTER STORAGE & PERIPHERALS--3.1%
QLogic Corp. (b)                                       124,900           1,918
Western Digital Corp. (b)                               70,100           1,495
                                                                   -------------
                                                                         3,413
                                                                   -------------

CONSTRUCTION & ENGINEERING--0.7%
Fluor Corp.                                             12,700             707
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.6%
Deere & Co.                                             34,750     $     1,720
                                                                   -------------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
MasterCard, Inc. Class A                                 3,900             692
                                                                   -------------

DRUG RETAIL--1.0%
CVS Caremark Corp.                                      33,600           1,131
                                                                   -------------

ELECTRIC UTILITIES--4.3%
FirstEnergy Corp.                                       35,100           2,351
FPL Group, Inc.                                         46,450           2,337
                                                                   -------------
                                                                         4,688
                                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
First Solar, Inc. (b)                                    3,450             652
                                                                   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.6%
Monsanto Co.                                            10,250           1,015
Mosaic Co. (The)                                        10,000             680
                                                                   -------------
                                                                         1,695
                                                                   -------------

FOOD RETAIL--2.0%
Kroger Co. (The)                                        80,200           2,204
                                                                   -------------

FOOTWEAR--2.2%
NIKE, Inc. Class B                                      35,700           2,388
                                                                   -------------

HEALTH CARE DISTRIBUTORS--2.3%
McKesson Corp.                                          47,000           2,529
                                                                   -------------

HEALTH CARE SERVICES--0.6%
Medco Health Solutions, Inc. (b)                        13,650             614
                                                                   -------------

HEALTH CARE TECHNOLOGY--0.8%
Cerner Corp. (b)                                        19,550             873
                                                                   -------------

HOME ENTERTAINMENT SOFTWARE--0.6%
Activision Blizzard, Inc. (b)                           42,000             648
                                                                   -------------

HYPERMARKETS & SUPER CENTERS--4.6%
Costco Wholesale Corp.                                  29,500           1,916
Wal-Mart Stores, Inc.                                   52,200           3,126
                                                                   -------------
                                                                         5,042
                                                                   -------------

INDUSTRIAL CONGLOMERATES--1.0%
General Electric Co.                                    40,302           1,028
                                                                   -------------

INDUSTRIAL GASES--1.5%
Air Products & Chemicals, Inc.                           7,450             510

                             VIRTUS CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
INDUSTRIAL GASES--(CONTINUED)
Praxair, Inc.                                           15,300     $     1,098
                                                                   -------------
                                                                         1,608
                                                                   -------------

INDUSTRIAL MACHINERY--0.8%
Danaher Corp.                                           13,000             902
                                                                   -------------

INDUSTRIAL REITS--1.5%
ProLogis                                                39,150           1,616
                                                                   -------------

INTEGRATED OIL & GAS--9.1%
Chevron Corp.                                           31,250           2,578
Exxon Mobil Corp.                                       58,890           4,573
Hess Corp.                                               7,200             591
Occidental Petroleum Corp.                              31,050           2,187
                                                                   -------------
                                                                         9,929
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--3.6%
AT&T, Inc.                                             106,980           2,987
Verizon Communications, Inc.                            28,400             911
                                                                   -------------
                                                                         3,898
                                                                   -------------

LIFE & HEALTH INSURANCE--3.3%
AFLAC, Inc.                                             34,700           2,038
MetLife, Inc.                                           27,050           1,515
                                                                   -------------
                                                                         3,553
                                                                   -------------

OIL & GAS DRILLING--0.6%
Transocean, Inc. (b)                                     5,824             640
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--0.6%
National Oilwell Varco, Inc. (b)                        13,450             676
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--1.4%
Apache Corp.                                             6,400             667
Devon Energy Corp.                                       9,350             853
                                                                   -------------
                                                                         1,520
                                                                   -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.3%
Bank of America Corp.                                   47,100           1,648
JPMorgan Chase & Co.                                    18,300             855
                                                                   -------------
                                                                         2,503
                                                                   -------------

PACKAGED FOODS & MEATS--1.7%
Dean Foods Co. (b)                                      28,450             665
General Mills, Inc.                                     17,900           1,230
                                                                   -------------
                                                                         1,895
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
PHARMACEUTICALS--5.1%
Forest Laboratories, Inc. (b)                           46,100     $     1,304
Novo Nordisk A/S                                        31,150           1,595
Watson Pharmaceuticals, Inc. (b)                        91,550           2,609
                                                                   -------------
                                                                         5,508
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--0.6%
Berkley (W.R.) Corp.                                    28,100             662
                                                                   -------------

RAILROADS--1.8%
Union Pacific Corp.                                     27,150           1,932
                                                                   -------------

RESTAURANTS--3.1%
McDonald's Corp.                                        54,250           3,347
                                                                   -------------

SEMICONDUCTORS--0.8%
Broadcom Corp. Class A (b)                              48,800             909
                                                                   -------------

SOFT DRINKS--2.9%
Coca-Cola Co. (The)                                     58,850           3,112
                                                                   -------------

SYSTEMS SOFTWARE--0.7%
Microsoft Corp.                                         27,000             721
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $99,833)                                               96,623
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--9.7%

COMPUTER STORAGE & PERIPHERALS--0.5%
Seagate Technology (Singapore)                          48,250             585
                                                                   -------------

DIVERSIFIED METALS & MINING--1.0%
Freeport-McMoRan Copper & Gold,
  Inc. (United States)                                  19,536           1,110
                                                                   -------------

INDUSTRIAL CONGLOMERATES--0.6%
Siemens AG Sponsored ADR (Germany)                       6,250             587
                                                                   -------------

IT CONSULTING & OTHER SERVICES--2.9%
Accenture Ltd. Class A (United States)                  84,150           3,198
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--0.5%
Schlumberger Ltd. (Netherlands)                          7,350             574
                                                                   -------------

PHARMACEUTICALS--2.9%
Teva Pharmaceutical Industries Ltd.
  Sponsored ADR (Israel) (d)                            67,850           3,107
                                                                   -------------

REINSURANCE--0.8%
Arch Capital Group Ltd. (United States) (b)             11,850             865
                                                                   -------------

                             VIRTUS CORE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
STEEL--0.5%
ArcelorMittal (Luxembourg)                              10,100     $       499
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $11,959)                                               10,525
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $111,792)                                             107,148
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.7%

MONEY MARKET MUTUAL FUNDS--2.7%
AIM Short-Term Investment
  Treasury-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 2.690%)                   289,428             289
BlackRock Institutional Money
  Market Trust (seven-day effective
  yield 2.836%) (e)                                  1,334,800           1,335
Blackrock Liquidity Funds Tempfund
  Portfolio (seven-day effective
  yield 2.630%)                                      1,120,801           1,121
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 2.500%)                              234,227             234
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,979)                                                 2,979
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $114,771)                                             110,127 (a)

Other assets and liabilities, net--(1.2)%                               (1,323)
                                                                ----------------
NET ASSETS--100.0%                                              $      108,804
                                                                ================

ABBREVIATIONS:

ADR
American Depositary Receipt

REIT
Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,015 and gross depreciation of $12,815 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $114,927.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(d)  All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
FOREIGN COMMON STOCKS(c)--91.1%

BRAZIL--22.4%
Banco Bradesco SA Sponsored ADR
  (Diversified Banks)                                  133,950     $     2,156
Banco Itau Holding Financeira SA ADR
  (Diversified Banks)                                  192,275           3,365
CIA Vale do Rio Doce ADR (Diversified
  Metals & Mining) (h)                                  50,300             963
Companhia de Bebidas das Americas ADR
  (Brewers)                                             36,000           1,966
Companhia de Saneamento de Minas Gerais
  (Water Utilities)                                     97,882           1,039
Companhia Energetica de Minas Gerais
  (Electric Utilities)                                 140,102           2,746
Itausa Investimentos SA (Industrial
  Conglomerates)                                       423,768           2,078
NET Servicos de Comunicacao SA (Cable &
  Satellite) (b)                                        85,192             740
Petroleo Brasileiro SA ADR (Integrated
  Oil & Gas)                                            96,512           4,242
Souza Cruz SA (Tobacco)                                156,126           3,693
Trisul SA (Homebuilding)                               195,300             308
                                                                   -------------
                                                                        23,296
                                                                   -------------

CHILE--1.7%
Banco Santander Chile SA (Diversified
  Banks)                                             4,064,400             160
Banco Santander Chile SA ADR (Diversified
  Banks)                                                38,500           1,648
                                                                   -------------
                                                                         1,808
                                                                   -------------

CHINA--6.2%
China Mobile Ltd. (Wireless
  Telecommunication Services)                          133,800           1,340
China Mobile Sponsored ADR Ltd. (Wireless
  Telecommunication Services)                            5,100             258
CNOOC Ltd. (Oil & Gas Exploration &
  Production)                                        2,749,546           3,089
CNOOC Ltd. ADR (Oil & Gas Exploration &
  Production)                                            3,992             457
Xinao Gas Holdings Ltd. (Gas Utilities)                992,565           1,345
                                                                   -------------
                                                                         6,489
                                                                   -------------

HONG KONG--3.5%
Hang Seng Bank Ltd. (Diversified Banks)                 74,000           1,399

                                                       SHARES          VALUE
                                                   -------------   -------------
HONG KONG--(CONTINUED)
HongKong Electric Holdings Ltd. (Electric
  Utilities)                                           349,200     $     2,193
Peace Mark Holdings Ltd. (Apparel,
  Accessories & Luxury Goods)                          464,100              90
                                                                   -------------
                                                                         3,682
                                                                   -------------

INDIA--20.9%
Axis Bank Ltd. (Regional Banks)                        111,185           1,736
Bharat Heavy Electricals Ltd. (Electrical
   Components & Equipment)                               9,066             313
Bharti Airtel Ltd. (Wireless
   Telecommunication Services) (b)                     215,110           3,649
Colgate Palmolive India Ltd. (Personal
   Products)                                            96,900             846
Container Corp. of India Ltd. (Railroads)               36,652             655
HDFC Bank Ltd. (Diversified Banks)                      68,512           1,801
HDFC Bank Ltd. ADR (Diversified Banks)                  18,300           1,555
Hindustan Unilever Ltd. (Personal
   Products)                                           187,875           1,020
Housing Development Finance Corp.
   (Consumer Finance)                                   60,795           2,827
Infosys Technologies Ltd. (IT Consulting
   & Other Services)                                     6,600             201
Infosys Technologies Ltd. Sponsored ADR
   (IT Consulting & Other Services) (j)                  8,400             280
ITC Ltd. (Tobacco)                                     478,324           1,940
Jain Irrigation Systems Ltd.
   (Construction & Farm Machinery & Heavy
   Trucks)                                              76,542             665
Jammu & Kashmir Bank Ltd. (Regional Banks)              47,965             462
Nestle India Ltd. (Packaged Foods & Meats)              39,491           1,432
United Breweries Holdings Ltd. (Brewers)                67,056             330
United Spirits Ltd. (Brewers)                           76,461           2,092
                                                                   -------------
                                                                        21,804
                                                                   -------------

INDONESIA--3.0%
PT Bumi Resources Tbk (Coal & Consumable
  Fuels)                                             1,276,100             424
PT Indo Tambangraya Megah (Coal &
  Consumable Fuels)                                    271,900             627
PT Tambang Batubara Bukit Asam Tbk (Coal
  & Consumable Fuels)                                  493,400             484
PT Telekomunikasi Indonesia Tbk
  (Integrated Telecommunication Services)            1,888,539           1,410
PT Unilever Indonesia Tbk (Personal
  Products)                                            278,600             220
                                                                   -------------
                                                                         3,165
                                                                   -------------

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
MALAYSIA--4.7%
Genting Bhd (Casinos & Gaming)                         816,800     $     1,261
KNM Group Bhd (Oil & Gas Equipment &
  Services)                                          2,637,475             977
Media Prima Bhd (Broadcasting)                         323,900             124
Public Bank Bhd (Regional Banks)                       375,800           1,098
Tanjong plc (Casinos & Gaming)                         384,700           1,472
                                                                   -------------
                                                                         4,932
                                                                   -------------

MEXICO--7.6%
America Movil S.A.B. de C.V. ADR Series L
  (Wireless Telecommunication Services)                 74,661           3,461
Coca-Cola Femsa S.A. de C.V. Sponsored
  ADR (Soft Drinks)                                     18,897             954
Fomento Economico Mexicano S.A. de C.V.
  ADR (Soft Drinks)                                     52,013           1,984
Grupo Televisa SA Sponsored ADR
  (Broadcasting)                                        23,600             516
Kimberly-Clark de Mexico S.A.B. de C.V.
  Class A (Personal Products)                          227,040             986
                                                                   -------------
                                                                         7,901
                                                                   -------------

PERU--1.1%
Credicorp Ltd. ADR (Diversified Banks)                  17,500           1,089
                                                                   -------------

RUSSIA--0.8%
Gazprom OAO (Gazstream SA) Sponsored ADR
  (Integrated Oil & Gas)                                26,667             835
                                                                   -------------

SINGAPORE--2.6%
Keppel Corp., Ltd. (Industrial
  Conglomerates)                                       181,900           1,005
SembCorp Marine Ltd. (Construction & Farm
  Machinery & Heavy Trucks)                            478,100           1,017
Straits Asia Resources Ltd. (Coal &
  Consumable Fuels)                                    680,300             715
                                                                   -------------
                                                                         2,737
                                                                   -------------

SOUTH AFRICA--5.8%
MTN Group Ltd. (Wireless
  Telecommunication Services)                           93,693           1,322
Remgro Ltd. (Industrial Conglomerates)                  79,982           1,851
Sasol Ltd. (Integrated Oil & Gas)                       65,969           2,816
                                                                   -------------
                                                                         5,989
                                                                   -------------

SOUTH KOREA--5.5%
Amorepacific Corp (Personal Products)                      367             198
Daegu Bank (Regional Banks)                             74,393             664

                                                       SHARES          VALUE
                                                   -------------   -------------
SOUTH KOREA--(CONTINUED)
KT&G Corp. (Tobacco)                                    18,568     $     1,386
S1 Corp. (Security & Alarm Services)                    48,225           2,457
Yuhan Corp. (Pharmaceuticals)                            5,813           1,043
                                                                   -------------
                                                                         5,748
                                                                   -------------

TAIWAN--0.1%
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (Semiconductors)                                 39,000              65
                                                                   -------------

THAILAND--3.3%
PTT Exploration & Production PCL (Oil &
  Gas Exploration & Production)                        905,800           3,397
                                                                   -------------

TURKEY--0.0%
Haci Omer Sabanci Holding A.S
   (Multi-Sector Holdings)                                   3              -- (g)
                                                                   -------------

UNITED KINGDOM--1.9%
British American Tobacco plc (Tobacco)                  61,300           2,001
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $111,323)                                              94,938
-------------------------------------------------------------------------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
FOREIGN CONVERTIBLE BONDS--0.0%

BRAZIL--0.0%
Companhia de Saneamento de Minas Gerais
  144A
  8.550% due 6/1/13(d)(e)(k)                       $         1 (f)          47
-------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $42)                                                       47
-------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                   -------------   -------------
FOREIGN PREFERRED STOCKS--2.7%

BRAZIL--2.7%
AES Tiete SA Pfd. 11.258% (Independent
  Power Producers & Energy Traders)                    148,901           1,205
Eletropaulo Metropolitana de Sao Paulo SA
  Series B Pfd. 11.998% (Electric Utilities)           113,894           1,564

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
-------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $2,550)                                           $     2,769
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.8%
(IDENTIFIED COST $113,915)                                              97,754
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--7.4%

MONEY MARKET MUTUAL FUNDS--7.4%
BlackRock Institutional Money Market
  Trust (seven-day effective yield 2.836%) (i)       2,502,522     $     2,503
BlackRock Liquidity Funds Temp Cash
  Portfolio - Institutional Shares
  (seven-day effective yield 2.630%)                 5,187,155           5,187
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,690)                                                 7,690
------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $121,605)                                             105,444 (a)

Other assets and liabilities, net--(1.2)%                               (1,213)
                                                                   -------------
NET ASSETS--100.0%                                                 $   104,231
                                                                   =============

AT SEPTEMBER 30, 2008, THE FUND HAD ENTERED INTO FORWARD CURRENCY CONTRACTS AS FOLLOWS (REPORTED IN THOUSANDS):

                                                                    Unrealized
                                                                   Appreciation
Contracts to Sell   in Exchange for   Settlement Date    Value    (Depreciation)
-----------------   ---------------   ---------------   -------   --------------
INR   243,250          USD 5,157         03/16/2009     $(5,167)      $ (10)
KOR 4,505,900          USD 4,154         02/27/2009     $(3,755)      $ 399
                                                                      -----
                                                                      $ 389
                                                                      =====

ABBREVIATIONS:

ADR
American Depositary Receipt

INR
Indian Rupee

KOR
Korean Won

USD
United States Dollar

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,223 and gross depreciation of $21,384 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $121,605.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $47 or 0 of net assets.

(f)  Par value represents Brazilian Real (reported in thousands).

(g)  Amounts is less than $500 (not reported in thousands).

(h)  All or a portion of security is on loan.

(i) Represents security purchased with cash collateral received for securities on loan.

(j)  All or a portion segregated as collateral for forward currency contracts.

(k)  Illiquid security.

                                VIRTUS INDEX FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
DOMESTIC COMMON STOCKS--95.8%

ADVERTISING--0.2%
Interpublic Group of Cos., Inc. (The) (b)                1,640     $        13
Omnicom Group, Inc.                                      1,120              43
                                                                   -------------
                                                                            56
                                                                   -------------

AEROSPACE & DEFENSE--2.6%
Boeing Co. (The)                                         2,620             150
General Dynamics Corp.                                   1,390             102
Goodrich Corp.                                             440              18
Honeywell International, Inc.                            2,580             107
L-3 Communications Holdings, Inc.                          430              42
Lockheed Martin Corp.                                    1,180             130
Northrop Grumman Corp.                                   1,190              72
Precision Castparts Corp.                                  490              39
Raytheon Co.                                             1,470              79
Rockwell Collins, Inc.                                     560              27
United Technologies Corp.                                3,390             204
                                                                   -------------
                                                                           970
                                                                   -------------

AGRICULTURAL PRODUCTS--0.1%
Archer-Daniels-Midland Co.                               2,240              49
                                                                   -------------

AIR FREIGHT & LOGISTICS--1.0%
Expeditors International of Washington, Inc                740              26
FedEx Corp.                                              1,080              85
Robinson (C.H.) Worldwide, Inc.                            590              30
United Parcel Service, Inc. Class B                      3,560             224
                                                                   -------------
                                                                           365
                                                                   -------------

AIRLINES--0.1%
Southwest Airlines Co.                                   2,550              37
                                                                   -------------

ALUMINUM--0.2%
Alcoa, Inc.                                              2,840              64
                                                                   -------------

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                            300              12
Gap, Inc. (The)                                          1,560              28
Limited Brands, Inc.                                     1,040              18
TJX Cos., Inc. (The)                                     1,480              45
                                                                   -------------
                                                                           103
                                                                   -------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc. (b)                                          1,190              30
Jones Apparel Group, Inc.                                  300               6
Liz Claiborne, Inc.                                        330               5

                                                       SHARES          VALUE
                                                   -------------   -------------
APPAREL, ACCESSORIES & LUXURY GOODS--(CONTINUED)
Polo Ralph Lauren Corp.                                    200     $        13
VF Corp.                                                   300              23
                                                                   -------------
                                                                            77
                                                                   -------------

APPLICATION SOFTWARE--0.5%
Adobe Systems, Inc. (b)                                  1,850              73
Autodesk, Inc. (b)                                         780              26
Citrix Systems, Inc. (b)                                   640              16
Compuware Corp. (b)                                        910               9
Intuit, Inc. (b)                                         1,120              36
Salesforce.com, Inc. (b)                                   370              18
                                                                   -------------
                                                                           178
                                                                   -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
American Capital Ltd.                                      710              18
Ameriprise Financial, Inc.                                 770              29
Bank of New York Mellon Corp. (The)                      3,990             130
Federated Investors, Inc. Class B                          300               9
Franklin Resources, Inc.                                   540              48
Invesco Ltd.                                             1,350              28
Janus Capital Group, Inc.                                  510              12
Legg Mason, Inc.                                           490              19
Northern Trust Corp.                                       670              48
State Street Corp.                                       1,490              85
T. Rowe Price Group, Inc.                                  910              49
                                                                   -------------
                                                                           475
                                                                   -------------

AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                                   2,070              63
                                                                   -------------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. (b)(e)                                    7,810              40
General Motors Corp.                                     1,970              19
                                                                   -------------
                                                                            59
                                                                   -------------

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. (b)                                       470               5
AutoZone, Inc. (b)                                         150              19
                                                                   -------------
                                                                            24
                                                                   -------------

BIOTECHNOLOGY--1.6%
Amgen, Inc. (b)                                          3,790             225
Biogen Idec, Inc. (b)                                    1,020              51
Celgene Corp. (b)                                        1,520              96
Genzyme Corp. (b)                                          930              75

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
BIOTECHNOLOGY--(CONTINUED)
Gilead Sciences, Inc. (b)                                3,210     $       147
                                                                   -------------
                                                                           594
                                                                   -------------

BREWERS--0.5%
Anheuser-Busch Cos., Inc.                                2,490             161
Molson Coors Brewing Co. Class B                           490              23
                                                                   -------------
                                                                           184
                                                                   -------------

BROADCASTING--0.1%
CBS Corp. Class B                                        2,370              35
                                                                   -------------

BUILDING PRODUCTS--0.1%
Masco Corp.                                              1,260              23
                                                                   -------------

CABLE & SATELLITE--0.8%
Comcast Corp. Class A                                   10,320             203
DIRECTV Group, Inc. (The) (b)                            2,480              65
Scripps Networks Interactive, Inc. Class A                 310              11
                                                                   -------------
                                                                           279
                                                                   -------------

CASINOS & GAMING--0.1%
International Game Technology                            1,080              19
                                                                   -------------

COAL & CONSUMABLE FUELS--0.2%
Consol Energy, Inc.                                        640              29
Massey Energy Co.                                          285              10
Peabody Energy Corp.                                       950              43
                                                                   -------------
                                                                            82
                                                                   -------------

COMMERCIAL PRINTING--0.0%
Donnelley (R.R.) & Sons Co.                                740              18
                                                                   -------------

COMMUNICATIONS EQUIPMENT--2.5%
Ciena Corp. (b)                                            310               3
Cisco Systems, Inc. (b)                                 20,590             464
Corning, Inc.                                            5,490              86
Harris Corp.                                               490              23
JDS Uniphase Corp. (b)                                     797               7
Juniper Networks, Inc. (b)                               1,830              39
Motorola, Inc.                                           7,860              56
QUALCOMM, Inc.                                           5,640             242
Tellabs, Inc. (b)                                        1,380               6
                                                                   -------------
                                                                           926
                                                                   -------------

COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                       1,210              46
GameStop Corp. Class A (b)                                 560              19


                                                       SHARES          VALUE
                                                   -------------   -------------
COMPUTER & ELECTRONICS RETAIL--(CONTINUED)
RadioShack Corp.                                           460     $         8
                                                                   -------------
                                                                            73
                                                                   -------------

COMPUTER HARDWARE--4.0%
Apple, Inc. (b)                                          3,070             349
Dell, Inc. (b)                                           7,040             116
Hewlett-Packard Co.                                      8,590             397
International Business Machines Corp.                    4,790             560
Sun Microsystems, Inc. (b)                               2,720              21
Teradata Corp. (b)                                         630              12
                                                                   -------------
                                                                         1,455
                                                                   -------------

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp. (b)                                            7,200              86
Lexmark International, Inc. Class A (b)                    310              10
NetApp, Inc. (b)                                         1,200              22
QLogic Corp. (b)                                           460               7
SanDisk Corp. (b)                                          780              15
                                                                   -------------
                                                                           140
                                                                   -------------

CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                                620              34
Jacobs Engineering Group, Inc. (b)                         420              23
                                                                   -------------
                                                                            57
                                                                   -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.8%
Caterpillar, Inc.                                        2,140             128
Cummins, Inc.                                              710              31
Deere & Co.                                              1,500              74
Manitowoc Co., Inc. (The)                                  450               7
PACCAR, Inc.                                             1,270              48
Terex Corp. (b)                                            350              11
                                                                   -------------
                                                                           299
                                                                   -------------

CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                       380              28
                                                                   -------------

CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.                      200               7
                                                                   -------------

CONSUMER FINANCE--0.7%
American Express Co.                                     4,040             143
Capital One Financial Corp.                              1,306              67
Discover Financial Services                              1,670              23
SLM Corp. (b)                                            1,630              20
                                                                   -------------
                                                                           253
                                                                   -------------

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Affiliated Computer Services, Inc. Class A (b)             340     $        17
Automatic Data Processing, Inc.                          1,810              77
Computer Sciences Corp. (b)                                530              21
Convergys Corp. (b)                                        430               6
Fidelity National Information Services, Inc                600              11
Fiserv, Inc. (b)                                           570              27
Lender Processing Services, Inc.                           350              11
MasterCard, Inc. Class A (e)                               250              44
Paychex, Inc.                                            1,120              37
Total System Services, Inc.                                695              12
Western Union Co. (The)                                  2,580              64
                                                                   -------------
                                                                           327
                                                                   -------------

DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                                    200               2
Kohl's Corp.(b)                                          1,070              49
Macy's, Inc.                                             1,470              26
Nordstrom, Inc.                                            610              18
Penney (J.C.) Co., Inc.                                    770              26
Sears Holdings Corp.(b) (e)                                240              23
                                                                   -------------
                                                                           144
                                                                   -------------

DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                                 290              21
Constellation Brands, Inc. Class A (b)                     680              14
                                                                   -------------
                                                                            35
                                                                   -------------

DISTRIBUTORS--0.1%
Genuine Parts Co.                                          570              23
                                                                   -------------

DIVERSIFIED BANKS--1.9%
Comerica, Inc.                                             520              17
U.S. Bancorp                                             6,070             219
Wachovia Corp.                                           7,450              26
Wells Fargo & Co.                                       11,510             432
                                                                   -------------
                                                                           694
                                                                   -------------

DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                              200               6
Dow Chemical Co. (The)                                   3,240             103
Du Pont (E.I.) de Nemours & Co.                          3,140             126
Eastman Chemical Co.                                       270              15
Hercules, Inc.                                             390               8
PPG Industries, Inc.                                       570              33
                                                                   -------------
                                                                           291
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
DIVERSIFIED METALS & MINING--0.0%
Titanium Metals Corp.                                      340     $         4
                                                                   -------------

DIVERSIFIED REITS--0.1%
Vornado Realty Trust                                       470              43
                                                                   -------------

DIVERSIFIED SUPPORT SERVICES--0.0%
Cintas Corp.                                               460              13
                                                                   -------------

DRUG RETAIL--0.7%
CVS Caremark Corp.                                       4,984             168
Walgreen Co.                                             3,450             107
                                                                   -------------
                                                                           275
                                                                   -------------

EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A (b)                             450              27
                                                                   -------------

ELECTRIC UTILITIES--2.1%
Allegheny Energy, Inc.                                     590              22
American Electric Power Co., Inc.                        1,400              52
Duke Energy Corp.                                        4,410              77
Edison International                                     1,140              45
Entergy Corp.                                              670              60
Exelon Corp.                                             2,290             143
FirstEnergy Corp.                                        1,060              71
FPL Group, Inc.                                          1,420              71
Pepco Holdings, Inc.                                       700              16
Pinnacle West Capital Corp.                                350              12
PPL Corp.                                                1,300              48
Progress Energy, Inc.                                      910              39
Southern Co. (The)                                       2,670             101
                                                                   -------------
                                                                           757
                                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Cooper Industries Ltd. Class A                             610              24
Emerson Electric Co.                                     2,720             111
Rockwell Automation, Inc.                                  510              19
                                                                   -------------
                                                                           154
                                                                   -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies, Inc. (b)                           1,250              37
                                                                   -------------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                                        730               7
Molex, Inc.                                                490              11
Tyco Electronics Ltd.                                    1,670              46
                                                                   -------------
                                                                            64
                                                                   -------------

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc. (b)                        1,180     $        13
Waste Management, Inc.                                   1,710              54
                                                                   -------------
                                                                            67
                                                                   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.6%
CF Industries Holdings, Inc.                               200              18
Monsanto Co.                                             1,910             189
                                                                   -------------
                                                                           207
                                                                   -------------

FOOD DISTRIBUTORS--0.2%
SYSCO Corp.                                              2,090              64
                                                                   -------------

FOOD RETAIL--0.3%
Kroger Co. (The)                                         2,310              64
Safeway, Inc.                                            1,530              36
SUPERVALU, Inc.                                            736              16
Whole Foods Market, Inc.                                   490              10
                                                                   -------------
                                                                           126
                                                                   -------------

FOOTWEAR--0.2%
NIKE, Inc. Class B                                       1,320              88
                                                                   -------------

FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                           740              45
                                                                   -------------

GAS UTILITIES--0.1%
Nicor, Inc.                                                160               7
Questar Corp.                                              600              25
                                                                   -------------
                                                                            32
                                                                   -------------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc. (b)                                         280               8
Family Dollar Stores, Inc.                                 490              11
Target Corp.                                             2,710             133
                                                                   -------------
                                                                           152
                                                                   -------------

GOLD--0.2%
Newmont Mining Corp.                                     1,580              61
                                                                   -------------

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                    560              21
Cardinal Health, Inc.                                    1,240              61
McKesson Corp.                                             970              52
Patterson Cos., Inc. (b)                                   420              13
                                                                   -------------
                                                                           147
                                                                   -------------

HEALTH CARE EQUIPMENT--2.2%
Bard (C.R.), Inc.                                          350              33

                                                       SHARES          VALUE
                                                   -------------   -------------
HEALTH CARE EQUIPMENT--(CONTINUED)
Baxter International, Inc.                               2,190     $       144
Becton, Dickinson & Co.                                    850              68
Boston Scientific Corp. (b)                              4,693              58
Covidien Ltd.                                            1,740              94
Hospira, Inc. (b)                                          550              21
Intuitive Surgical, Inc. (b)                               130              31
Medtronic, Inc.                                          3,910             196
St. Jude Medical, Inc. (b)                               1,180              51
Stryker Corp.                                              830              52
Varian Medical Systems, Inc. (b)                           440              25
Zimmer Holdings, Inc. (b)                                  810              52
                                                                   -------------
                                                                           825
                                                                   -------------

HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp. (b)                               1,670               9
                                                                   -------------

HEALTH CARE SERVICES--0.6%
DaVita, Inc.(b)                                            360              21
Express Scripts, Inc. (b)                                  880              65
Laboratory Corp. of America Holdings (b)                   390              27
Medco Health Solutions, Inc. (b)                         1,770              80
Quest Diagnostics, Inc.                                    550              28
                                                                   -------------
                                                                           221
                                                                   -------------

HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                           630              12
                                                                   -------------

HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc. (b)                                1,110              41
                                                                   -------------

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                                      580              13
                                                                   -------------

HOME IMPROVEMENT RETAIL--0.8%
Home Depot, Inc. (The)                                   5,910             153
Lowe's Cos., Inc.                                        5,100             121
Sherwin-Williams Co. (The)                                 340              19
                                                                   -------------
                                                                           293
                                                                   -------------

HOMEBUILDING--0.1%
Centex Corp.                                               430               7
Horton (D.R.), Inc.                                        960              13
KB Home                                                    270               5
Lennar Corp. Class A                                       490               8
Pulte Homes, Inc.                                          740              10
                                                                   -------------
                                                                            43
                                                                   -------------

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc. (b)                                900     $        28
                                                                   -------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Carnival Corp.                                           1,520              54
Marriott International, Inc. Class A                     1,050              27
Starwood Hotels & Resorts Worldwide, Inc.                  650              18
Wyndham Worldwide Corp.                                    620              10
                                                                   -------------
                                                                           109
                                                                   -------------

HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                                 210              13
Snap-On, Inc.                                              200              10
Stanley Works (The)                                        270              11
Whirlpool Corp.                                            260              21
                                                                   -------------
                                                                            55
                                                                   -------------

HOUSEHOLD PRODUCTS--2.7%
Clorox Co. (The)                                           480              30
Colgate-Palmolive Co.                                    1,770             133
Kimberly-Clark Corp.                                     1,460              95
Procter & Gamble Co. (The) (g)                          10,642             742
                                                                   -------------
                                                                         1,000
                                                                   -------------

HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                       540              31
Newell Rubbermaid, Inc.                                    960              17
                                                                   -------------
                                                                            48
                                                                   -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc. (b)                                430               6
Robert Half International, Inc.                            550              14
                                                                   -------------
                                                                            20
                                                                   -------------

HYPERMARKETS & SUPER CENTERS--1.6%
Costco Wholesale Corp.                                   1,510              98
Wal-Mart Stores, Inc.                                    8,110             486
                                                                   -------------
                                                                           584
                                                                   -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The) (b)                                      2,340              28
Constellation Energy Group, Inc.                           620              15
Dynegy, Inc. Class A (b)                                 1,733               6
                                                                   -------------
                                                                            49
                                                                   -------------

INDUSTRIAL CONGLOMERATES--3.1%
3M Co.                                                   2,450             167
General Electric Co. (g)                                34,740             886

                                                       SHARES          VALUE
                                                   -------------   -------------
INDUSTRIAL CONGLOMERATES--(CONTINUED)
Textron, Inc.                                              870     $        26
Tyco International Ltd.                                  1,680              59
                                                                   -------------
                                                                         1,138
                                                                   -------------

INDUSTRIAL GASES--0.3%
Air Products & Chemicals, Inc.                             730              50
Praxair, Inc.                                            1,090              78
                                                                   -------------
                                                                           128
                                                                   -------------

INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                              890              62
Dover Corp.                                                660              27
Eaton Corp.                                                570              32
Illinois Tool Works, Inc.                                1,380              61
ITT Corp.                                                  630              35
Pall Corp.                                                 420              14
Parker Hannifin Corp.                                      580              31
                                                                   -------------
                                                                           262
                                                                   -------------

INDUSTRIAL REITS--0.1%
ProLogis                                                   910              38
                                                                   -------------

INSURANCE BROKERS--0.3%
AON Corp.                                                1,040              47
Marsh & McLennan Cos., Inc.                              1,780              56
                                                                   -------------
                                                                           103
                                                                   -------------

INTEGRATED OIL & GAS--7.7%
Chevron Corp.                                            7,209             595
ConocoPhillips                                           5,380             394
Exxon Mobil Corp. (g)                                   18,410           1,430
Hess Corp.                                                 980              80
Marathon Oil Corp.                                       2,466              98
Murphy Oil Corp.                                           660              42
Occidental Petroleum Corp.                               2,860             202
                                                                   -------------
                                                                         2,841
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--2.7%
AT&T, Inc.                                              20,700             578
CenturyTel, Inc.                                           370              13
Embarq Corp.                                               512              21
Frontier Communications Corp.                            1,130              13
Qwest Communications International, Inc.                 5,300              17
Verizon Communications, Inc.                             9,930             319
Windstream Corp.                                         1,561              17
                                                                   -------------
                                                                           978
                                                                   -------------

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
INTERNET RETAIL--0.2%
Amazon.com, Inc. (b)                                     1,080     $        79
Expedia, Inc. (b)                                          730              11
                                                                   -------------
                                                                            90
                                                                   -------------

INTERNET SOFTWARE & SERVICES--1.4%
Akamai Technologies, Inc. (b)                              590              10
eBay, Inc. (b)                                           3,850              86
Google, Inc. Class A (b)                                   810             324
VeriSign, Inc. (b)                                         680              18
Yahoo!, Inc. (b)                                         4,790              83
                                                                   -------------
                                                                           521
                                                                   -------------

INVESTMENT BANKING & BROKERAGE--1.3%
Charles Schwab Corp. (The)                               3,240              84
E*TRADE Financial Corp. (b)                              1,870               5
Goldman Sachs Group, Inc. (The)                          1,370             176
Merrill Lynch & Co., Inc.                                5,340             135
Morgan Stanley                                           3,860              89
                                                                   -------------
                                                                           489
                                                                   -------------

IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp. Class A (b)         1,010              23
Unisys Corp. (b)                                         1,240               3
                                                                   -------------
                                                                            26
                                                                   -------------

LEISURE PRODUCTS--0.1%
Hasbro, Inc.                                               480              16
Mattel, Inc.                                             1,260              23
                                                                   -------------
                                                                            39
                                                                   -------------

LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc.                                              1,660              97
Lincoln National Corp.                                     900              39
MetLife, Inc.                                            2,480             139
Principal Financial Group, Inc.                            900              39
Prudential Financial, Inc.                               1,520             109
Torchmark Corp.                                            310              19
Unum Group                                               1,210              30
                                                                   -------------
                                                                           472
                                                                   -------------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Applied Biosystems, Inc.                                   590              20
Millipore Corp. (b)                                        190              13
PerkinElmer, Inc.                                          410              10
Thermo Fisher Scientific, Inc. (b)                       1,460              80

                                                       SHARES          VALUE
                                                   -------------   -------------
LIFE SCIENCES TOOLS & SERVICES--(CONTINUED)
Waters Corp. (b)                                           350     $        21
                                                                   -------------
                                                                           144
                                                                   -------------

MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                              1,690              61
CIGNA Corp.                                                980              33
Coventry Health Care, Inc. (b)                             530              17
Humana, Inc. (b)                                           590              24
UnitedHealth Group, Inc.                                 4,280             109
WellPoint, Inc. (b)                                      1,830              86
                                                                   -------------
                                                                           330
                                                                   -------------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                                 340              14
Pactiv Corp. (b)                                           460              11
                                                                   -------------
                                                                            25
                                                                   -------------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                      820              31
                                                                   -------------

MOVIES & ENTERTAINMENT--1.4%
News Corp. Class A                                       8,030              96
Time Warner, Inc.                                       12,470             163
Viacom, Inc. Class B (b)                                 2,210              55
Walt Disney Co. (The)                                    6,640             204
                                                                   -------------
                                                                           518
                                                                   -------------

MULTI-LINE INSURANCE--0.4%
American International Group, Inc.                       9,370              31
Assurant, Inc.                                             330              18
Genworth Financial, Inc. Class A                         1,510              13
Hartford Financial Services Group, Inc. (The)            1,100              45
Loews Corp.                                              1,260              50
                                                                   -------------
                                                                           157
                                                                   -------------

MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                                    620              28
                                                                   -------------

MULTI-UTILITIES--1.1%
Ameren Corp.                                               730              28
CenterPoint Energy, Inc.                                 1,140              17
CMS Energy Corp.                                           790              10
Consolidated Edison, Inc.                                  950              41
Dominion Resources, Inc.                                 2,010              86
DTE Energy Co.                                             570              23
Integrys Energy Group, Inc.                                265              13
NiSource, Inc.                                             960              14

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
MULTI-UTILITIES--(CONTINUED)
PG&E Corp.                                               1,250     $        47
Public Service Enterprise Group, Inc.                    1,770              58
Sempra Energy                                              870              44
TECO Energy, Inc.                                          730              11
Xcel Energy, Inc.                                        1,500              30
                                                                   -------------
                                                                           422
                                                                   -------------

OFFICE ELECTRONICS--0.1%
Xerox Corp.                                              3,130              36
                                                                   -------------

OFFICE REITS--0.1%
Boston Properties, Inc.                                    420              39
                                                                   -------------

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                       370              16
Pitney Bowes, Inc.                                         720              24
                                                                   -------------
                                                                            40
                                                                   -------------

OIL & GAS DRILLING--0.6%
ENSCO International, Inc.                                  500              29
Nabors Industries Ltd. (b)                                 980              24
Noble Corp.                                                940              41
Rowan Cos., Inc.                                           390              12
Transocean, Inc. (b)                                     1,110             122
                                                                   -------------
                                                                           228
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Baker Hughes, Inc.                                       1,070              65
BJ Services Co.                                          1,020              19
Cameron International Corp. (b)                            760              29
Halliburton Co.                                          3,040              98
National Oilwell Varco, Inc. (b)                         1,450              73
Smith International, Inc.                                  750              44
Weatherford International Ltd. (b)                       2,370              60
                                                                   -------------
                                                                           388
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--1.9%
Anadarko Petroleum Corp.                                 1,630              79
Apache Corp.                                             1,160             121
Cabot Oil & Gas Corp.                                      360              13
Chesapeake Energy Corp.                                  1,680              60
Devon Energy Corp.                                       1,550             142
EOG Resources, Inc.                                        870              78
Noble Energy, Inc.                                         600              33
Pioneer Natural Resources Co.                              430              23
Range Resources Corp.                                      540              23

                                                       SHARES          VALUE
                                                   -------------   -------------
OIL & GAS EXPLORATION & PRODUCTION--(CONTINUED)
Southwestern Energy Co. (b)                              1,190     $        36
XTO Energy, Inc.                                         1,875              87
                                                                   -------------
                                                                           695
                                                                   -------------

OIL & GAS REFINING & MARKETING--0.2%
Sunoco, Inc.                                               410              14
Tesoro Corp.                                               480               8
Valero Energy Corp.                                      1,840              56
                                                                   -------------
                                                                            78
                                                                   -------------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
El Paso Corp.                                            2,450              31
Spectra Energy Corp.                                     2,210              53
Williams Cos., Inc. (The)                                2,040              48
                                                                   -------------
                                                                           132
                                                                   -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--4.1%
Bank of America Corp.                                   15,892             556
Citigroup, Inc.                                         18,970             389
JPMorgan Chase & Co.                                    12,036             562
                                                                   -------------
                                                                         1,507
                                                                   -------------

PACKAGED FOODS & MEATS--1.6%
Campbell Soup Co.                                          750              29
ConAgra Foods, Inc.                                      1,590              31
Dean Foods Co. (b)                                         530              13
General Mills, Inc.                                      1,170              81
Heinz (H.J.) Co.                                         1,100              55
Hershey Co. (The)                                          590              23
Kellogg Co.                                                880              49
Kraft Foods, Inc. Class A                                5,285             173
McCormick & Co., Inc.                                      450              17
Sara Lee Corp.                                           2,460              31
Tyson Foods, Inc. Class A                                  950              11
Wrigley (Wm.) Jr. Co.                                      750              60
                                                                   -------------
                                                                           573
                                                                   -------------

PAPER PACKAGING--0.1%
Bemis Co., Inc.                                            350               9
Sealed Air Corp.                                           560              13
                                                                   -------------
                                                                            22
                                                                   -------------

PAPER PRODUCTS--0.1%
International Paper Co.                                  1,490              39
MeadWestvaco Corp.                                         610              14
                                                                   -------------
                                                                            53
                                                                   -------------

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                      1,490     $        62
Estee Lauder Cos., Inc. (The) Class A                      400              20
                                                                   -------------
                                                                            82
                                                                   -------------

PHARMACEUTICALS--6.5%
Abbott Laboratories                                      5,380             310
Allergan, Inc.                                           1,070              55
Barr Pharmaceuticals, Inc. (b)                             380              25
Bristol-Myers Squibb Co.                                 6,900             144
Forest Laboratories, Inc. (b)                            1,060              30
Johnson & Johnson                                        9,820             680
King Pharmaceuticals, Inc. (b)                             860               8
Lilly (Eli) & Co.                                        3,450             152
Merck & Co., Inc.                                        7,480             236
Mylan, Inc. (b)(e)                                       1,060              12
Pfizer, Inc.                                            23,580             435
Schering-Plough Corp.                                    5,650             104
Watson Pharmaceuticals, Inc. (b)                           360              10
Wyeth                                                    4,650             172
                                                                   -------------
                                                                         2,373
                                                                   -------------

PHOTOGRAPHIC PRODUCTS--0.0%
Eastman Kodak Co.                                        1,000              15
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--0.9%
Allstate Corp. (The)                                     1,920              89
Chubb Corp. (The)                                        1,270              70
Cincinnati Financial Corp.                                 564              16
MBIA, Inc.                                                 740               9
Progressive Corp. (The)                                  2,360              41
Travelers Cos., Inc. (The)                               2,109              95
                                                                   -------------
                                                                           320
                                                                   -------------

PUBLISHING--0.2%
Gannett Co., Inc.                                          800              14
McGraw-Hill Cos., Inc. (The)                             1,120              35
Meredith Corp.                                             130               4
New York Times Co. (The) Class A                           500               7
Washington Post Co. (The) Class B                           25              14
                                                                   -------------
                                                                            74
                                                                   -------------

RAILROADS--1.0%
Burlington Northern Santa Fe Corp.                       1,020              94
CSX Corp.                                                1,410              77
Norfolk Southern Corp.                                   1,310              87

                                                       SHARES          VALUE
                                                   -------------   -------------
RAILROADS--(CONTINUED)
Union Pacific Corp.                                      1,800     $       128
                                                                   -------------
                                                                           386
                                                                   -------------

REAL ESTATE SERVICES--0.0%
CB Richard Ellis Group, Inc. Class A (b)                   610               8
                                                                   -------------

REGIONAL BANKS--1.0%
BB&T Corp. (e)                                           1,910              72
Fifth Third Bancorp                                      2,000              24
First Horizon National Corp.                               670               6
Huntington Bancshares, Inc.                              1,280              10
KeyCorp                                                  1,690              20
M&T Bank Corp.                                             270              24
Marshall & Ilsley Corp.                                    900              18
National City Corp. (e)                                  2,650               5
PNC Financial Services Group, Inc. (The)                 1,210              91
Regions Financial Corp.                                  2,420              23
SunTrust Banks, Inc.                                     1,230              56
Zions Bancorp                                              370              14
                                                                   -------------
                                                                           363
                                                                   -------------

RESEARCH & CONSULTING SERVICES--0.0%
Equifax, Inc.                                              450              16
                                                                   -------------

RESIDENTIAL REITS--0.2%
Apartment Investment & Management Co. Class A              337              12
AvalonBay Communities, Inc.                                270              26
Equity Residential                                         940              42
                                                                   -------------
                                                                            80
                                                                   -------------

RESTAURANTS--1.0%
Darden Restaurants, Inc.                                   490              14
McDonald's Corp.                                         3,950             243
Starbucks Corp. (b)                                      2,540              38
Wendy's / Arby's Group, Inc.                             1,318               7
Yum! Brands, Inc.                                        1,650              54
                                                                   -------------
                                                                           356
                                                                   -------------

RETAIL REITS--0.4%
Developers Diversified Realty Corp.                        420              13
General Growth Properties, Inc.                            930              14
Kimco Realty Corp.                                         880              33
Simon Property Group, Inc.                                 780              76
                                                                   -------------
                                                                           136
                                                                   -------------

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                                  4,720     $        71
KLA-Tencor Corp.                                           590              19
MEMC Electronic Materials, Inc. (b)                        790              22
Novellus Systems, Inc. (b)                                 350               7
Teradyne, Inc. (b)                                         600               5
                                                                   -------------
                                                                           124
                                                                   -------------

SEMICONDUCTORS--1.9%
Advanced Micro Devices, Inc. (b)                         2,110              11
Altera Corp.                                             1,040              21
Analog Devices, Inc.                                     1,010              27
Broadcom Corp. Class A (b)                               1,560              29
Intel Corp.                                             19,960             374
Linear Technology Corp.                                    770              23
LSI Corp. (b)                                            2,220              12
Microchip Technology, Inc.                                 640              19
Micron Technology, Inc. (b)                              2,650              11
National Semiconductor Corp.                               750              13
NVIDIA Corp. (b)                                         1,930              21
Texas Instruments, Inc.                                  4,610              99
Xilinx, Inc.                                               970              23
                                                                   -------------
                                                                           683
                                                                   -------------

SOFT DRINKS--2.2%
Coca-Cola Co. (The)                                      6,960             368
Coca-Cola Enterprises, Inc.                              1,000              17
Pepsi Bottling Group, Inc. (The)                           470              14
PepsiCo, Inc.                                            5,530             394
                                                                   -------------
                                                                           793
                                                                   -------------

SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                        1,130              26
                                                                   -------------

SPECIALIZED FINANCE--0.5%
CIT Group, Inc.                                            980               7
CME Group, Inc. (e)                                        230              86
IntercontinentalExchange, Inc. (b)                         250              20
Moody's Corp.                                              710              24
NYSE Euronext, Inc.                                        920              36
                                                                   -------------
                                                                           173
                                                                   -------------

SPECIALIZED REITS--0.4%
Host Hotels & Resorts, Inc.                              1,820              24
HPC, Inc.                                                  860              34
Plum Creek Timber Co., Inc.                                600              30

                                                       SHARES          VALUE
                                                   -------------   -------------
SPECIALIZED REITS--(CONTINUED)
Public Storage                                             430     $        43
                                                                   -------------
                                                                           131
                                                                   -------------

SPECIALTY CHEMICALS--0.3%
Ecolab, Inc.                                               610              30
International Flavors & Fragrances, Inc.                   280              11
Rohm & Haas Co.                                            440              31
Sigma-Aldrich Corp.                                        450              23
                                                                   -------------
                                                                            95
                                                                   -------------

SPECIALTY STORES--0.2%
Office Depot, Inc. (b)                                     950               5
Staples, Inc.                                            2,450              55
Tiffany & Co.                                              440              16
                                                                   -------------
                                                                            76
                                                                   -------------

STEEL--0.3%
AK Steel Holding Corp.                                     395              10
Allegheny Technologies, Inc.                               350              10
Nucor Corp.                                              1,090              43
United States Steel Corp.                                  410              32
                                                                   -------------
                                                                            95
                                                                   -------------

SYSTEMS SOFTWARE--3.1%
BMC Software, Inc. (b)                                     670              19
CA, Inc.                                                 1,363              27
Microsoft Corp. (g)                                     27,910             745
Novell, Inc. (b)                                         1,230               7
Oracle Corp. (b)                                        13,823             281
Symantec Corp. (b)                                       2,926              57
                                                                   -------------
                                                                         1,136
                                                                   -------------

THRIFTS & MORTGAGE FINANCE--0.1%
Hudson City Bancorp, Inc.                                1,810              33
MGIC Investment Corp.                                      440               3
Sovereign Bancorp, Inc.                                  1,670               7
                                                                   -------------
                                                                            43
                                                                   -------------

TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The) (b)                       840              13
                                                                   -------------

TOBACCO--1.6%
Altria Group, Inc.                                       7,300             145
Lorillard, Inc.                                            610              43
Philip Morris International, Inc.                        7,350             354
Reynolds American, Inc.                                    600              29

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
TOBACCO--(CONTINUED)
UST, Inc.                                                  520     $        35
                                                                   -------------
                                                                           606
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS--0.1%
Fastenal Co.                                               460              23
Grainger (W.W.), Inc.                                      230              20
                                                                   -------------
                                                                            43
                                                                   -------------

TRUCKING--0.0%
Ryder System, Inc.                                         200              12
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES--0.3%
American Tower Corp. Class A (b)                         1,380              50
Sprint Nextel Corp.                                      9,938              60
                                                                   -------------
                                                                           110
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $33,699)                                               35,158
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--1.2%

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc.
  (United States) (c)                                    1,340              76
                                                                   -------------

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co., Ltd. Class A (United States)         1,110              35
                                                                   -------------
OIL & GAS EQUIPMENT & SERVICES--0.8%
Schlumberger Ltd. (Netherlands)                          4,160             325
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                  1,060              19
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $292)                                                     455
-------------------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights (d)                 8,400              --
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
-------------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                         0
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $33,991)                                               35,613
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.4%

MONEY MARKET MUTUAL FUNDS--2.7%
AIM Short-Term Investment Treasury-Liquid
  Assets Portfolio (The) - Institutional
  Shares (seven-day effective yield 2.690%)            681,214     $       681
BlackRock Institutional Money Market
  Trust (seven-day effective yield 2.836%) (f)         195,395             195
Blackrock Liquidity Funds Tempfund
  Portfolio (seven-day effective yield 2.630%)          85,279              85
Dreyfus Cash Management Plus, Inc. -
  Institutional Shares (seven-day
  effective yield 2.800%)                               10,247              10
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 2.400%)                        55              --(i)
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 2.500%)                               26,760              27
                                                                   -------------
                                                                           998
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
U.S. TREASURY BILL--0.7%

U.S. Treasury Bill
  1.630% due 10/23/08 (g)(h)                              $250             250
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,248)                                                 1,248
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $35,239)                                               36,861 (a)

Other assets and liabilities, net--(0.4)%                                 (139)
                                                                   -------------
NET ASSETS--100.0%                                                 $    36,722
                                                                   =============

                                VIRTUS INDEX FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

At September 30, 2008, the Fund had entered into futures contracts as follows:

                                                        Value of      Market      Unrealized
                                          Number of    Contracts     Value of    Appreciation
                        Expiration Date   Contracts   When Opened   Contracts   (Depreciation)
                        ----------------------------------------------------------------------
S&P 500 E Mini Future       December 08           3      $940          $876         $(64)

ABBREVIATIONS:

REIT
Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,297 and gross depreciation of $5,535 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $37,099.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(d) Illiquid and restricted security. Security valued at fair value by or under the direction of the Trustees. At September 30, 2008, this security amounted to a value of $0 or 0.0% of net assets. For acquisition information, see Note 2" Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(e)  All or a portion of security is on loan.

(f) Represents security purchased with cash collateral received for securities on loan.

(g)  All or a portion segregated as collateral for futures contracts.

(h)  The rate shown is the discount rate.

(i)  Amount is less than $500 (not reported in thousands).

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
DOMESTIC COMMON STOCKS--99.2%

AEROSPACE & DEFENSE--1.3%
Ceradyne, Inc. (b)                                       7,200     $       264
                                                                   -------------

AGRICULTURAL PRODUCTS--1.5%
Darling International, Inc. (b)                         28,110             312
                                                                   -------------

APPAREL RETAIL--1.1%
Charlotte Russe Holding, Inc. (b)                        7,800              80
Genesco, Inc. (b)(d)                                     4,790             160
                                                                   -------------
                                                                           240
                                                                   -------------

APPLICATION SOFTWARE--6.8%
ANSYS, Inc. (b)                                          8,020             304
Blackboard, Inc. (b)                                     3,240             130
Concur Technologies, Inc. (b)                            9,660             369
FactSet Research Systems, Inc.                           2,330             122
Kenexa Corp. (b)                                        16,010             253
Taleo Corp. Class A (b)                                 11,550             230
                                                                   -------------
                                                                         1,408
                                                                   -------------

AUTO PARTS & EQUIPMENT--2.3%
ATC Technology Corp. (b)                                10,900             259
Fuel Systems Solutions, Inc. (b)                         6,210             214
                                                                   -------------
                                                                           473
                                                                   -------------

BIOTECHNOLOGY--2.3%
Alnylam Pharmaceuticals, Inc. (b)                        4,750             138
Cubist Pharmaceuticals, Inc. (b)                         7,400             164
OSI Pharmaceuticals, Inc. (b)                            3,500             173
                                                                   -------------
                                                                           475
                                                                   -------------

COAL & CONSUMABLE FUELS--1.0%
Alpha Natural Resources, Inc. (b)                        3,930             202
                                                                   -------------

COMMODITY CHEMICALS--1.6%
Koppers Holdings, Inc.                                   9,190             344
                                                                   -------------

COMMUNICATIONS EQUIPMENT--3.5%
Avocent Corp. (b)                                       10,940             224
Blue Coat Systems, Inc. (b)                             20,720             294
Polycom, Inc. (b)                                        7,350             170
Riverbed Technology, Inc. (b)                            3,720              46
                                                                   -------------
                                                                           734
                                                                   -------------

CONSTRUCTION & ENGINEERING--4.2%
EMCOR Group, Inc. (b)                                   12,120             319

                                                       SHARES          VALUE
                                                   -------------   -------------
CONSTRUCTION & ENGINEERING--(CONTINUED)
Furmanite Corp. (b)                                     12,300     $       127
MasTec, Inc. (b)                                        11,890             158
Perini Corp. (b)                                        10,460             270
                                                                   -------------
                                                                           874
                                                                   -------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS--2.0%
Wabtec Corp.                                             8,290             425
                                                                   -------------

DISTRIBUTORS--1.5%
LKQ Corp. (b)                                           18,660             317
                                                                   -------------

DIVERSIFIED CHEMICALS--0.4%
LSB Industries, Inc. (b)                                 6,190              86
                                                                   -------------

DIVERSIFIED METALS & MINING--0.8%
Compass Minerals International, Inc.                     3,030             159
                                                                   -------------

DIVERSIFIED SUPPORT SERVICES--0.6%
Comfort Systems USA, Inc.                                9,400             126
                                                                   -------------

EDUCATION SERVICES--2.8%
DeVry, Inc.                                              6,600             327
Thinkorswim Group Inc (b)                               30,960             258
                                                                   -------------
                                                                           585
                                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.6%
GrafTech International Ltd. (b)                         11,430             173
Polypore International, Inc. (b)                         8,620             185
Woodward Governor Co.                                    5,440             192
                                                                   -------------
                                                                           550
                                                                   -------------

ELECTRONIC MANUFACTURING SERVICES--1.0%
Plexus Corp. (b)                                        10,310             213
                                                                   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
CF Industries Holdings, Inc.                             1,160             106
Terra Industries, Inc.                                   5,690             167
                                                                   -------------
                                                                           273
                                                                   -------------

FOOTWEAR--0.4%
Skechers U.S.A., Inc. Class A (b)                        5,030              85
                                                                   -------------

HEALTH CARE EQUIPMENT--1.7%
CryoLife, Inc. (b)                                      12,430             163
IRIS International, Inc. (b)                             5,200              93
Masimo Corp. (b)                                         2,500              93
                                                                   -------------
                                                                           349
                                                                   -------------

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
HEALTH CARE FACILITIES--1.9%
AmSurg Corp. (b)                                        15,250     $       388
                                                                   -------------

HEALTH CARE SERVICES--6.5%
Chemed Corp.                                             8,300             341
Emergency Medical Services Corp. Class
  A (b)                                                 12,860             384
Genoptix, Inc. (b)                                       3,240             106
LHC Group, Inc. (b)                                      9,930             283
RehabCare Group, Inc. (b)                                5,320              96
Res-Care, Inc. (b)                                       7,500             136
                                                                   -------------
                                                                         1,346
                                                                   -------------

HEALTH CARE SUPPLIES--2.1%
Immucor, Inc. (b)                                       13,850             443
                                                                   -------------

HEALTH CARE TECHNOLOGY--1.7%
Phase Forward, Inc. (b)                                 17,200             360
                                                                   -------------

INDUSTRIAL MACHINERY--4.3%
Actuant Corp. Class A                                    5,630             142
Gardner Denver, Inc. (b)                                 7,410             257
Graham Corp.                                             5,010             271
Robbins & Myers, Inc.                                    7,500             232
                                                                   -------------
                                                                           902
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
NTELOS Holdings Corp.                                   10,000             269
                                                                   -------------

INTERNET RETAIL--0.6%
priceline.com, Inc. (b)                                  1,720             118
                                                                   -------------

INTERNET SOFTWARE & SERVICES--1.9%
Vocus, Inc. (b)                                         11,770             400
                                                                   -------------

INVESTMENT BANKING & BROKERAGE--0.4%
GFI Group, Inc.                                         18,400              87
                                                                   -------------

IT CONSULTING & OTHER SERVICES--2.4%
Gartner, Inc. (b)                                        8,520             193
Integral Systems, Inc. (b)                              14,540             302
                                                                   -------------
                                                                           495
                                                                   -------------

LIFE SCIENCES TOOLS & SERVICES--4.7%
Bruker Corp. (b)                                        21,500             287
Kendle International, Inc. (b)(d)                        6,600             295
Life Sciences Research, Inc. (b)                         8,680             304
Medtox Scientific, Inc. (b)                              7,070              87
                                                                   -------------
                                                                           973
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
MANAGED HEALTH CARE--0.9%
Centene Corp. (b)                                        9,490     $       195
                                                                   -------------

OFFICE SERVICES & SUPPLIES--3.4%
American Reprographics Co. (b)                          22,010             380
Knoll, Inc.                                             12,390             187
Miller (Herman), Inc.                                    5,650             138
                                                                   -------------
                                                                           705
                                                                   -------------

OIL & GAS DRILLING--2.8%
Atwood Oceanics, Inc. (b)                                8,580             312
Pioneer Drilling Co. (b)                                20,090             267
                                                                   -------------
                                                                           579
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--1.2%
T-3 Energy Services, Inc. (b)                            6,650             247
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--5.8%
Clayton Williams Energy Inc. (b)                         3,750             265
Concho Resources, Inc. (b)                               6,100             168
Gran Tierra Energy, Inc. (b)(d)                         39,360             146
McMoran Exploration Co. (b)                              9,180             217
Stone Energy Corp. (b)                                   7,230             306
Vaalco Energy, Inc. (b)                                 15,100             103
                                                                   -------------
                                                                         1,205
                                                                   -------------

PAPER PACKAGING--1.7%
Rock-Tenn Co. Class A                                    8,660             346
                                                                   -------------

PHARMACEUTICALS--2.8%
Valeant Pharmaceuticals International (b)                7,040             144
Viropharma, Inc. (b)                                    19,320             254
VIVUS, Inc. (b)                                         22,450             178
                                                                   -------------
                                                                           576
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--3.1%
Amtrust Financial Services, Inc.                        18,850             256
Navigators Group, Inc. (The) (b)                         5,330             309
SeaBright Insurance Holdings, Inc. (b)                   6,200              81
                                                                   -------------
                                                                           646
                                                                   -------------

PUBLISHING--1.7%
Morningstar, Inc. (b)                                    6,260             347
                                                                   -------------

REGIONAL BANKS--0.4%
UMB Financial Corp.                                      1,580              83
                                                                   -------------

RESEARCH & CONSULTING SERVICES--0.8%
ICF International, Inc. (b)                              8,100             160
                                                                   -------------

                    VIRTUS DISCIPLINED SMALL-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
RESTAURANTS--1.1%
Chipotle Mexican Grill, Inc. Class A (b)                 4,040     $       224
                                                                   -------------

SEMICONDUCTOR EQUIPMENT--1.1%
Amkor Technology, Inc. (b)                              35,350             225
                                                                   -------------

SEMICONDUCTORS--1.5%
Hittite Microwave Corp. (b)                              9,400             316
                                                                   -------------

SPECIALTY CHEMICALS--0.2%
Rockwood Holdings, Inc. (b)                              2,080              53
                                                                   -------------

SYSTEMS SOFTWARE--1.6%
Sybase, Inc. (b)                                         3,540             108
Vasco Data Security International, Inc. (b)             22,010             228
                                                                   -------------
                                                                           336
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Syniverse Holdings, Inc. (b)                             7,410             123
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $23,182)                                               20,641
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $23,182)                                               20,641
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.7%

MONEY MARKET MUTUAL FUNDS--3.7%
AIM Short-Term Investment Treasury-Liquid
  Assets Portfolio (The) - Institutional
  Shares (seven-day effective yield
  2.690%)                                              161,249             161
BlackRock Institutional Money Market
  Trust (seven-day effective yield
  2.836%) (e)                                          582,306             582
Blackrock Liquidity Funds Tempfund
  Portfolio (seven-day effective yield
  2.630%)                                                5,558               6
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 2.400%)                       100              -- (c)
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 2.500%)                               26,165              26
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $775)                                                     775
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--102.9%
(IDENTIFIED COST $23,957)                                               21,416 (a)

Other assets and liabilities, net--(2.9)%                                 (594)
                                                                   -------------
NET ASSETS--100.0%                                                 $    20,822
                                                                   =============

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,129 and gross depreciation of $3,670 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $23,957.

(b)  Non-income producing.

(c)  Amount is less than $500 (not reported in thousands).

(d)  All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
DOMESTIC COMMON STOCKS--96.6%

AEROSPACE & DEFENSE--2.5%
Ceradyne, Inc. (b)                                      28,150     $     1,032
Teledyne Technologies, Inc. (b)                         28,270           1,616
                                                                   -------------
                                                                         2,648
                                                                   -------------

APPAREL RETAIL--3.5%
Aeropostale, Inc.(b) (c)                                40,600           1,304
Christopher & Banks Corp.                               71,500             548
Coldwater Creek, Inc.(b)                               211,250           1,223
Tween Brands, Inc. (b)                                  61,300             600
                                                                   -------------
                                                                         3,675
                                                                   -------------

APPAREL, ACCESSORIES & LUXURY GOODS--4.0%
Movado Group, Inc.                                      71,000           1,587
Perry Ellis International, Inc. (b)                     45,000             671
Phillips-Van Heusen Corp.                               51,260           1,943
                                                                   -------------
                                                                         4,201
                                                                   -------------

APPLICATION SOFTWARE--1.9%
American Software, Inc. Class A                         63,400             346
SPSS, Inc. (b)                                          56,300           1,653
                                                                   -------------
                                                                         1,999
                                                                   -------------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
Waddell & Reed Financial, Inc. Class A                  26,550             657
                                                                   -------------

AUTO PARTS & EQUIPMENT--1.3%
ATC Technology Corp.(b)                                 23,400             556
Stoneridge, Inc.(b)                                     72,300             813
                                                                   -------------
                                                                         1,369
                                                                   -------------

BIOTECHNOLOGY--0.4%
PDL BioPharma, Inc.                                     42,300             394
                                                                   -------------

BREWERS--0.6%
Boston Beer Co., Inc. (The) Class A (b)                 12,900             613
                                                                   -------------

CASINOS & GAMING--0.4%
Bally Technologies, Inc. (b)                            14,500             439
                                                                   -------------

COAL & CONSUMABLE FUELS--0.6%
USEC, Inc. (b)(c)                                      119,300             645
                                                                   -------------

COMMERCIAL PRINTING--0.8%
M & F Worldwide Corp. (b)                               20,500             820
                                                                   -------------

                                                      SHARES           VALUE
                                                   -------------   -------------
COMMODITY CHEMICALS--1.0%
Koppers Holdings, Inc.                                  29,250     $     1,094
                                                                   -------------

COMMUNICATIONS EQUIPMENT--1.9%
Arris Group, Inc. (b)                                   62,500             483
Blue Coat Systems, Inc. (b)                             69,950             993
Opnext, Inc. (b)                                       115,300             529
                                                                   -------------
                                                                         2,005
                                                                   -------------

COMPUTER & ELECTRONICS RETAIL--1.2%
Systemax, Inc. (c)                                      90,050           1,266
                                                                   -------------

COMPUTER STORAGE & PERIPHERALS--1.8%
Electronics for Imaging, Inc. (b)                       97,400           1,357
Novatel Wireless, Inc. (b)                              85,900             520
                                                                   -------------
                                                                         1,877
                                                                   -------------

CONSTRUCTION & ENGINEERING--2.1%
Layne Christensen Co. (b)                               23,800             843
Perini Corp. (b)                                        51,800           1,336
                                                                   -------------
                                                                         2,179
                                                                   -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.4%
CSG Systems International, Inc. (b)                     62,700           1,099
TeleTech Holdings, Inc. (b)                             34,400             428
                                                                   -------------
                                                                         1,527
                                                                   -------------

DEPARTMENT STORES--0.2%
Bon-Ton Stores, Inc. (The) (c)                          59,800             163
                                                                   -------------

EDUCATION SERVICES--1.3%
Learning Tree International, Inc. (b)                  112,600           1,402
                                                                   -------------

ELECTRIC UTILITIES--1.3%
Cleco Corp.                                             53,480           1,350
                                                                   -------------

ELECTRONIC MANUFACTURING SERVICES--2.1%
Methode Electronics, Inc.                               74,250             664
Plexus Corp. (b)                                        72,750           1,506
                                                                   -------------
                                                                         2,170
                                                                   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Terra Industries, Inc.                                  10,400             306
                                                                   -------------

FOOD DISTRIBUTORS--1.5%
Spartan Stores, Inc.                                    62,500           1,555
                                                                   -------------

FOOD RETAIL--2.8%
Casey's General Stores, Inc.                            23,500             709
Ingles Markets, Inc. Class A                            24,000             548

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
FOOD RETAIL--(CONTINUED)
Pantry, Inc., (The) (b)                                 82,130     $     1,740
                                                                   -------------
                                                                         2,997
                                                                   -------------

HEALTH CARE EQUIPMENT--0.6%
Zoll Medical Corp. (b)                                  20,700             677
                                                                   -------------

HEALTH CARE FACILITIES--2.1%
AmSurg Corp. (b)                                        38,700             986
Hanger Orthopedic Group, Inc. (b)                       71,200           1,242
                                                                   -------------
                                                                         2,228
                                                                   -------------

HEALTH CARE SERVICES--1.6%
Apria Healthcare Group, Inc.(b)                         29,800             544
Inventiv Health, Inc.(b)                                61,740           1,090
                                                                   -------------
                                                                         1,634
                                                                   -------------

HOUSEWARES & SPECIALTIES--0.8%
Tupperware Brands Corp.                                 31,750             877
                                                                   -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.8%
On Assignment, Inc. (b)                                105,600             832
Volt Information Sciences, Inc. (b)                    120,425           1,082
                                                                   -------------
                                                                         1,914
                                                                   -------------

INDUSTRIAL MACHINERY--4.6%
Ampco-Pittsburgh Corp.                                  36,390             943
EnPro Industries, Inc. (b)                              23,100             858
Gardner Denver, Inc. (b)                                37,540           1,303
Lydall, Inc. (b)                                        46,300             446
Robbins & Myers, Inc.                                   42,500           1,315
                                                                   -------------
                                                                         4,865
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Cincinnati Bell, Inc. (b)                              330,550           1,021
                                                                   -------------

INTERNET RETAIL--0.4%
1-800-FLOWERS.COM, Inc., Class A (b)                    75,400             454
                                                                   -------------

INTERNET SOFTWARE & SERVICES--2.4%
Digital River, Inc. (b)                                 34,420           1,115
j2 Global Communications, Inc. (b)                      61,840           1,444
                                                                   -------------
                                                                         2,559
                                                                   -------------

INVESTMENT BANKING & BROKERAGE--1.4%
SWS Group, Inc.                                         75,700           1,526
                                                                   -------------

LEISURE FACILITIES--0.6%
Vail Resorts, Inc. (b)                                  18,600             650
                                                                   -------------

                                                      SHARES           VALUE
                                                   -------------   -------------
LIFE SCIENCES TOOLS & SERVICES--1.2%
Parexel International Corp. (b)                         43,400     $     1,244
                                                                   -------------

MANAGED HEALTH CARE--2.8%
AMERIGROUP Corp. (b)                                    66,200           1,671
Molina Healthcare, Inc. (b)                             40,000           1,240
                                                                   -------------
                                                                         2,911
                                                                   -------------

METAL & GLASS CONTAINERS--1.1%
Greif, Inc. Class A                                     18,000           1,181
                                                                   -------------

MORTGAGE REITS--0.3%
Capstead Mortgage Corp.                                 26,700             292
                                                                   -------------

MULTI-SECTOR HOLDINGS--0.6%
Compass Diversified Trust                               44,100             615
                                                                   -------------

OFFICE REITS--0.7%
Brandywine Realty Trust                                 46,000             737
                                                                   -------------

OIL & GAS DRILLING--2.1%
Grey Wolf, Inc. (b)                                    135,460           1,054
Parker Drilling Co. (b)                                150,370           1,206
                                                                   -------------
                                                                         2,260
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--1.9%
Dawson Geophysical Co. (b)                              29,400           1,373
Gulfmark Offshore, Inc. (b)                              9,500             426
T-3 Energy Services, Inc. (b)                            4,305             160
                                                                   -------------
                                                                         1,959
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--2.1%
Callon Petroleum Co. (b)                                27,500             496
Comstock Resources, Inc. (b)                             8,200             410
Encore Acquisition Co. (b)                               7,600             317
Stone Energy Corp. (b)                                  22,550             955
                                                                   -------------
                                                                         2,178
                                                                   -------------

PACKAGED FOODS & MEATS--1.3%
Cal-Maine Foods, Inc. (c)                               50,725           1,392
                                                                   -------------

PAPER PACKAGING--1.7%
Rock-Tenn Co. Class A                                   45,400           1,815
                                                                   -------------

PAPER PRODUCTS--0.7%
Buckeye Technologies, Inc. (b)                          90,740             743
                                                                   -------------

PHARMACEUTICALS--2.9%
KV Pharmaceutical Co. Class A (b)                       38,150             866
Medicis Pharmaceutical Corp. Class A                    29,200             435

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
PHARMACEUTICALS--(CONTINUED)
Par Pharmaceutical Cos., Inc. (b)                       74,250     $       913
Salix Pharmaceuticals Ltd. (b)                         129,900             833
                                                                   -------------
                                                                         3,047
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--3.8%
Amtrust Financial Services, Inc.                        86,500           1,175
Meadowbrook Insurance Group, Inc.                      105,100             742
RLI Corp.                                               34,250           2,127
                                                                   -------------
                                                                         4,044
                                                                   -------------

REAL ESTATE SERVICES--1.3%
Jones Lang LaSalle, Inc.                                30,900           1,344
                                                                   -------------

REGIONAL BANKS--6.7%
First Citizens BancShares, Inc. Class A                  4,670             836
First Merchants Corp.                                   20,150             459
Glacier Bancorp, Inc.                                   48,500           1,201
NBT Bancorp, Inc.                                       36,750           1,100
Prosperity Bancshares, Inc.                             32,500           1,105
Tompkins Financial Corp.                                14,600             737
UMB Financial Corp.                                     30,900           1,623
                                                                   -------------
                                                                         7,061
                                                                   -------------

RESEARCH & CONSULTING SERVICES--1.0%
CRA International, Inc. (b)                             39,300           1,080
                                                                   -------------

RESIDENTIAL REITS--1.7%
Mid-America Apartment Communities, Inc.                 35,950           1,767
                                                                   -------------

RESTAURANTS--0.5%
California Pizza Kitchen, Inc. (b)                      43,600             561
                                                                   -------------

SECURITY & ALARM SERVICES--0.8%
GeoEye, Inc. (b)                                        40,100             887
                                                                   -------------

SEMICONDUCTOR EQUIPMENT--2.9%
Advanced Energy Industries, Inc. (b)                    70,810             969
Amkor Technology, Inc.(b)                              204,050           1,300
Cabot Microelectronics Corp. (b)                        11,550             370
FormFactor, Inc. (b)                                    22,010             383
                                                                   -------------
                                                                         3,022
                                                                   -------------

SEMICONDUCTORS--1.2%
Silicon Image, Inc. (b)                                233,050           1,245
                                                                   -------------

SPECIALIZED CONSUMER SERVICES--0.2%
CPI Corp. (c)                                           23,800             256
                                                                   -------------

                                                      SHARES           VALUE
                                                   -------------   -------------
SPECIALIZED REITS--0.7%
Senior Housing Properties Trust                         29,000     $       691
                                                                   -------------

SPECIALTY CHEMICALS--0.6%
OM Group, Inc. (b)                                      29,130             656
                                                                   -------------

STEEL--1.4%
Olympic Steel, Inc.                                     34,500           1,018
Schnitzer Steel Industries, Inc. Class A                11,700             459
                                                                   -------------
                                                                         1,477
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS--0.8%
United Rentals, Inc. (b)                                53,962             822
                                                                   -------------

TRUCKING--0.8%
Dollar Thrifty Automotive Group, Inc. (b)               39,960              77
Marten Transport Ltd. (b)                               38,500             751
                                                                   -------------
                                                                           828
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $125,637)                                             101,871
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(d)--1.4%

PROPERTY & CASUALTY INSURANCE--1.4%
Argo Group International Holdings Ltd.
  (United States) (b)                                   39,495           1,455
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,757)                                                 1,455
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $127,394)                                             103,326
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--5.4%

MONEY MARKET MUTUAL FUNDS--5.4%
AIM Short-Term Investment Treasury-Liquid
  Assets Portfolio (The) - Institutional
  Shares (seven-day effective yield 2.690%)            287,105             287
BlackRock Institutional Money Market
  Trust (seven-day effective yield 2.836%) (e)       3,459,649           3,460
Blackrock Liquidity Funds Tempfund
  Portfolio (seven-day effective yield 2.630%)       1,989,143           1,989
Dreyfus Cash Management Plus, Inc. -
  Institutional Shares (seven-day
  effective yield 2.800%)                                    4              -- (f)

                  VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,736)                                                 5,736
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.4%
(IDENTIFIED COST $133,130)                                             109,062 (a)

Other assets and liabilities, net--(3.4)%                               (3,617)
                                                                   -------------
NET ASSETS--100.0%                                                 $   105,445
                                                                   =============

ABBREVIATIONS:

REIT
Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,507 and gross depreciation of $30,574 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $133,129.

(b)  Non-income producing.

(c)  All or a portion of security is on loan.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(e) Represents security purchased with cash collateral received for securities on loan.

(f)  Amounts is less than $500 (not reported in thousands).

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
DOMESTIC COMMON STOCKS--96.0%

AIR FREIGHT & LOGISTICS--0.6%
Pacer International, Inc.                               32,700     $       539
                                                                   -------------

ALTERNATIVE CARRIERS--1.2%
Premiere Global Services, Inc. (b)                      75,500           1,061
                                                                   -------------

APPAREL RETAIL--1.6%
Genesco, Inc. (b)                                       17,300             579
Hot Topic, Inc. (b)                                     74,700             494
New York & Co., Inc. (b)                                38,800             370
                                                                   -------------
                                                                         1,443
                                                                   -------------

APPAREL, ACCESSORIES & LUXURY GOODS--3.2%
Maidenform Brands, Inc. (b)                             64,400             935
Movado Group, Inc.                                      37,100             829
Perry Ellis International, Inc. (b)                     27,050             403
UniFirst Corp.                                          15,450             666
                                                                   -------------
                                                                         2,833
                                                                   -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.3%
Calamos Asset Management, Inc. Class A (d)              25,900             464
GAMCO Investors, Inc. Class A                           11,500             682
                                                                   -------------
                                                                         1,146
                                                                   -------------

AUTO PARTS & EQUIPMENT--0.7%
ATC Technology Corp. (b)                                25,350             602
                                                                   -------------

BROADCASTING--0.5%
Sinclair Broadcast Group, Inc. Class A                  87,950             443
                                                                   -------------

BUILDING PRODUCTS--0.4%
NCI Building Systems, Inc. (b)                          10,100             321
                                                                   -------------

COMMERCIAL PRINTING--0.3%
Deluxe Corp.                                            19,000             273
                                                                   -------------

COMPUTER STORAGE & PERIPHERALS--1.4%
QLogic Corp. (b)                                        78,300           1,203
                                                                   -------------

CONSTRUCTION & ENGINEERING--0.8%
Pike Electric Corp. (b)                                 49,300             726
                                                                   -------------

CONSUMER FINANCE--1.1%
Advance America Cash Advance Centers, Inc.              67,600             202
Cash America International, Inc.                        21,100             761
                                                                   -------------
                                                                           963
                                                                   -------------

                                                      SHARES           VALUE
                                                   -------------   -------------
DATA PROCESSING & OUTSOURCED SERVICES--0.6%
CSG Systems International, Inc. (b)                     32,600     $       571
                                                                   -------------

DIVERSIFIED REITS--1.4%
PS Business Parks, Inc.                                 20,850           1,201
                                                                   -------------

DIVERSIFIED SUPPORT SERVICES--0.7%
Comfort Systems USA, Inc.                               47,800             639
                                                                   -------------

ELECTRIC UTILITIES--4.4%
El Paso Electric Co. (b)                                55,600           1,167
Portland General Electric Co.                           58,000           1,372
Unisource Energy Corp.                                  46,100           1,346
                                                                   -------------
                                                                         3,885
                                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT--1.4%
Smith (A.O.) Corp.                                      31,800           1,246
                                                                   -------------

ELECTRONIC COMPONENTS--1.2%
Rogers Corp. (b)                                        12,500             462
Vishay Intertechnology, Inc. (b)                        96,000             636
                                                                   -------------
                                                                         1,098
                                                                   -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Coherent, Inc. (b)                                      22,600             803
                                                                   -------------

ELECTRONIC MANUFACTURING SERVICES--0.7%
Methode Electronics, Inc.                               71,550             640
                                                                   -------------

ENVIRONMENTAL & FACILITIES SERVICES--1.2%
Casella Waste Systems, Inc. Class A (b)                 33,600             395
Waste Connections, Inc. (b)                             18,700             641
                                                                   -------------
                                                                         1,036
                                                                   -------------

GAS UTILITIES--2.7%
Northwest Natural Gas Co.                               17,400             905
Southwest Gas Corp.                                     47,950           1,451
                                                                   -------------
                                                                         2,356
                                                                   -------------

HEALTH CARE EQUIPMENT--1.0%
CONMED Corp. (b)                                        28,350             907
                                                                   -------------

HEALTH CARE FACILITIES--1.9%
AmSurg Corp. (b)                                        47,650           1,214
MedCath Corp. (b)                                       27,450             492
                                                                   -------------
                                                                         1,706
                                                                   -------------

HEALTH CARE SERVICES--3.5%
Alliance Imaging, Inc. (b)                             116,800           1,200
Apria Healthcare Group, Inc. (b)                         8,800             160

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
HEALTH CARE SERVICES--(CONTINUED)
Emergency Medical Services Corp. Class A (b)            35,600     $     1,064
RehabCare Group, Inc. (b)                               38,000             688
                                                                   -------------
                                                                         3,112
                                                                   -------------

HOMEFURNISHING RETAIL--1.0%
Rent-A-Center, Inc. (b)                                 41,300             920
                                                                   -------------

HOUSEHOLD APPLIANCES--1.0%
Helen of Troy Ltd. (b)                                  38,800             883
                                                                   -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.4%
MPS Group, Inc. (b)                                     31,800             321
                                                                   -------------

HYPERMARKETS & SUPER CENTERS--1.7%
BJ's Wholesale Club, Inc. (b)                           39,000           1,516
                                                                   -------------

INDUSTRIAL CONGLOMERATES--1.2%
Tredegar Corp.                                          58,250           1,036
                                                                   -------------

INDUSTRIAL MACHINERY--2.6%
EnPro Industries, Inc. (b)                              31,000           1,152
Lydall, Inc. (b)                                        32,600             314
NN, Inc.                                                63,400             815
                                                                   -------------
                                                                         2,281
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Cincinnati Bell, Inc. (b)                               97,850             303
NTELOS Holdings Corp.                                   22,250             598
                                                                   -------------
                                                                           901
                                                                   -------------

IT CONSULTING & OTHER SERVICES--3.7%
Acxiom Corp.                                           110,500           1,386
CIBER, Inc. (b)                                         65,900             460
SAIC, Inc. (b)                                          70,500           1,426
                                                                   -------------
                                                                         3,272
                                                                   -------------

LEISURE PRODUCTS--0.5%
Callaway Golf Co.                                       31,700             446
                                                                   -------------

MULTI-LINE INSURANCE--0.6%
Horace Mann Educators Corp.                             38,300             493
                                                                   -------------

OFFICE REITS--1.2%
Highwoods Properties, Inc.                              13,000             462
Lexington Realty Trust (d)                              36,600             630
                                                                   -------------
                                                                         1,092
                                                                   -------------

OFFICE SERVICES & SUPPLIES--0.9%
Knoll, Inc.                                             50,150             758
                                                                   -------------

                                                      SHARES           VALUE
                                                   -------------   -------------
OIL & GAS DRILLING--1.1%
Grey Wolf, Inc. (b)                                    127,500     $       992
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--2.1%
Basic Energy Service, Inc. (b)                          21,000             448
Key Energy Services, Inc. (b)                           81,300             943
SEACOR Holdings, Inc. (b)                                6,500             513
                                                                   -------------
                                                                         1,904
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--2.4%
Rosetta Resources, Inc. (b)                             41,000             753
Stone Energy Corp. (b)                                  21,800             923
W&T Offshore, Inc.                                      17,100             466
                                                                   -------------
                                                                         2,142
                                                                   -------------

PAPER PACKAGING--1.9%
Rock-Tenn Co. Class A                                   41,650           1,665
                                                                   -------------

PAPER PRODUCTS--1.6%
Buckeye Technologies, Inc. (b)                         110,600             906
Wausau Paper Corp.                                      47,500             481
                                                                   -------------
                                                                         1,387
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--5.9%
American Physicians Capital, Inc.                       12,000             508
Amerisafe, Inc. (b)                                     32,200             586
Harleysville Group, Inc.                                13,000             491
Navigators Group, Inc. (The) (b)                        28,150           1,633
ProAssurance Corp. (b)                                   8,800             493
SeaBright Insurance Holdings, Inc. (b)                  26,950             350
Selective Insurance Group, Inc.                         34,600             793
United Fire & Casualty Co.                              11,900             340
                                                                   -------------
                                                                         5,194
                                                                   -------------

PUBLISHING--1.0%
Scholastic Corp.                                        34,000             873
                                                                   -------------

REGIONAL BANKS--9.5%
BancFirst Corp.                                         18,900             913
City Holding Co.                                        24,600           1,039
Community Trust Bancorp, Inc.                           37,700           1,297
NBT Bancorp, Inc.                                       43,300           1,296
Prosperity Bancshares, Inc.                             20,800             707
Renasant Corp.                                          24,900             541
Simmons First National Corp. Class A                    25,001             890
UMB Financial Corp.                                     25,150           1,321

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
REGIONAL BANKS--(CONTINUED)
Webster Financial Corp.                                 16,800     $       424
                                                                   -------------
                                                                         8,428
                                                                   -------------

REINSURANCE--2.6%
Max Capital Group Ltd.                                  28,850             670
Platinum Underwriters Holdings Ltd. (d)                 46,000           1,632
                                                                   -------------
                                                                         2,302
                                                                   -------------

RESIDENTIAL REITS--1.5%
Associated Estates Realty Corp.                         29,400             383
Home Properties, Inc.                                   15,800             916
                                                                   -------------
                                                                         1,299
                                                                   -------------

RETAIL REITS--1.2%
Cedar Shopping Centers, Inc.                            35,700             472
Ramco-Gershenson Properties Trust                       24,650             553
                                                                   -------------
                                                                         1,025
                                                                   -------------

SEMICONDUCTOR EQUIPMENT--0.7%
Entegris, Inc. (b)                                      61,900             299
MKS Instruments, Inc. (b)                               15,200             303
                                                                   -------------
                                                                           602
                                                                   -------------

SEMICONDUCTORS--0.5%
IXYS Corp. (b)                                          46,000             418
                                                                   -------------

SOFT DRINKS--0.3%
Coca-Cola Bottling Co. Consolidated                      6,950             303
                                                                   -------------

SPECIALIZED FINANCE--0.9%
Encore Capital Group, Inc. (b)                          28,500             391
PHH Corp. (b)                                           33,800             449
                                                                   -------------
                                                                           840
                                                                   -------------

SPECIALIZED REITS--1.9%
Nationwide Health Properties, Inc.                      23,400             842
Potlatch Corp.                                          10,200             473
Sunstone Hotel Investors, Inc.                          26,700             361
                                                                   -------------
                                                                         1,676
                                                                   -------------

SPECIALTY CHEMICALS--2.5%
Minerals Technologies, Inc.                             18,200           1,080
Rockwood Holdings, Inc. (b)                             46,000           1,181
                                                                   -------------
                                                                         2,261
                                                                   -------------

SPECIALTY STORES--0.5%
Barnes & Noble, Inc.                                    16,700             435
                                                                   -------------

                                                      SHARES           VALUE
                                                   -------------   -------------
TECHNOLOGY DISTRIBUTORS--1.3%
Tech Data Corp. (b)                                     39,050     $     1,166
                                                                   -------------

THRIFTS & MORTGAGE FINANCE--2.3%
First Niagara Financial Group, Inc.                     41,700             657
Provident Financial Services, Inc.                      43,200             713
WSFS Financial Corp.                                    11,500             690
                                                                   -------------
                                                                         2,060
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS--0.8%
H&E Equipment Services, Inc. (b)                        76,600             740
                                                                   -------------

TRUCKING--1.9%
Old Dominion Freight Line, Inc. (b)                     15,600             442
Werner Enterprises, Inc.                                55,300           1,201
                                                                   -------------
                                                                         1,643
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES--1.1%
Syniverse Holdings, Inc. (b)                            57,400             953
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $91,249)                                               84,980
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--2.5%

ELECTRONIC MANUFACTURING SERVICES--0.4%
Nam Tai Electronics, Inc. (Hong Kong)                   39,900             326
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--1.6%
Aspen Insurance Holdings Ltd. (Bermuda)                 52,050           1,432
                                                                   -------------

SPECIALTY CHEMICALS--0.5%
Innospec, Inc. (United Kingdom) (United States)         38,500             465
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,790)                                                 2,223
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $94,039)                                               87,203
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.2%

MONEY MARKET MUTUAL FUNDS--2.2%
AIM Short-Term Investment Treasury-Liquid
  Assets Portfolio (The) - Institutional
  Shares (seven-day effective yield 2.690%)            851,160             851
BlackRock Institutional Money Market
  Trust (seven-day effective yield 2.836%) (e)         622,160             622
BlackRock Liquidity Funds Temp Cash
  Portfolio - Institutional Shares
  (seven-day effective yield 2.630%)                   120,154             120

                     VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES           VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--(CONTINUED)
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 2.500%)                              349,497     $       349
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,942)                                                 1,942
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $95,981)                                               89,145 (a)

Other assets and liabilities, net--(0.7)%                                 (646)
                                                                   -------------
NET ASSETS--100.0%                                                 $    88,499
                                                                   =============

ABBREVIATIONS:

REIT
Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,420 and gross depreciation of $11,636 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $96,361.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(d)  All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

                            VIRTUS VALUE EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
DOMESTIC COMMON STOCKS--90.6%

AEROSPACE & DEFENSE--1.3%
Lockheed Martin Corp.                                   17,300     $     1,897
Raytheon Co.                                            20,800           1,113
                                                                   -------------
                                                                         3,010
                                                                   -------------

AGRICULTURAL PRODUCTS--1.5%
Archer-Daniels-Midland Co.                              54,400           1,192
Bunge Ltd. (d)                                          33,200           2,098
                                                                   -------------
                                                                         3,290
                                                                   -------------

APPAREL RETAIL--1.1%
Ross Stores, Inc.                                       30,900           1,137
TJX Cos., Inc. (The)                                    41,700           1,273
                                                                   -------------
                                                                         2,410
                                                                   -------------

ASSET MANAGEMENT & CUSTODY BANKS--3.0%
Bank of New York Mellon Corp. (The)                     90,100           2,936
State Street Corp.                                      68,200           3,879
                                                                   -------------
                                                                         6,815
                                                                   -------------

AUTOMOTIVE RETAIL--0.7%
AutoZone, Inc. (b)                                      12,700           1,566
                                                                   -------------

CABLE & SATELLITE--0.7%
Cablevision Systems Corp. Class A                       59,600           1,500
                                                                   -------------

COMMODITY CHEMICALS--0.7%
Celanese Corp. Series A                                 60,200           1,680
                                                                   -------------

COMPUTER HARDWARE--2.4%
Hewlett-Packard Co.                                    115,200           5,327
                                                                   -------------

COMPUTER STORAGE & PERIPHERALS--0.9%
Western Digital Corp. (b)                               94,200           2,008
                                                                   -------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS--0.9%
Bucyrus International, Inc.                             18,700             836
Deere & Co.                                             25,700           1,272
                                                                   -------------
                                                                         2,108
                                                                   -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
MasterCard, Inc. Class A                                 4,400             780
Western Union Co. (The)                                 84,500           2,085
                                                                   -------------
                                                                         2,865
                                                                   -------------

DIVERSIFIED BANKS--5.0%
U.S. Bancorp                                           151,300           5,450

                                                       SHARES          VALUE
                                                   -------------   -------------
DIVERSIFIED BANKS--(CONTINUED)
Wells Fargo & Co.                                      155,800     $     5,847
                                                                   -------------
                                                                        11,297
                                                                   -------------

ELECTRIC UTILITIES--0.7%
FPL Group, Inc.                                         31,100           1,564
                                                                   -------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.0%
CF Industries Holdings, Inc.                            14,200           1,299
Mosaic Co. (The)                                        14,900           1,014
                                                                   -------------
                                                                         2,313
                                                                   -------------

FOOD RETAIL--2.9%
Kroger Co. (The)                                       166,100           4,565
SUPERVALU, Inc.                                         88,400           1,918
                                                                   -------------
                                                                         6,483
                                                                   -------------

GAS UTILITIES--1.9%
ONEOK, Inc.                                            121,500           4,180
                                                                   -------------

GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc. (b)                                      29,800             829
                                                                   -------------

HEALTH CARE DISTRIBUTORS--2.3%
AmerisourceBergen Corp.                                 21,800             821
McKesson Corp.                                          79,200           4,262
                                                                   -------------
                                                                         5,083
                                                                   -------------

HEALTH CARE FACILITIES--0.5%
Community Health Systems, Inc. (b)                      41,500           1,216
                                                                   -------------

HEALTH CARE SERVICES--0.9%
Express Scripts, Inc. (b)                               26,400           1,949
                                                                   -------------

HEALTH CARE TECHNOLOGY--0.5%
IMS Health, Inc.                                        64,900           1,227
                                                                   -------------

HOME ENTERTAINMENT SOFTWARE--0.5%
Activision Blizzard, Inc. (b)                           75,000           1,157
                                                                   -------------

HYPERMARKETS & SUPER CENTERS--1.7%
Wal-Mart Stores, Inc.                                   65,600           3,929
                                                                   -------------

INDUSTRIAL CONGLOMERATES--1.7%
General Electric Co.                                   107,600           2,744
Textron, Inc.                                           34,900           1,022
                                                                   -------------
                                                                         3,766
                                                                   -------------

INDUSTRIAL MACHINERY--1.2%
Flowserve Corp.                                          8,900             790

                            VIRTUS VALUE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
INDUSTRIAL MACHINERY--(CONTINUED)
Parker Hannifin Corp.                                   35,100     $     1,860
                                                                   -------------
                                                                         2,650
                                                                   -------------

INTEGRATED OIL & GAS--14.5%
Chevron Corp.                                           91,100           7,514
ConocoPhillips                                         110,110           8,066
Exxon Mobil Corp.                                      134,400          10,437
Hess Corp.                                              25,900           2,126
Occidental Petroleum Corp.                              62,900           4,431
                                                                   -------------
                                                                        32,574
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--7.3%
AT&T, Inc.                                             284,987           7,957
Embarq Corp.                                           114,300           4,635
Verizon Communications, Inc.                           123,300           3,956
                                                                   -------------
                                                                        16,548
                                                                   -------------

INVESTMENT BANKING & BROKERAGE--1.0%
Goldman Sachs Group, Inc. (The)                         17,000           2,176
                                                                   -------------

LIFE & HEALTH INSURANCE--1.9%
MetLife, Inc.                                           77,400           4,334
                                                                   -------------

LIFE SCIENCES TOOLS & SERVICES--1.5%
Invitrogen Corp. (b)                                    88,400           3,342
                                                                   -------------

MANAGED HEALTH CARE--0.8%
CIGNA Corp.                                             55,800           1,896
                                                                   -------------

METAL & GLASS CONTAINERS--0.9%
Owens-Illinois, Inc. (b)                                71,600           2,105
                                                                   -------------

MULTI-LINE INSURANCE--2.3%
Assurant, Inc.                                          93,000           5,115
                                                                   -------------

MULTI-UTILITIES--1.7%
Integrys Energy Group, Inc.                             77,000           3,845
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--3.5%
Apache Corp.                                            33,900           3,535
Cimarex Energy Co.                                      58,000           2,837
Devon Energy Corp.                                      17,300           1,578
                                                                   -------------
                                                                         7,950
                                                                   -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--6.1%
Bank of America Corp.                                  179,300           6,276
JPMorgan Chase & Co.                                   160,200           7,481
                                                                   -------------
                                                                        13,757
                                                                   -------------

                                                       SHARES          VALUE
                                                   -------------   -------------
PHARMACEUTICALS--4.3%
Forest Laboratories, Inc. (b)                           55,500     $     1,570
Johnson & Johnson                                       57,500           3,984
Merck & Co., Inc.                                       88,700           2,799
Perrigo Co.                                             37,500           1,442
                                                                   -------------
                                                                         9,795
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--0.8%
Travelers Cos., Inc. (The)                              41,000           1,853
                                                                   -------------

REINSURANCE--0.6%
Reinsurance Group of America, Inc. (d)                  23,600           1,274
                                                                   -------------

RESTAURANTS--3.3%
McDonald's Corp.                                        45,900           2,832
Yum! Brands, Inc.                                      141,400           4,611
                                                                   -------------
                                                                         7,443
                                                                   -------------

STEEL--1.2%
United States Steel Corp.                               36,400           2,825
                                                                   -------------

TECHNOLOGY DISTRIBUTORS--2.7%
Avnet, Inc. (b)                                         68,900           1,697
Ingram Micro, Inc. Class A (b)                         271,400           4,361
                                                                   -------------
                                                                         6,058
                                                                   -------------

TRUCKING--0.5%
Ryder System, Inc.                                      16,800           1,042
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $217,103)                                             204,154
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--7.0%

DIVERSIFIED METALS & MINING--1.1%
Freeport-McMoRan Copper & Gold, Inc.
  (United States)                                       42,423           2,412
                                                                   -------------

PACKAGED FOODS & MEATS--1.3%
Unilever N.V. NY Registered Shares
  (United States)                                      107,500           3,027
                                                                   -------------

PROPERTY & CASUALTY INSURANCE--1.4%
ACE Ltd. (United States)                                58,100           3,145
                                                                   -------------

REINSURANCE--2.6%
Arch Capital Group Ltd. (United States) (b)             80,100           5,849
                                                                   -------------

STEEL--0.6%
ArcelorMittal (Luxembourg)                              27,200           1,343
                                                                   -------------

                            VIRTUS VALUE EQUITY FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                   -------------   -------------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $17,336)                                               15,776
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $234,439)                                             219,930
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.0%

MONEY MARKET MUTUAL FUNDS--3.0%
AIM Short-Term Investment Treasury-Liquid
  Assets Portfolio (The) - Institutional
  Shares (seven-day effective yield
  2.690%)                                            3,508,658     $     3,509
BlackRock Institutional Money Market
  Trust (seven-day effective yield
  2.836%) (e)                                        1,389,666           1,390
Blackrock Liquidity Funds Tempfund
  Portfolio (seven-day effective yield
  2.630%)                                              167,876             168
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 2.500%)                            1,595,923           1,596
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,663)                                                 6,663
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%

(IDENTIFIED COST $241,102)                                             226,593 (a)
Other assets and liabilities, net--(0.6)%                               (1,348)
                                                                   -------------
NET ASSETS--100.0%                                                 $   225,245
                                                                   =============

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $16,327 and gross depreciation of $30,836 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $241,102.

(b)  Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(d)  All or a portion of security is on loan.

(e) Represents security purchased with cash collateral received for securities on loan.

                          VIRTUS HIGH YIELD INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
DOMESTIC CORPORATE BONDS--78.6%

ADVERTISING--2.0%
Affinion Group, Inc.
  10.125% due 10/15/13                             $       400     $       378
  11.500% due 10/15/15                                     610             570
                                                                   -------------
                                                                           948
                                                                   -------------

AEROSPACE & DEFENSE--5.5%
BE Aerospace, Inc.
  8.500% due 7/1/18                                        275             268
Bombardier, Inc. 144A
  8.000% due 11/15/14 (b)                                  775             771
DI Finance/DynCorp International, Inc.
  Series B 9.500% due 2/15/13                              240             235
  144A 9.500% due 2/15/13 (b)                              385             380
L-3 Communications Corp.
  7.625% due 6/15/12                                       755             746
  5.875% due 1/15/15                                       285             259
                                                                   -------------
                                                                         2,659
                                                                   -------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
Levi Strauss & Co.
  9.750% due 1/15/15                                       105              88
  8.875% due 4/1/16                                        470             379
                                                                   -------------
                                                                           467
                                                                   -------------

AUTOMOTIVE RETAIL--0.7%
AutoNation, Inc.
  7.000% due 4/15/14                                       370             324
                                                                   -------------

BROADCASTING--5.9%
CSC Holdings, Inc. Series B
  7.625% due 4/1/11                                        535             516
EchoStar DBS Corp.
  6.625% due 10/1/14                                       380             306
  7.125% due 2/1/16                                        655             529
Mediacom Broadband LLC
  8.500% due 10/15/15                                      300             249
Mediacom LLC/Mediacom Capital Corp.
  9.500% due 1/15/13                                       400             360
Sinclair Television Group, Inc.
  8.000% due 3/15/12                                       625             605
United Artists Theatre Circuit, Inc.
  Series 95-A 9.300% due 7/1/15 (e)                        163             149

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
BROADCASTING--(CONTINUED)
  Series BD-1 9.300% due 7/1/15 (e)                $       144     $       131
  Series BE-9 9.300% due 7/1/15 (e)                          5               5
                                                                   -------------
                                                                         2,850
                                                                   -------------

BUILDING PRODUCTS--1.7%
  Gibraltar Industries, Inc. Series B
  8.000% due 12/1/15                                       960             806

CASINOS & GAMING--4.5%
Harrahs Operating Co., Inc. 144A
  10.750% due 2/1/16 (b)                                   695             358
Icahn Enterprises LP/Icahn Enterprises Finance
  Corp
  8.125% due 6/1/12                                        700             599
  7.125% due 2/15/13                                       225             173
MGM MIRAGE
  7.500% due 6/1/16                                        385             283
  7.625% due 1/15/17                                       330             239
OED Corp./Diamond Jo LLC
  8.750% due 4/15/12                                       585             535
                                                                   -------------
                                                                         2,187
                                                                   -------------

COMMUNICATIONS EQUIPMENT--1.8%
Dycom Industries, Inc.
  8.125% due 10/15/15                                      712             630
Valor Telecommunications Enterprises Finance
  Corp
  7.750% due 2/15/15                                       240             229
                                                                   -------------
                                                                           859
                                                                   -------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.7%
Trinity Industries, Inc.
  6.500% due 3/15/14                                       370             351
                                                                   -------------

CONSUMER FINANCE--4.0%
Ford Motor Credit Co. LLC
  7.375% due 2/1/11                                        160             106
  7.800% due 6/1/12                                        830             516
  7.000% due 10/1/13                                       425             261
  8.000% due 12/15/16                                      455             288
Hertz Corp. (The)
  8.875% due 1/1/14                                        540             469
  10.500% due 1/1/16 (f)                                   310             260
                                                                   -------------
                                                                         1,900
                                                                   -------------

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
DATA PROCESSING & OUTSOURCED SERVICES--2.3%
First Data Corp. 144A
  9.875% due 9/24/15 (b)                           $       625     $       491
Lender Processing Services, Inc. 144A
  8.125% due 7/1/16 (b)                                    615             603
                                                                   -------------
                                                                         1,094
                                                                   -------------

DISTRIBUTORS--0.8%
Susser Holdings LLC
  10.625% due 12/15/13                                     385             380
                                                                   -------------

DIVERSIFIED SUPPORT SERVICES--1.2%
Harland Clarke Holdings Corp.
  9.500% due 5/15/15                                       785             561
                                                                   -------------

ELECTRIC UTILITIES--2.6%
Reliant Energy, Inc.
  6.750% due 12/15/14                                      240             206
Texas Competitive Electric Holdings Co. LLC 144A
  10.250% due 11/1/15 (b)                                1,170           1,062
                                                                   -------------
                                                                         1,268
                                                                   -------------

ENVIRONMENTAL & FACILITIES SERVICES--0.7%
Allied Waste North America, Inc.
  6.125% due 2/15/14                                       385             356
                                                                   -------------

FOOD RETAIL--0.8%
Stater Brothers Holdings, Inc.
  8.125% due 6/15/12                                       325             320
  7.750% due 4/15/15                                        65              61
                                                                   -------------
                                                                           381
                                                                   -------------

HEALTH CARE FACILITIES--2.7%
Community Health Systems, Inc.
  8.875% due 7/15/15                                       400             382
HCA, Inc.
  9.250% due 11/15/16                                      940             916
                                                                   -------------
                                                                         1,298
                                                                   -------------

HEAVY ELECTRICAL EQUIPMENT--1.0%
Biomet, Inc.
  11.625% due 10/15/17                                     480             485
                                                                   -------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--2.5%
AES Corp.
  8.000% due 10/15/17                                      130             118

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS--(CONTINUED)
  144A 8.000% due 6/1/20 (b)                       $       645     $       567
NRG Energy, Inc.
  7.375% due 1/15/17                                       575             525
                                                                   -------------
                                                                         1,210
                                                                   -------------

INTEGRATED TELECOMMUNICATION SERVICES--6.0%
Citizens Communications Co.
  7.125% due 3/15/19                                       585             468
Hughes Network Systems LLC/Hughes Network
  Systems Finance Corp.
  9.500% due 4/15/14                                       845             824
Qwest Corp.
  8.875% due 3/15/12                                       300             296
  6.500% due 6/1/17                                        675             540
Sprint Capital Corp.
  8.750% due 3/15/32                                       550             429
Windstream Corp.
  7.000% due 3/15/19                                       435             350
                                                                   -------------
                                                                         2,907
                                                                   -------------

INTERNET RETAIL--1.3%
Expedia, Inc. 144A
  8.500% due 7/1/16 (b)                                    690             624
                                                                   -------------

IT CONSULTING & OTHER SERVICES--0.7%
Unisys Corp.
  12.500% due 1/15/16                                      355             339
                                                                   -------------

METAL & GLASS CONTAINERS--0.4%
AEP Industries, Inc.
  7.875% due 3/15/13                                       275             208
                                                                   -------------

MOVIES & ENTERTAINMENT--1.5%
WMG Acquisition Corp.
  7.375% due 4/15/14                                       625             467
WMG Holdings Corp.
  0.000% due 12/15/14 (c)                                  448             249
                                                                   -------------
                                                                           716
                                                                   -------------

OFFICE SERVICES & SUPPLIES--1.6%
IKON Office Solutions, Inc.
  7.750% due 9/15/15                                       750             788
                                                                   -------------

OIL & GAS EQUIPMENT & SERVICES--2.0%
Allis-Chalmers Energy, Inc.
  8.500% due 3/1/17                                        595             512

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
OIL & GAS EQUIPMENT & SERVICES--(CONTINUED)
Seitel, Inc.
  9.750% due 2/15/14                               $       540     $       443
                                                                   -------------
                                                                           955
                                                                   -------------

OIL & GAS EXPLORATION & PRODUCTION--5.8%
Chesapeake Energy Corp.
  6.625% due 1/15/16                                       485             438
Encore Acquisition Co.
  6.000% due 7/15/15                                       705             564
Pioneer Natural Resources Co.
  6.650% due 3/15/17                                       115             103
  6.875% due 5/1/18                                      1,160           1,039
Plains Exploration & Production Co.
  7.000% due 3/15/17                                       335             293
Sabine Pass Liquid Natural Gas LP
  7.500% due 11/30/16                                      445             349
                                                                   -------------
                                                                         2,786
                                                                   -------------

PAPER PRODUCTS--2.9%
Exopack Holding Corp.
  11.250% due 2/1/14                                       815             689
Rock-Tenn Co. 144A
  9.250% due 3/15/16 (b)                                   275             280
Verso Paper Holdings LLC / Verso Paper, Inc
  9.125% due 8/1/14                                        490             424
                                                                   -------------
                                                                         1,393
                                                                   -------------

PUBLISHING--2.4%
Belo Corp.
  6.750% due 5/30/13                                       740             648
Dex Media, Inc.
  8.000% due 11/15/13                                    1,140             530
                                                                   -------------
                                                                         1,178
                                                                   -------------

SEMICONDUCTORS--2.7%
Amkor Technology, Inc.
  7.750% due 5/15/13                                       645             554
  9.250% due 6/1/16                                        200             169
Freescale Semiconductor, Inc.
  8.875% due 12/15/14                                      810             563
                                                                   -------------
                                                                         1,286
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
SPECIALIZED CONSUMER SERVICES--0.5%
Stewart Enterprises, Inc.
  6.250% due 2/15/13                               $       275     $       254
                                                                   -------------

SPECIALIZED REITS--2.2%
Felcor Lodging LP
  8.500% due 6/1/11                                        635             552
Host Hotels & Resorts LP Series O
  6.375% due 3/15/15                                       610             499
                                                                   -------------
                                                                         1,051
                                                                   -------------

SPECIALTY CHEMICALS--0.6%
Huntsman International LLC
  7.375% due 1/1/15                                        345             292
                                                                   -------------

STEEL--2.2%
Ryerson, Inc. 144A
  12.000% due 11/1/15 (b)                                  425             363
Steel Dynamics, Inc. 144A
  7.750% due 4/15/16 (b)                                   790             707
                                                                   -------------
                                                                         1,070
                                                                   -------------

TOBACCO--0.5%
Alliance One International, Inc.
  11.000% due 5/15/12                                      245             241
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS--0.4%
RSC Equipment Rental, Inc.
  9.500% due 12/1/14                                       240             183
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES--2.5%
Centennial Cellular Operating Co./Centennial
  Communications Corp.
  10.125% due 6/15/13                                      240             239
Intelsat Corp. 144A
  9.250% due 8/15/14 (b)                                 1,015             954
                                                                   -------------
                                                                         1,193
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $42,686)                                               37,848
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (d)--9.8%

CANADA--3.9%
Compton Petroleum Finance Corp.
  7.625% due 12/1/13                                       805             711
Russel Metals, Inc.
  6.375% due 3/1/14                                        425             385

                          VIRTUS HIGH YIELD INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
CANADA--(CONTINUED)
Videotron / Quebecor Media Inc. 144A
  9.125% due 4/15/18 (b)                           $       750     $       761
                                                                   -------------
                                                                         1,857
                                                                   -------------

UNITED KINGDOM--3.2%
Ineos Group Holdings plc 144A
  8.500% due 2/15/16 (b)                                   435             237
Inmarsat Finance plc
  7.625% due 6/30/12                                       240             232
  0.000% due 11/15/12 (c)                                  350             347
Virgin Media Finance plc
  8.750% due 4/15/14                                       830             701
                                                                   -------------
                                                                         1,517
                                                                   -------------

UNITED STATES--2.7%
Dollarama Group LP
  8.875% due 8/15/12                                       215             184
Freeport-McMoRan Copper & Gold, Inc.
  8.375% due 4/1/17 (d)                                    835             823

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
UNITED STATES--(CONTINUED)
Stratos Global Corp.
  9.875% due 2/15/13                               $       313     $       307
                                                                   -------------
                                                                         1,314
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,085)                                                 4,688
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--88.4%
(IDENTIFIED COST $47,771)                                               42,536
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--10.7%

                                                       SHARES          VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--10.7%
BlackRock Institutional Money Market Trust
  (seven-day effective yield 2.836%) (g)               275,400             275
BlackRock Liquidity Funds Temp Cash Portfolio -
  Institutional Shares (seven - day effective
  yield 2.630%)                                      4,888,291           4,888
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,163)                                                 5,163
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $52,934)                                               47,699 (a)

Other assets and liabilities, net--0.9%                                    447
                                                                   -------------
NET ASSETS--100.0%                                                 $    48,146
                                                                   =============

ABBREVIATIONS:

REIT
Real Estate Investment Trust

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $24 and gross depreciation of $5,259 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $52,934.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $8,158 or 16.9% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(e) Illiquid security. Security valued at fair value by or under the direction of the Trustees.

(f)  All or a portion of security is on loan.

(g) Represents security purchased with cash collateral received for securities on loan.

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
U.S. GOVERNMENT SECURITIES--35.8%

U.S. TREASURY BONDS--14.8%
U.S. Treasury Bond
  11.250% due 2/15/15                              $       250     $       363
  7.500% due 11/15/16                                    2,310           2,903
  9.000% due 11/15/18                                      805           1,136
                                                                   -------------
                                                                         4,402
                                                                   -------------

U.S. TREASURY NOTES--21.0%
U.S. Treasury Note
  4.375% due 11/15/08                                      110             111
  3.500% due 8/15/09                                       100             101
  4.500% due 2/28/11                                       705             746
  4.625% due 2/29/12                                       228             243
  4.500% due 3/31/12                                       750             798
  3.375% due 11/30/12                                      779             798
  4.250% due 8/15/13                                       575             610
  4.250% due 11/15/13                                    2,132           2,267
  4.000% due 2/15/14                                       538             565
                                                                   -------------
                                                                         6,239
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $10,613)                                               10,641
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--33.7%

FHLMC
  4.125% due 9/27/13                                       900             910
  202 (Interest Only) 6.500% due 4/1/29                     86              18
  5.706% due 4/1/37 (c)                                    346             351
FNMA
  01-T2 A 5.780% due 11/25/10                              893             904
  02-T3 B 5.763% due 12/25/11                            2,000           2,053
  11.000% due 12/1/15                                       40              43
  04-15, AB 4.000% due 9/25/17                             383             379
  02-73, OE 5.000% due 11/25/17                          1,200           1,180
  97-20 (Interest Only) 1.840% due
  3/25/27 (c)(d)                                           590              21
  6.500% due 5/1/36                                        415             426
GNMA
  9.000% due 8/15/09                                         8               8
  9.000% due 5/15/16                                         1               1
  03-5 A 3.202% due 4/16/19                                320             321
  04-45 A 4.020% due 12/16/21                              675             671
  05-9 A 4.026% due 5/16/22                                185             184
  8.000% due 3/15/23                                         8               9

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
  7.000% due 8/15/23                               $        73     $        77
  5.125% due 10/20/25 (c)                                    7               7
  02-53 B 5.552% due 5/16/26                                65              66
  8.000% due 11/15/26                                       76              84
  04-78 C 4.658% due 4/16/29                               250             246
  07-75 A 4.747% due 4/16/29                               538             540
  03-88 CA 4.746% due 1/16/30                              375             374
  06-63 A 4.255% due 2/16/32                               378             375
  5.500% due 1/15/33                                       489             491
  05-79 B 4.646% due 8/16/39                               285             282
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,237)                                               10,021
-------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--21.6%

FFCB
  4.750% due 5/7/10                                        550             562
  3.500% due 10/3/11                                       600             598
FHLB
  5.500% due 7/15/36                                       480             505
FHLMC
  4.875% due 2/9/10                                        500             511
  4.500% due 7/15/13                                       775             794
FNMA
  6.000% due 5/15/11                                     1,000           1,068
Israel Government AID Bond
  5.500% due 9/18/23                                     1,500           1,624
Rowan Cos., Inc.
  6.150% due 7/1/10                                        733             763
-------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,165)                                                 6,425
-------------------------------------------------------------------------------

MUNICIPAL BONDS--0.9%

LOUISIANA--0.9%
Louisiana Public Facilities Authority,
  2008-ELL A1
  4.500% due 2/1/14                                        270             267
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $271)                                                     267
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.3%
AEP Texas Central Transition Funding LLC
  06-A, A5 5.306% due 7/1/20                               250             217
Citibank Credit Card Issuance Trust 06-A5, A5
  5.300% due 5/20/11                                       210             211

                    VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
World Omni Auto Receivables Trust 06-B, A3
  5.150% due 11/15/10                              $       245     $       246
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $705)                                                     674
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--0.1%

Structured Asset Securities Corp. 98-RF3, A
  (Interest Only) 144A
  6.100% due 6/15/28 (b)(e)                                493              44
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $80)                                                       44
-------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--94.4%
(IDENTIFIED COST $28,071)                                               28,072
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--8.6%

FEDERAL AGENCY SECURITIES (f)--4.9%
FHLB
  1.000% due 10/1/08                                       500             500
  1.100% due 10/2/08                                       750             750
  2.000% due 10/8/08                                       200             200
                                                                   -------------
                                                                         1,450
                                                                   -------------

                                                      SHARES           VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--3.7%
Blackrock Liquidity Funds Treasury Trust
   Fund Portfolio (seven-day effective
   yield 0.950%)                                       865,722             866

                                                      SHARES           VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--(CONTINUED)
Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares
  (seven-day effective yield 2.400%)                    20,436     $        20
Goldman Sachs Financial Square Funds -
  Treasury Obligations Fund - Select
  Shares (seven-day effective yield
  0.730%)                                              227,760             228
                                                                   -------------
                                                                         1,114
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,564)                                                 2,564
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--103.0%
(IDENTIFIED COST $30,635)                                               30,636 (a)

Other assets and liabilities, net--(3.0)%                                 (881)
                                                                   -------------
NET ASSETS--100.0%                                                 $    29,755
                                                                   =============

ABBREVIATIONS:

FFCB
Federal Farm Credit Bank

FHLB
Federal Home Loan Bank

FHLMC
Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA
Fannie Mae or Federal National Mortgage Association

GNMA
Ginnie Mae or Government National Mortgage Association

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $522 and gross depreciation of $521 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $30,635.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $44 or 0.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)  Illiquid security.

(e) Illiquid and restricted security. At September 30, 2008, this security amounted to a value of $44 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(f)  The rate shown is the discount rate.

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
MUNICIPAL BONDS (b)--97.4%

ALABAMA--7.7%
Alabama Drinking Water Finance Authority Series
  A (AMBAC Insured)
  5.000% due 8/15/14                               $     2,875     $     2,911
Jefferson County Limited Obligation Series A
  5.250% due 1/1/17                                      6,000           5,142
  5.500% due 1/1/21                                      2,415           2,060
Marshall County Health Care Authority Series A
  6.250% due 1/1/22                                        770             782
                                                                   -------------
                                                                        10,895
                                                                   -------------

ARIZONA--1.4%
Salt Verde Financial Corp.
  5.250% due 12/1/20                                     2,400           2,027
                                                                   -------------

CALIFORNIA--10.0%
Antelope Valley Community College District
  Series B (MBIA Insured)
  5.250% due 8/1/39                                      1,500           1,451
California Health Facility Authority, Catholic
  Health System Series K
  5.125% due 7/1/22                                      2,500           2,379
California State Economic Recovery Series A
  5.000% due 7/1/16                                      5,000           5,194
City of Lodi Wastewater System Certificates of
  Participation Series A (MBIA Insured)
  5.500% due 10/1/18                                     1,535           1,617
State of California
  5.500% due 8/1/22                                      3,500           3,564
                                                                   -------------
                                                                        14,205
                                                                   -------------

COLORADO--1.2%
Public Authority For Colorado Energy Natural Gas
  Purchase
  6.125% due 11/15/23                                    1,850           1,639
                                                                   -------------

FLORIDA--3.4%
Florida Hurricane Catasrophe Fund Series A
  5.000% due 7/1/14                                      2,000           2,018
Florida Municipal Power Agency Series A
  4.000% due 10/1/17                                     1,000             915
  5.000% due 10/1/28                                     1,000             876

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
FLORIDA--(CONTINUED)
Miami Dade County Educational Facilities
  Authority, University of Miami Series A
  5.250% due 4/1/18                                $     1,000     $     1,013
                                                                   -------------
                                                                         4,822
                                                                   -------------

GEORGIA--2.4%
Glynn-Brunswick Memorial Hospital Authority
  Southeast Georgia Healthcare
  Series A 4.500% due 8/1/17                               750             700
  Series A 5.000% due 8/1/20                             1,295           1,204
  Series A 5.000% due 8/1/21                             1,000             919
Main Street Natural Gas, Inc. Series A
  5.000% due 9/15/11                                       600             580
                                                                   -------------
                                                                         3,403
                                                                   -------------

IDAHO--1.4%
University of Idaho Series B (FSA Insured)
  4.250% due 4/1/41                                      2,000           1,988
                                                                   -------------

ILLINOIS--19.8%
Development Finance Author ity DePaul
  University Series C
  5.625% due 10/1/20                                     1,000           1,021
Educational Facilities Authority University of
  Chicago Series A
  5.250% due 7/1/22                                      3,000           3,036
Health Facilities Authority
  Condell Medical Center 6.000% due 5/15/10                610             612
  Elmhurst Memorial Healthcare Network 6.250%
  due 1/1/17                                             5,060           5,213
Illinois State Finance Authority
  OSF HealthCare Series A 4.750% due 11/15/13            1,170           1,171
  4.500% due 10/1/17                                     1,000             922
  4.750% due 10/1/18                                     1,000             927
Illinois State Toll Highway Authority
  Series A-1 (FSA Insured)
  5.000% due 1/1/24                                     10,000           9,496
O'Hare International Airport Third Lien Series A
  (MBIA Insured)
  5.250% due 1/1/26                                      1,500           1,358
State Finance Authority Childrens Memorial
  Hospital
  Series B 5.500% due 8/15/22                            1,200           1,169
  Series B 5.500% due 8/15/23                            1,500           1,448

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
ILLINOIS--(CONTINUED)
  Series B 5.500% due 8/15/28                      $     2,000     $     1,797
                                                                   -------------
                                                                        28,170
                                                                   -------------

INDIANA--1.4%
Indiana Health Educational Facilities Financing
  Authority, Sisters of St. Francis
  5.000% due 11/1/23                                     1,000             912
Indiana University (AMBAC Insured)
  5.250% due 11/15/17                                    1,055           1,110
                                                                   -------------
                                                                         2,022
                                                                   -------------

KENTUCKY--3.6%
Economic Development Finance Authority Ashland
  Hospital Corp. King's Daughter Medical Center
  Series C
  6.000% due 2/1/33                                        500             472
Louisville & Jefferson County Metro Goverment
  Health Facalities Jewish Hospital St. Mary's
  Healthcare (XLCA Insured)
  6.000% due 2/1/22                                      4,710           4,684
                                                                   -------------
                                                                         5,156
                                                                   -------------

MARYLAND--1.5%
City of Baltimore, Convention Center Series A
  (XLCA Insured)
  5.250% due 9/1/23                                      2,500           2,159
                                                                   -------------

MASSACHUSETTS--4.3%
Commonwealth of Massachusetts
  Series B Prerefunded 6/1/10 @ 100
  6.000% due 6/1/16                                      5,000           5,289
  Series C (FSA Insured) 5.250% due 8/1/23                 800             809
                                                                   -------------
                                                                         6,098
                                                                   -------------

MICHIGAN--6.6%
Detroit Water Supply System Senior Lien Series B
  (BHAC Insured)
  5.500% due 7/1/35                                      5,000           4,863
State Hospital Finance Authority
  Chelsea Community Hospital 5.000% due 5/15/12          2,380           2,371
  5.625% due 5/15/28                                     1,250           1,138

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
MICHIGAN--(CONTINUED)
State of Michigan (FSA Insured)
  5.250% due 9/15/19                               $     1,000     $     1,030
                                                                   -------------
                                                                         9,402
                                                                   -------------

NEW HAMPSHIRE--0.7%
Health & Education Facilities Authority,
  Concord Hospital (FSA Insured)
  5.500% due 10/1/21                                     1,000           1,007
                                                                   -------------

NEW JERSEY--4.2%
State Economic Development Authority Series O
  5.250% due 3/1/21                                      5,000           5,043
State Transportation Trust Fund Authority
  Series A (FSA Insured)
  4.000% due 12/15/17                                    1,000             972
                                                                   -------------
                                                                         6,015
                                                                   -------------

NEW YORK--4.1%
New York City Industrial Development Agency,
  Queens Baseball Stadium Project (AMBAC Insured)
  5.000% due 1/1/20                                        900             888
New York State Thruway Authority Series A
  (AMBAC Insured)
  5.000% due 3/15/22                                     4,975           4,912
                                                                   -------------
                                                                         5,800
                                                                   -------------

OHIO--8.9%
Cuyahoga County, Metrohealth System Project
  Series A (MBIA Insured)
  5.500% due 2/15/12                                     1,000           1,067
Franklin County, American Chemical Society
  Project Development
  5.500% due 10/1/12                                     4,600           4,731
Plain County Local School District Prerefunded
  6/1/11 @ 100 (FGIC Insured)
  6.000% due 12/1/20                                     4,070           4,404
Ross County Hospital Facilities Adena Healthcare
  System
  5.500% due 12/1/28                                     2,800           2,493
                                                                   -------------
                                                                        12,695
                                                                   -------------

PENNSYLVANIA--4.7%
Delaware River Port Authority of Pennsylvania &
  New Jersey (FSA Insured)

                    VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
PENNSYLVANIA--(CONTINUED)
  5.750% due 1/1/15                                $     1,000     $     1,031
  6.000% due 1/1/17                                      5,500           5,679
                                                                   -------------
                                                                         6,710
                                                                   -------------

PUERTO RICO--0.7%
Housing Finance Authority Capital Funding
  Program (HUD Insured)
  Prerefunded 12/1/13 @ 100 5.000% due
  12/1/16                                                  655             690
  5.000% due 12/1/16                                       345             346
                                                                   -------------
                                                                         1,036
                                                                   -------------

SOUTH CAROLINA--0.7%
Lexington County School District No.1 School
  Facilities Corp.
  5.250% due 12/1/25                                     1,000             937
                                                                   -------------

TEXAS--7.1%
Amarillo Independent School District (PSF
  Guaranteed)
  5.250% due 2/1/22                                        915             929
El Paso Independent School District (PSF
  Guaranteed)
  5.000% due 8/15/20                                     2,750           2,791
North Texas Tollway Authority First Tier
  Series A 6.000% due 1/1/24                             3,000           2,962
  Series H 5.000% due 1/1/42 (c)                         1,000             995
State Municipal Gas Acquisition & Supply
  Corp. II
  2.390% due 9/15/27 (c)                                 3,000           2,373
                                                                   -------------
                                                                        10,050
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
VIRGINIA--1.6%
City of Norfolk Water System (MBIA Insured)
  5.875% due 11/1/15                               $     2,300     $     2,304
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $144,564)                                             138,540
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $144,564)                                             138,540
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--3.5%

                                                       SHARES          VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--3.5%
AIM Tax-Free Cash Reserve Portfolio (The) -
  Institutional Shares (seven-day yield 4.620%)      3,361,158           3,361
Goldman Sachs Financial Square Funds - Tax-
  Free Money Market Fund - Select Shares
  (seven-day effective yield 4.630%)                 1,634,851           1,635
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,996)                                                 4,996
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $149,560)                                             143,536 (a)

Other assets and liabilities, net--(0.9)%                               (1,339)
                                                                   -------------
NET ASSETS--100.0%                                                 $   142,197
                                                                   =============

ABBREVIATIONS:

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

HUD
U.S. Department of Housing & Urban Development

MBIA
Municipal Bond Insurance Association

PSF
Permanent School Fund

XLCA
XL Capital Assurance

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,350 and gross depreciation of $7,374 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $149,560.

(b) At September 30, 2008, 39% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FSA 16%

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
U.S. GOVERNMENT SECURITIES--11.1%
U.S. Treasury Bonds
  11.250% due 2/15/15                              $       686     $       995
  7.500% due 11/15/16                                    4,133           5,194
  9.000% due 11/15/18                                    1,525           2,153
                                                                   -------------
                                                                         8,342
                                                                   -------------

U.S. Treasury Notes
  4.500% due 3/31/12                                     1,000           1,064
  4.250% due 11/15/13                                    2,385           2,536
  4.000% due 2/15/14                                     4,987           5,241
  4.000% due 2/15/15                                       395             415
                                                                   -------------
                                                                         9,256
-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,515)                                               17,598
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--13.3%

FHLMC
  2885 PB 4.500% due 8/15/14                             2,761           2,767
  2513 JE 5.000% due 10/15/17                            5,105           5,045
  2770 QG 4.500% due 3/15/19                             3,741           3,582
  2835 HB 5.500% due 8/15/24                             1,330           1,303
  3099 PA 5.500% due 9/15/25                               738             749
  3101 PA 5.500% due 10/15/25                              740             751
FNMA
  93-197, SB 10.733% due 10/25/08 (c)                        2               3
  6.000% due 5/1/16                                        331             339
  10.500% due 12/1/16                                        1               1
  04-15, AB 4.000% due 9/25/17                             845             837
  02-73, OE 5.000% due 11/25/17                          1,000             983
  5.000% due 5/1/18                                        421             424
  97-70 PE 0.000% due 4/25/22                              288             254
  9.000% due 3/1/25                                          7               7
  9.000% due 7/1/25                                         38              42
  9.000% due 10/1/25                                         2               2
  97-20 (Interest Only) 1.840% due
    3/25/27 (e)(c)                                       1,728              61
  5.706% due 1/1/35 (c)                                  1,266           1,289
GNMA
  9.000% due 8/15/09                                        -- (h)          -- (h)
  04-67 A 3.648% due 9/16/17                               670             665
  7.000% due 6/15/23                                        36              38

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
  7.000% due 7/15/23                               $         8     $         9
  7.000% due 9/15/23                                        45              47
  7.000% due 9/15/23                                         7               8
  7.000% due 1/15/24                                        32              33
  7.000% due 5/15/24                                        16              17
  7.000% due 9/15/24                                        35              37
  7.000% due 7/15/25                                        25              27
  7.000% due 7/15/25                                        13              14
  7.000% due 7/15/25                                        18              19
  04-108 C 5.039% due 12/16/32 (c)                       1,905           1,856
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,499)                                               21,209
-------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--2.6%

FHLMC
  4.125% due 9/27/13                                     2,080           2,103
FNMA
  5.500% due 3/15/11                                     1,900           2,001
-------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,989)                                                 4,104
-------------------------------------------------------------------------------

MUNICIPAL BONDS--1.3%
Louisiana--1.3%
Louisiana Public Facilities
  Authority, 2008-ELL A1
  4.500% due 2/1/14                                      2,100           2,074
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,100)                                                 2,074
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.1%
Capital Auto Receivables Asset
  Trust 07-3, A4
  5.210% due 3/17/14                                     1,870           1,761
Capital One Multi-Asset Execution
  Trust 03-B5, B5
  4.790% due 8/15/13                                     2,480           2,272
Citibank Credit Card Issuance Trust
  07-B2, B2 5.000% due 4/2/12                            1,770           1,712
  07-A5, A5 5.500% due 6/22/12                           2,160           2,179
E*Trade RV & Marine Trust 04-1, A3
  3.620% due 10/8/18                                        84              83
Ford Credit Auto Owner Trust 06-A, A4
  5.070% due 12/15/10                                    2,370           2,344
PSE&G Transition Funding LLC 01-1, A5
  6.450% due 3/15/13                                     2,010           2,072

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
USAA Auto Owner Trust 07-2, A3
  4.900% due 2/15/12                               $       470     $       467
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $13,253)                                               12,890
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--39.8%
Aerospace & Defense--0.3%
Honeywell International, Inc.
  5.625% due 8/1/12                                        500             515
                                                                   -------------

Automobile Manufacturers--0.6%
DaimlerChrysler North America LLC
  5.875% due 3/15/11                                     1,000             997
                                                                   -------------

Communications Equipment--0.7%
Cisco Systems, Inc.
  5.250% due 2/22/11                                     1,050           1,072
                                                                   -------------

Consumer Finance--6.0%
American General Finance Corp.
  5.400% due 12/1/15                                     1,320             652
Boeing Capital Corp.
  6.500% due 2/15/12                                     1,270           1,350
Capital One Bank USA NA
  4.250% due 12/1/08                                     1,000             991
Capital One Financial Corp.
  6.150% due 9/1/16                                        980             735
HSBC Finance Corp.
  6.375% due 10/15/11                                    1,850           1,831
  4.750% due 7/15/13                                       465             418
IBM International Group Capital LLC
  5.050% due 10/22/12                                    2,800           2,823
John Deere Capital Corp.
  5.100% due 1/15/13                                       750             736
                                                                   -------------
                                                                         9,536
                                                                   -------------

Diversified Banks--2.9%
Bank One Corp.
  7.875% due 8/1/10                                      1,400           1,435
Wachovia Corp.
  5.300% due 10/15/11                                    3,000           2,502
Wells Fargo & Co.
  5.300% due 8/26/11                                       600             593
                                                                   -------------
                                                                         4,530
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Electric Utilities--1.7%
Pacific Gas & Electric Co.
  4.200% due 3/1/11                                $     1,200     $     1,172
Southern Co. Series A
  5.300% due 1/15/12                                     1,575           1,581
                                                                   -------------
                                                                         2,753
                                                                   -------------

Independent Power Producers & Energy Traders--0.6%
Constellation Energy Group, Inc.
  6.125% due 9/1/09                                      1,000             988
                                                                   -------------

Integrated Oil & Gas--1.5%
Conoco Funding Co.
  6.350% due 10/15/11                                    2,305           2,387
                                                                   -------------

Integrated Telecommunication Services--1.9%
AT&T, Inc.
  5.625% due 6/15/16                                       710             657
BellSouth Corp.
  4.200% due 9/15/09                                     1,100           1,085
Verizon Global Funding Corp.
  7.250% due 12/1/10                                     1,250           1,301
                                                                   -------------
                                                                         3,043
                                                                   -------------

Investment Banking & Brokerage--2.0%
Goldman Sachs Group, Inc.
  4.500% due 6/15/10                                       675             627
Lehman Brothers Holdings, Inc.
  4.250% due 1/27/10(e)(g)                               1,465             183
  6.200% due 9/26/14(e)(g)                                 370              46
Merrill Lynch & Co., Inc.
  6.150% due 4/25/13                                     1,250           1,155
Morgan Stanley
  3.875% due 1/15/09                                       400             368
  4.000% due 1/15/10                                     1,000             820
                                                                   -------------
                                                                         3,199
                                                                   -------------

Managed Health Care--1.4%
Wellpoint, Inc.
  5.875% due 6/15/17                                     2,400           2,221
                                                                   -------------

Movies & Entertainment--1.7%
Disney Walt Co. (The)
  5.625% due 9/15/16                                       935             925

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Movies & Entertainment--(continued)
Time Warner Cos., Inc.
  7.250% due 10/15/17                              $     1,955     $     1,794
                                                                   -------------
                                                                         2,719
                                                                   -------------

Multi-Utilities--1.3%
Consolidated Edison Company of New
  York, Inc. 06-C
  5.500% due 9/15/16                                     2,165           2,042
                                                                   -------------

Oil & Gas Exploration & Production--1.0%
Devon Financing Corp. ULC
  6.875% due 9/30/11                                     1,550           1,617
                                                                   -------------

Oil & Gas Storage & Transportation--0.9%
DCP Midstream LLC
  7.875% due 8/16/10                                     1,380           1,413
                                                                   -------------

Other Diversified Financial Services--3.0%
Bank of America Corp.
  6.250% due 4/15/12                                     1,065           1,033
General Electric Capital Corp.
  4.125% due 9/1/09                                        360             356
  4.875% due 3/4/15                                        230             208
International Lease Finance Corp.
  5.625% due 9/20/13                                     1,480             962
JPMorgan Chase & Co.
  3.800% due 10/2/09                                       480             465
  5.125% due 9/15/14                                     1,920           1,711
                                                                   -------------
                                                                         4,735
                                                                   -------------

Packaged Foods & Meats--1.7%
Heinz (H.J.) Co.
  5.350% due 7/15/13                                     1,220           1,197
Kellogg Co. Series B
  6.600% due 4/1/11                                      1,500           1,557
                                                                   -------------
                                                                         2,754
                                                                   -------------

Pharmaceuticals--2.1%
Abbott Laboratories
  5.875% due 5/15/16                                     2,300           2,294
Schering-Plough Corp.
  5.550% due 12/1/13                                     1,135           1,098
                                                                   -------------
                                                                         3,392
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Property & Casualty Insurance--0.9%
Allstate Life Global Funding Trusts 04-1
  4.500% due 5/29/09                               $     1,500     $     1,485
                                                                   -------------

Railroads--1.6%
Burlington Northern Santa Fe Corp.
  6.750% due 7/15/11                                       690             720
CSX Corp.
  6.750% due 3/15/11                                     1,780           1,819
                                                                   -------------
                                                                         2,539
                                                                   -------------

Regional Banks--1.5%
National City Bank
  4.625% due 5/1/13                                      1,345             657
Union Planters Corp.
  7.750% due 3/1/11                                      1,750           1,633
                                                                   -------------
                                                                         2,290
                                                                   -------------

Residential REITs--0.2%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                       425             371
                                                                   -------------

Retail REITs--1.2%
Simon Property Group LP
  4.600% due 6/15/10                                     1,500           1,475
  5.750% due 5/1/12                                        445             432
                                                                   -------------
                                                                         1,907
                                                                   -------------

Specialized Finance--1.9%
Caterpillar Financial Service Corp.
  5.125% due 10/12/11                                    1,000           1,005
CIT Group, Inc.
  3.375% due 4/1/09                                      1,620           1,529
  5.000% due 2/13/14                                       710             401
                                                                   -------------
                                                                         2,935
                                                                   -------------

Thrifts & Mortgage Finance--1.2%
Countrywide Home Loans, Inc.
  4.125% due 9/15/09                                     1,985           1,826
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $69,404)                                               63,266
-------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--19.8%
Adjustable Rate Mortgage Trust
  05-11, 2A42
  5.325% due 2/25/36 (c)                                 4,455           3,506

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Bear Stearns Commercial Mortgage
  Securities, Inc.
  06-T22, A4 5.631% due 4/12/38 (c)                $     2,275     $     2,056
  06-PW14 AAB 5.171% due 12/11/38                          955             858
  07-PW15, A2 5.205% due 2/11/44                         1,450           1,341
Citigroup-Deutsche Bank Commercial
  Mortgage Trust 07-CD4, A3
  5.293% due 12/11/49                                    2,430           2,152
Countrywide Alternative Loan Trust
  04-22CB, 1A1
  6.000% due 10/25/34                                    1,874           1,672
Countrywide Asset-Backed
  Certificates 06-1, AF2
  5.281% due 7/25/36 (c)(e)                                821             815
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
  0.000% due 11/28/11 (b)(c)(f)                             32              25
First Horizon Alternative Mortgage
  Security 05-FA8, 1A18
  5.500% due 11/25/35                                    1,848           1,779
GMAC Mortgage Corp. Loan Trust
  05-AR3, 3A3
  4.856% due 6/19/35 (c)                                 1,213           1,163
GSR Mortgage Loan Trust 04 -10F, 1A1
  4.500% due 8/25/19                                     1,090           1,082
Lehman Brothers-UBS Commercial
  Mortgage Trust
  01-C2, A1 6.270% due 6/15/20                             225             224
  05-C2, A2 4.821% due 4/15/30                           2,035           1,998
  05-C5, A3 4.964% due 9/15/30                             797             757
Morgan Stanley Capital I 06-T23, A2
  5.915% due 8/12/41 (c)                                 1,770           1,723
Morgan Stanley Mortgage Loan Trust
  06-7, 5A2
  5.962% due 6/25/36 (c)(e)                              1,800           1,148
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5
  7.420% due 4/25/31 (c)(e)                                492             461
Structured Asset Securities Corp.
  98-RF3, A (Interest Only)
  144A 6.100% due 6/15/28 (b)(f)                         1,240             112
  03-34A, 6A 5.063% due 11/25/33 (c)                     1,803           1,736
  05-2XS, 2A2 5.150% due
  2/25/35 (c)(e)                                           954             594
  05-4XS, 3A2 4.270% due 3/25/35 (c)(e)                  2,549           2,540
Washington Mutual Alternative
  Mortgage Pass-Through
  Certificates 05-6, 2A7
  5.500% due 8/25/35                                     2,394           2,156

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A19
  3.560% due 6/25/35 (c)                           $     1,550     $     1,532
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $34,925)                                               31,430
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (d)--2.2%
Canada--1.3%
Rogers Communications, Inc.
  7.250% due 12/15/12                                    2,000           2,030
                                                                   -------------

United States--0.9%
CRH America, Inc.
  5.625% due 9/30/11                                     1,520           1,481
-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,640)                                                 3,511
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.2%
(IDENTIFIED COST $166,325)                                             156,082
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.2%

                                                      SHARES           VALUE
                                                   -------------   -------------
Money Market Mutual Funds--1.2%
AIM Short-Term Investment
  Treasury-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 2.690%)                   930,040             930
Blackrock Liquidity Funds Tempfund
  Portfolio (seven-day effective
  yield 2.630%)                                        926,250             926
Goldman Sachs Financial Square
  Funds - Money Market Fund -
  Select Shares (seven-day
  effective yield 2.400%)                                  420              -- (h)
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 2.500%)                                1,106               1
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,857)                                                 1,857
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $168,182)                                             157,939 (a)

Other assets and liabilities, net--0.6%                                    981
                                                                   -------------
NET ASSETS--100.0%                                                 $   158,920
                                                                   =============

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATIONS:

FHLMC
Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA
Fannie Mae or Federal National Mortgage Association

GNMA
Ginnie Mae or Government National Mortgage Association

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $625 and gross depreciation of $10,867 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $168,181.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $137 or 0.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments. .

(e)  Illiquid security.

(f) Illiquid and restricted security. At September 30, 2008, this security amounted to a value of $137 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedule of Investment.

(g)  Security in default.

(h)  Amount is less than $500 (not reported in thousands).

                           VIRTUS TAX-EXEMPT BOND FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
MUNICIPAL BONDS(c)--96.0%

ALABAMA--3.1%
City of Birmingham Series A
  5.500% due 8/1/25                                $     1,000     $     1,008
Jefferson County Limited Obligation Series A
  5.250% due 1/1/17                                      3,000           2,571
                                                                   -------------
                                                                         3,579
                                                                   -------------

ARIZONA--1.6%
Health Facilities Authority Phoenix Children's
  Hospital Series B
  5.670% due 2/1/42 (e)                                  1,000             897
Maricopa County Unified School District No. 60
  Series C
  5.000% due 7/1/27                                      1,000             892
                                                                   -------------
                                                                         1,789
                                                                   -------------

ARKANSAS--0.0%
Lonoke County Residential Housing Facilities
  Board Series A-2 (FNMA Collateralized)
  7.900% due 4/1/11                                         18              18
Stuttgart Public Facilities Board Series A-2
  (FNMA Collateralized)
  7.900% due 9/1/11                                          5               5
                                                                   -------------
                                                                            23
                                                                   -------------

CALIFORNIA--8.8%
California State
  5.000% due 2/1/20                                        750             751
  5.500% due 3/1/27                                      3,000           2,996
California Statewide Communities Development
  Authority, Catholic Healthcare System Series L
  (Assured Guaranteed)
  5.250% due 7/1/41                                        200             181
Eastern Municipal Water District Series H
  5.000% due 7/1/35                                        500             459
Los Angeles Municipal Improvement Corp. (FGIC
  Insured)
  5.000% due 8/1/24                                      4,350           4,067
San Mateo County Joint Powers Financing
  Authority, Youth Services Campus Series A
  5.000% due 7/15/36                                     1,000             906

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
CALIFORNIA--(CONTINUED)
South Gate Utility Authority (FGIC Insured)
  0.000% due 10/1/19                               $     1,385     $       771
                                                                   -------------
                                                                        10,131
                                                                   -------------

COLORADO--1.6%
Douglas County School District No. 1 (FGIC
  Insured)
  5.750% due 12/15/18                                    1,000           1,070
Public Authority For Energy
  6.250% due 11/15/28                                      650             563
State Public Highway Authority E-470 Series B
  (MBIA Insured)
  0.000% due 9/1/29                                        665             169
                                                                   -------------
                                                                         1,802
                                                                   -------------

CONNECTICUT--0.9%
Mashantucket Western Pequot Tribe Series B 144A
  5.600% due 9/1/09 (b)(f)                               1,000             997
                                                                   -------------

FLORIDA--2.6%
Florida Municipal Power Agency
  5.000% due 10/1/31                                        50              44
Miami-Dade County Educational Facilities
  Authority Series A
  5.750% due 4/1/28                                      2,000           1,947
Miami-Dade County Expressway Authority (FGIC
  Insured)
  6.000% due 7/1/14                                      1,000           1,045
                                                                   -------------
                                                                         3,036
                                                                   -------------

GEORGIA--2.1%
Chatham County Hospital Authority, Memorial
  Medical Health Center Series A
  6.125% due 1/1/24                                      1,280           1,089
Glynn-Brunswick Memorial Hospital Authority
  Series A
  5.625% due 8/1/34                                      1,500           1,335
                                                                   -------------
                                                                         2,424
                                                                   -------------

ILLINOIS--12.9%
Chicago Board of Education Certificate of
  Participation Series B-2 (MBIA Insured)
    6.000% due 1/1/20                                      580             635

                          VIRTUS TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
ILLINOIS--(CONTINUED)
Kendall County Forest Preserve District (FGIC
  Insured)
  5.250% due 1/1/23                                $     4,000     $     3,964
Metropolitan Pier & Exposition Authority
  Series A
  5.500% due 6/15/27                                     1,000           1,001
O'Hare International Airport Third Lien Series A
  (MBIA Insured)
  5.250% due 1/1/26                                      1,500           1,358
State Finance Authority
  (XLCA Insured) 5.000% due 7/1/23                         500             471
  University of Chicago Series A
  5.000% due 7/1/26                                      1,000             960
  Rush University Medical Center Series B (MBIA
  Insured)
  5.250% due 11/1/35                                     1,000             867
  Edward's Hospital Series A (AMBAC Insured)
  5.500% due 2/1/40                                      1,000             922
State Toll Highway Authority Series A-1 (FSA
  Insured)
  5.000% due 1/1/21                                      4,750           4,665
                                                                   -------------
                                                                        14,843
                                                                   -------------

INDIANA--2.1%
Indiana Health Educational Facilities
  Financing Authority,
  Sisters of St. Francis 5.000% due 11/1/23              2,000           1,825
  St. Francis Healthcare Series E (FSA Insured)
  5.250% due 11/1/29                                       300             278
  St. Francis Healthcare Series E (FSA Insured)
  5.250% due 5/15/41                                       350             320
                                                                   -------------
                                                                         2,423
                                                                   -------------

KENTUCKY--5.3%
Kentucky Municipal Power Agency (MBIA Insured)
  5.250% due 9/1/42                                      1,400           1,228
Louisville & Jefferson County Metropolitan
  Government Healthcare Facilities - Jewish
  Hospital St. Mary's Healthcare
  5.750% due 2/1/27                                      5,000           4,590
State Turnpike Authority (FGIC Insured)
  0.000% due 1/1/10                                        250             240
                                                                   -------------
                                                                         6,058
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
LOUISIANA--2.2%
Local Government Environmental Facilities &
  Community Development Authority (AMBAC
  Insured)
  5.250% due 12/1/18                               $     2,500     $     2,587
                                                                   -------------

MARYLAND--1.5%
City of Baltimore, Convention Center Series A
  (XLCA Insured)
  5.250% due 9/1/22                                      2,000           1,757
                                                                   -------------

MASSACHUSETTS--0.9%
  City of Pittsfield (MBIA Insured)
  5.000% due 4/15/19                                     1,000           1,024
                                                                   -------------

MICHIGAN--11.4%
Detroit Water Supply System Senior Lien
  Series B
  (BHAC Insured)
  5.250% due 7/1/35                                      5,000           4,646
Michigan Municipal Bond Authority Series B
  (AMBAC Insured)
  5.250% due 12/1/22                                       115             115
Michigan Strategic Fund Series A (Assured
  Guaranteed)
  5.250% due 10/15/23                                    2,250           2,195
State Hospital Finance Authority
  Chelsea Community Hospital
  5.375% due 5/15/19                                     3,000           2,846
  5.625% due 5/15/28                                     1,500           1,365
State of Michigan (FSA Insured)
  5.250% due 9/15/21                                     2,000           2,004
                                                                   -------------
                                                                        13,171
                                                                   -------------

NEBRASKA--0.7%
Nebraska Public Power District Series B
  5.000% due 1/1/38                                        980             854
                                                                   -------------

NEW HAMPSHIRE--0.7%
State Health & Education Facilities Authority,
  Exeter Project
  6.000% due 10/1/24                                       750             773
                                                                   -------------

NEW JERSEY--8.9%
  Camden County Municipal Utilities Authority
  Series B (FGIC Insured)
  0.000% due 9/1/11                                      2,900           2,618

                           VIRTUS TAX-EXEMPT BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
NEW JERSEY--(CONTINUED)
State Economic Development Authority Series P
  5.250% due 9/1/19                                $     1,855     $     1,900
State Transportation Trust Fund Authority
  Series A
  5.500% due 12/15/21                                    3,000           3,085
  5.250% due 12/15/22                                      500             497
State Transportation Trust Fund Authority
  Series
  C Prerefunded 6/15/13 @ 100
  5.500% due 6/15/24                                     2,000           2,185
                                                                   -------------
                                                                        10,285
                                                                   -------------

NEW YORK--4.7%
New York City Industrial Development Agency,
  Queens Baseball Stadium Project (AMBAC
  Insured)
  5.000% due 1/1/31                                        450             398
New York City Municipal Water Finance Authority
  Series C
  0.870% due 6/15/33                                     5,000           5,000
                                                                   -------------
                                                                         5,398
                                                                   -------------

OHIO--8.2%
City of Akron
  6.500% due 11/1/15 (d)                                   865           1,010
City of Miamisburg School District
  Construction & Improvement
  5.000% due 12/1/36                                     1,000             933
Cleveland Municipal School District (FSA
  Insured)
  5.250% due 12/1/18                                     2,330           2,427
Columbus Regional Port Authority, Rickenbacker
  International Airport Series A
  5.375% due 1/1/32                                      1,625           1,470
County of Ross Hospital Facilities, Adena
  Healthcare System
  5.750% due 12/1/35                                       750             666
Lorain County Hospital facilities, Catholic
  Healthcare Series H (Assured Guaranteed)
  5.000% due 2/1/29                                      3,250           2,917
                                                                   -------------
                                                                         9,423
                                                                   -------------

PENNSYLVANIA--0.9%
Chester County Health & Education Facilities
  Authority Series A
  6.750% due 7/1/31                                      1,000             993
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
UERTO RICO--1.2%
Commonwealth of Puerto Rico Series A
  5.250% due 7/1/22                                $     1,500     $     1,369
                                                                   -------------

SOUTH CAROLINA--1.0%
Lexington County School District No. 1 School
  Facilities Corp.
  5.250% due 12/1/28                                     1,300           1,197
                                                                   -------------

TENNESSEE--1.8%
City of Jackson Hospital, Jackson-Madison
  Project
  5.500% due 4/1/33                                        450             396
Metropolitan Government Nashville & Davidson
  County Health & Educational Facilities Board
  (AMBAC Insured)
  6.000% due 12/1/16                                     1,500           1,659
                                                                   -------------
                                                                         2,055
                                                                   -------------

TEXAS--7.3%
Katy Independent School District Series D (PSF
  Guaranteed)
  5.250% due 2/15/37                                     1,000             977
Kountze Independent School District (PSF
  Guaranteed)
  5.250% due 8/15/29                                     1,000             995
Leander Independent School District (PSF
  Guaranteed)
  0.000% due 8/15/24                                     5,000           1,827
North Texas Tollway Authority First Tier
  Series A
  6.000% due 1/1/24                                      1,000             987
North Texas Tollway Authority Series I
  (Assured Guaranteed)
  0.000% due 1/1/42                                      1,000             659
Pleasant Grove Independent School District
  (PSF Guaranteed)
  5.250% due 2/15/32                                     3,000           2,929
                                                                   -------------
                                                                         8,374
                                                                   -------------

VIRGINIA--1.8%
Upper Occoquan Sewage Authority Series A
  (MBIA Insured)
  5.150% due 7/1/20                                      2,000           2,059
                                                                   -------------

                          VIRTUS TAX-EXEMPT BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
WISCONSIN--1.8%
State Health & Educational Facilities Authority,
  Howard Young (Radian Insured)
  5.000% due 8/15/18                               $     2,150     $    2,130
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $115,221)                                            110,554
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $115,221)                                            110,554
-------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                   -------------   -------------

SHORT-TERM INVESTMENTS--2.3%

MONEY MARKET MUTUAL FUNDS--2.3%
AIM Tax-Free Cash Reserve Portfolio (The) -
  Institutional Shares (seven-day yield 4.620%)      2,602,927           2,603
Goldman Sachs Financial Square Funds - Tax-
  Free Money Market Fund - Select Shares
  (seven-day effective yield 4.630%)                    38,265              38
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,101)                                                 2,641
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.3%
(IDENTIFIED COST $117,322)                                             113,195 (a)

Other assets and liabilities, net--1.7%                                  1,962
                                                                   -------------
NET ASSETS--100.0%                                                 $   115,157
                                                                   =============

ABBREVIATIONS:

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FNMA
Fannie Mae or Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

MBIA
Municipal Bond Insurance Association

PSF
Permanent School Fund

XLCA
XL Capital Assurance

FOOTNOTE LEGEND:

(a) Federal Income Tax Information : Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,619 and gross depreciation of $6,287 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $117,863.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $997 or 0.9% of net assets.

(c) At September 30, 2008, 48% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FGIC 12%

(d)  Escrowed to maturity.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2008, this security amounted to a value of $ 997 or 0.9% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

                   VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     FACE VALUE        VALUE
                                                   -------------   -------------
FEDERAL AGENCY SECURITIES--30.6%

FHLB
  2.320% due 10/8/08 (c)                           $    10,000     $     9,996
  2.250% due 10/10/08 (c)                               20,000          19,989
  3.625% due 11/14/08                                   12,000          12,019
  2.545% due 12/2/08 (c)                                20,000          19,912
  2.740% due 2/2/09 (c)                                 15,000          14,858
  2.625% due 4/30/09                                    20,000          20,000
  2.750% due 5/7/09                                     10,000          10,000
FHLMC
  3.200% due 6/30/09                                    20,000          20,000
FNMA
  2.340% due 10/1/08 (c)                                20,000          20,000
  2.540% due 12/3/08 (c)                                20,000          19,911
  3.375% due 12/15/08                                    9,585           9,601
-------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $176,286)                                             176,286
-------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE (b)(d)--28.2%

FFCB
  3.088% due 10/20/08                                   14,000          14,000
  3.040% due 10/23/08                                   20,000          20,000
  3.659% due 10/28/08                                   20,000          20,000
FHLB
  2.377% due 10/6/08                                    20,000          20,092
  2.317% due 10/12/08                                   20,000          20,000
FHLMC
  2.383% due 10/16/08                                   25,000          24,989
  2.718% due 10/20/08                                   20,000          20,000
Overseas Private Investment Corp.
  2.450% due 10/1/08                                    23,143          23,143
-------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $162,224)                                             162,224
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--39.0%
Bank of America Corp. dated 9/30/08,
  repurchase price $114,147 collaterized
  by FHLMC 1.000%, 1/1/38 and FNMA 1.000%
  8/1/33 total market value $116,423.
  1.900% due 10/1/08                                   114,141         114,141

                                                     FACE VALUE        VALUE
                                                   -------------   -------------
Goldman Sachs Group, Inc. dated 9/30/08,
  repurchase price $111,004 collaterized
  by FHLMC 1.000%, 8/1/38 and FNMA
  1.000%, 5/1/35-2/1/37 total market
  value $113,220.
  1.150% due 10/1/08                               $   111,000     $   111,000
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $225,141)                                             225,141
-------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--2.2%
AIM Short-Term Investment Treasury
   Portfolio (The) - Institutional Shares
   (seven-day effective yield 1.010%)               12,500,000          12,500
-------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $12,500)                                               12,500
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%

(IDENTIFIED COST $576,151)                                             576,151 (a)
Other assets and liabilities, net--0.0%                                     31
                                                                   -------------
NET ASSETS--100.0%                                                 $   576,182
                                                                   =============

                   VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

ABBREVIATION LEGEND

FFCB
Federal Farm Credit Bank

FHLB
Federal Home Loan Bank

FHLMC
Freddie Mac or Federal Home Loan Mortgage Corporation

FNMA
Fannie Mae or Federal National Mortgage Association

FOOTNOTE LEGEND

(a) Federal Income Tax Information: At September 30, 2008 , the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c)  The rate shown is the discount rate.

(d)  The date shown represents next interest reset date.

                        VIRTUS INSIGHT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
COMMERCIAL PAPER--33.9%
Chariot Funding LLC
  5.350% due 10/1/08                               $    50,000     $    50,000
Enterprise
  4.100% due 10/3/08                                    90,000          89,979
Jupiter Securitization Corp.
  5.500% due 10/1/08                                    92,375          92,375
Market Street Funding Corp.
  7.500% due 10/1/08                                    90,000          90,000
Morgan Stanley & Co.
  3.240% due 1/20/09                                   175,000         173,252
Park Avenue Receivables Corp.
  5.500% due 10/1/08                                    27,000          27,000
Salisbury Receivables LLC
  4.000% due 10/3/08                                    20,920          20,915
Tasman Funding LLC
  3.080% due 10/14/08                                   20,000          19,978
  3.150% due 10/23/08                                   35,000          34,933
Thames Asset Global Securitization, Inc.
  4.250% due 10/6/08                                    29,719          29,701
UBS Finance, Inc.
  2.475% due 10/8/08                                    50,000          49,976
  2.455% due 10/9/08                                   100,000          99,945
  2.430% due 10/10/08                                   20,000          19,988
Wells Fargo & Co.
  2.430% due 10/7/08                                    35,000          34,986
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $833,028)                                             833,028
-------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--0.5%

FHLMC                                                   13,230          13,230
  3.200% due 6/30/09
-------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $13,230)                                               13,230
-------------------------------------------------------------------------------

MEDIUM TERM NOTES--37.6%
BP Capital Markets plc                                  75,000          75,000
  2.918% due 12/11/08 (d)
General Electric Capital Corp.
  2.507% due 10/9/08 (d)                                75,000          75,000
Goldman Sachs Group LP 144A
  2.800% due 10/27/08 (b)(d)                            55,000          55,000

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Goldman Sachs Group, Inc. (The)
  Series B
  7.130% due 10/1/08 (d)                           $    25,000     $    24,974
  3.250% due 10/7/08 (d)                               100,000         100,000
IBM International Group Capital LLC 144A
  3.031% due 11/26/08 (b)(d)                           100,000         100,000
National Rural Utilities Cooperative
  Finance Corp.
  2.506% due 10/1/08 (d)                                70,000          70,000
Nordea Bank AB 144A (Sweden)
  3.149% due 10/24/08 (b)(c)(e)                        150,000         150,000
Rabobank Nederland 144A (Netherlands)
  2.993% due 11/20/08 (b)(c)(e)                         75,000          75,000
Royal Bank of Canada (Canada)
  3.215% due 1/2/09 (c)(e)                              75,000          75,000
Wells Fargo & Co.
  3.552% due 11/1/08                                   125,000         125,037
-------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $925,011)                                             925,011
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--6.5%
Barclays Bank plc (United Kingdom)
  2.788% due 10/15/08 (c)(e)                            85,000          85,000
HBOS plc (United Kingdom)
  3.000% due 11/3/08 (e)                                75,000          75,000
-------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $160,000)                                             160,000
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--12.9%
Bank of America Corp. dated 9/30/08,
  repurchase price $201,621
  collateralized by FNMA 5.000%, 3/1/34
  market value $206,643
  1.900% due 10/1/08                                   201,611         201,611
Bank of America Corp. dated 9/30/08,
  repurchase price $70,002 collateralized
  by FNMA 5.000%,
  8/1/33 market value $71,400.
  1.000% due 10/1/08                                    70,000          70,000

                        VIRTUS INSIGHT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
Goldman Sachs Group, Inc. (The), dated
  9/30/08, repurchase price $46,001,
  collateralized by FHLMC 6.000%, 8/1/38
  and  FNMA 5.500%, 1/1/35 total market
  value $46,920.
  1.150% due 10/1/08                               $    46,000     $    46,000
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $317,611)                                             317,611
-------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--8.6%
AIM Short-Term Investments Liquid Assets
  Portfolio (The) Institutional Shares
  (seven-day effective yield 2.690%)               122,600,000         122,600
Goldman Sachs Financial Square Money
  Market - Select Shares (seven-day
  effective yield 2.400%)                           90,000,000          90,000
-------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $212,600)                                             212,600
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%

(IDENTIFIED COST $2,461,480)                                         2,461,480 (a)
Other assets and liabilities, net--(0.0)%                                 (669)
                                                                   -------------
NET ASSETS--100.0%                                                 $ 2,460,811
                                                                   =============

ABBREVIATIONS:

FHLMC
Freddie Mac or Federal Home Loan Mortgage Corporation

FOOTNOTE LEGEND:

(a) Federal Income Tax Information: At September 30, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $380,000 or 15.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)  The date shown represents next interest reset date.

(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
COMMERCIAL PAPER - MUNICIPAL(c)--6.9%

FLORIDA--0.3%
Palm Beach County Health Facilities
  1.600% due 12/11/08                              $     3,450     $     3,450
                                                                   -------------

GEORGIA--0.2%
Municipal Electric Authority
  1.600% due 10/3/08                                     2,000           2,000
                                                                   -------------

ILLINOIS--2.0%
Illinois Health Facilities Authority
  1.550% due 10/2/08                                    20,000          20,000
  1.650% due 12/4/08                                     5,000           5,000
                                                                   -------------
                                                                        25,000
                                                                   -------------

MARYLAND--0.5%
Baltimore County
  1.730% due 12/10/08                                    6,425           6,425
                                                                   -------------

MASSACHUSETTS--0.1%
Massachusetts Water Resources Authority
  1.700% due 12/9/08                                     1,500           1,500
                                                                   -------------

MISSISSIPPI--1.1%
Claiborne County, Pollution Control
  1.800% due 11/5/08                                     4,000           4,000
Claiborne County, Southern Mississippi Electric
  Series G-2
  1.750% due 11/6/08                                     9,300           9,300
                                                                   -------------
                                                                        13,300
                                                                   -------------

TEXAS--2.4%
University of North Texas
  1.600% due 12/8/08                                    10,000          10,000
University of Texas
  1.450% due 10/3/08                                    20,000          20,000
                                                                   -------------
                                                                        30,000
                                                                   -------------

WISCONSIN--0.5%
Milwaukee Metropolitan Sewerage District
  1.600% due 12/11/08                                    6,000           6,000
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
-------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER - MUNICIPAL
(IDENTIFIED COST $87,675)                                               87,675
-------------------------------------------------------------------------------

VARIABLE RATE DEMAND OBLIGIATIONS -
  MUNICIPAL (d)(e)--73.2%

ALABAMA--2.1%
Chatom Industrial Development Board Pollution
  Control Electric Cooperative, Inc.
  (National Rural Utilities Co. Guaranty)
  7.750% due 10/1/08                               $     2,305     $     2,305
  Series 07 C 2.000% due 5/30/09                        15,000          15,000
  Series C 2.000% due 12/1/08                            9,200           9,200
                                                                   -------------
                                                                        26,505
                                                                   -------------

ALASKA--0.7%
City of Valdez Exxon Pipeline Project
  3.000% due 10/1/08                                     5,000           5,000
State Housing Finance Corp. University of Alaska
  Series A
  9.000% due 10/1/08                                     4,100           4,100
                                                                   -------------
                                                                         9,100
                                                                   -------------

ARIZONA--2.8%
Salt River Project Agricultural Improvement &
  Power District, (b)
  Electric System Project (Eagle-06-00014)
  Class A 144A
  8.250% due 10/2/08 (b)                                 6,000           6,000
  Electric System Project Series B 144A
  4.370% due 10/2/08 (b)                                 9,900           9,900
State Board of Regents, Series B
  7.870% due 10/1/08                                     7,300           7,300
State Health Facilities Authority, Banner Health
  Series B
  9.000% due 10/1/08                                     8,000           8,000
State Transportation Board Series A 144A
  4.500% due 10/2/08 (b)                                 4,000           4,000
                                                                   -------------
                                                                        35,200
                                                                   -------------

FLORIDA--6.3%
Broward County School Board Certificate of
  Participation Series D (FSA Insured)
  8.050% due 10/2/08                                     8,725           8,725
City of West Palm Beach Utility System Series C
  (Assured Guaranty Insured)
  8.000% due 10/1/08                                    10,000          10,000

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
FLORIDA--(CONTINUED)
Dade County Industrial Development Authority,
  Florida Power & Light Co.
  4.350% due 10/1/08                               $    20,000     $    20,000
JEA Water & Sewer System Series B-1
  7.920% due 10/1/08                                     9,935           9,935
Peace River Manasota Regional Water Supply
  Authority (Eagle-06-0033A )144A (FSA Insured)
  8.720% due 10/2/08 (b)                                 6,270           6,270
St. Lucie County Pollution Control, Florida Power
  & Light Co. Project
  5.520% due 10/1/08                                    25,000          25,000
                                                                   -------------
                                                                        79,930
                                                                   -------------

GEORGIA--0.9%
Burke County Development Authority, Pollution
  Control Vogtle Power Plant Series 1
  2.100% due 7/14/09 (f)                                11,000          11,000
                                                                   -------------

ILLINOIS--11.1%
Chicago O'Hare International Airport
  7.950% due 10/1/08                                    10,000          10,000
Development & Finance Authority,
  Lake Forest Academy
  7.510% due 10/1/08                                     5,000           5,000
  McGraw YMCA Project Evanston
  8.240% due 10/2/08                                     4,000           4,000
  North Park University
  7.750% due 10/1/08                                    22,700          22,700
  Northwestern Healthcare Corp.- Evanston
  Series A
  7.930% due 10/2/08                                    20,000          20,000
  Northwestern Healthcare Corp.- Evanston
  Series C
  7.930% due 10/2/08                                    10,000          10,000
  Resurrection Health Care Class B
  5.000% due 10/1/08                                    15,000          15,000
Educational Facilities Authority,
  Field Museum of Natural History
  7.930% due 10/1/08                                    10,000          10,000
  Lake Forest Graduate School
  8.210% due 10/3/08                                     3,800           3,800
Finance Authority,
  Bradley University Series A
  10.000% due 10/2/08                                   10,000          10,000
  Children's Memorial Hospital Series D
  7.900% due 10/2/08                                     8,300           8,300
  Lake Forest Country Day School
  7.510% due 10/1/08                                     3,250           3,250

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
ILLINOIS--(CONTINUED)
  Northwestern University Subseries C
  7.800% due 10/1/08                               $     3,000     $     3,000
  IIT Research Institute
  10.000% due 10/2/08                                      530             530
Health Facilities Authority,
  Advocate Health Care Network Class A
  1.820% due 11/15/08 (f)                               10,000          10,000
  Northwestern Memorial Healthcare Series C
  4.250% due 10/1/08                                     5,400           5,400
                                                                   -------------
                                                                       140,980
                                                                   -------------

INDIANA--3.2%
Health Facilities Finance Authority,
  Ascension Health Credit Group Series A-1
  7.800% due 10/1/08                                    11,000          11,000
  Union Hospital, Inc. Project
  8.210% due 10/3/08                                     6,700           6,700
Lawrence-Fort Harrison Reuse Authority
  8.210% due 10/3/08                                     5,715           5,715
South Bend Economic Development, Stanley
  Clark School, Inc. Project
  8.210% due 10/3/08                                     2,000           2,000
State Development Finance Authority, Christel
  House, Inc. Project
  8.000% due 10/3/08                                     5,680           5,680
State Educational Facilities Authority, Wabash
  College Project
  7.980% due 10/2/08                                    10,000          10,000
                                                                   -------------
                                                                        41,095
                                                                   -------------

IOWA--0.3%
State Finance Authority Health Facilities
  Series A- 1 (Assured Guaranty Insured)
  7.950% due 10/1/08                                     4,425           4,425
                                                                   -------------

KENTUCKY--2.3%
Covington Building Authority
  10.000% due 10/1/08                                    1,120           1,120
Economic Development Finance Authority
  8.210% due 10/3/08                                     7,000           7,000
Lexington-Fayette Urban County,
  First Bracktown Income Project
  8.210% due 10/3/08                                     5,000           5,000
  Government Educational Building, Lexington
  Christian Academy
  8.210% due 10/3/08                                     2,290           2,290

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
KENTUCKY--(CONTINUED)
Mason County Pollution Control East
  Kentucky Power Cooperative, Inc.
  Series B-1 7.750% due 10/1/08                    $     4,100     $     4,100
  Series B-2 7.750% due 10/1/08                          6,370           6,370
  Series B-3 7.750% due 10/1/08                          3,610           3,610
                                                                   -------------
                                                                        29,490
                                                                   -------------

MARYLAND--0.8%
State Economic Development Corp. Howard
  Medical Institute Series A
  7.770% due 10/1/08                                     9,500           9,500
                                                                   -------------

MASSACHUSETTS--2.8%
Commonwealth of Massachusetts
  Series A 7.900% due 10/1/08                              990             990
  Series A 4.500% due 10/1/08                           14,800          14,800
  Series B 4.400% due 10/1/08                           20,000          20,000
                                                                   -------------
                                                                        35,790
                                                                   -------------

MICHIGAN--4.9%
Detroit Sewage Disposal (Eagle -06-0127)
  Class A 144A (FSA, FGIC Insured)
  4.750% due 10/1/08 (b)                                 5,450           5,450
L'Anse Creuse Public Schools 144A (FSA
  Q-SBLF Insured)
  8.490% due 10/2/08 (b)                                 3,700           3,700
Oakland County Economic Development Corp.
  8.050% due 10/2/08                                    10,000          10,000
State Finance Authority Ascension Hospital
  Series B-4
  7.800% due 10/1/08                                    10,500          10,500
State Strategic Fund Ltd.
  8.250% due 10/1/08                                     5,700           5,700
University of Michigan Hospital
  Series A 6.250% due 10/1/08                           11,585          11,585
  Series B 7.750% due 10/2/08                           15,000          15,000
                                                                   -------------
                                                                        61,935
                                                                   -------------

MINNESOTA--1.2%
City of St. Cloud Health Care, Central
  Care Health Sytem Series B (Assured
  Guaranty Insured)
  7.960% due 10/7/08                                     5,305           5,305
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
MINNESOTA--(CONTINUED)
Minneapolis & St. Paul Housing &
  Redevelopment Authority Health Care
  System , Allina Health System Series C1
  7.550% due 10/2/08                               $     7,400     $     7,400
State of Minnesota Series R-6101 144A
  4.320% due 10/2/08 (b)                                 2,650           2,650
                                                                   -------------
                                                                        15,355
                                                                   -------------

MISSISSIPPI--0.8%
Jackson County, Pollution Control, Chevron
  U.S.A., Inc. Project
  Series 1992 4.450% due 10/1/08                         5,000           5,000
  Series 1993 4.250% due 10/1/08                         5,600           5,600
                                                                   -------------
                                                                        10,600
                                                                   -------------

MISSOURI--3.4%
Bi-State Development Agency MetroLink
  Cross Country Project Series A (FSA
  Insured)
  9.000% due 10/1/08                                    18,950          18,950
St. Louis County Industrial Development &
  Educational Facilities Whitefield
  School, Inc. Series B
  9.500% due 10/2/08                                     1,100           1,100
State Health & Educational Facilities
  Authority, St. Louis University
  Series A-2  4.250% due 10/1/08                         1,300           1,300
  Series B-1 4.250% due 10/1/08                          5,950           5,950
State Health & Educational Facilities
  Authority, Washington University
  Series B 4.250% due 10/1/08                            3,700           3,700
  Series A 144A 4.510% due 10/2/08 (b)                  12,625          12,625
                                                                   -------------
                                                                        43,625
                                                                   -------------

NEVADA--2.0%
Clark County School Distict Series B  (FSA
  Insured)
  5.750% due 10/1/08                                     4,700           4,700
Clark County School District Series A (FSA
  Insured)
  4.350% due 10/1/08                                     9,450           9,450
Las Vegas Valley Water District Series B
  6.250% due 10/1/08                                    11,700          11,700
                                                                   -------------
                                                                        25,850
                                                                   -------------

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
NEW YORK--3.2%
City of New York  Subseries B-2
  6.860% due 10/1/08                               $     2,300     $     2,300
Municipal Water Finance Authority,
  Series C 6.910% due 10/1/08                            6,200           6,200
  Subseries B-4 7.760% due 10/2/08                       6,900           6,900
Transitional Finance Authority,
  (Eagle 07-0004) Class A 144A(FSA, FGIC
  Insured)
  4.750% due 10/2/08 (b)                                20,000          20,000
  Building Aid  Subseries 3-3D
  2.650% due 11/1/08                                     5,200           5,200
                                                                   -------------
                                                                        40,600
                                                                   -------------

NORTH CAROLINA--0.2%
Capital Facilities Finance Agency, Duke
  University Project Series A 144A
  4.750% due 10/2/08  (b)                                2,800           2,800
                                                                   -------------

OHIO--0.8%
Cuyahoga County Ratner School Project
  6.000% due 10/2/08                                     6,380           6,380
State Higher Educational Facility
  Commission (Pooled Financing 2002
  Program) Series A
  8.900% due 10/2/08                                     3,905           3,905
                                                                   -------------
                                                                        10,285
                                                                   -------------

OREGON--1.0%
State Facilities Authority,
  PeaceHealth Series A 7.750% due 10/2/08                6,700           6,700
  PeaceHealth Series B 7.750% due 10/2/08                5,700           5,700
                                                                   -------------
                                                                        12,400
                                                                   -------------

PENNSYLVANIA--1.4%
Philadelphia Water & Wastewater (FSA
  Insured)
  8.100% due 10/1/08                                    17,785          17,785
                                                                   -------------

TEXAS--9.0%
City of Rockport (FSA Insured)
  4.830% due 10/2/08                                     5,730           5,730
Denton Independent School District Series
  05-A
  7.750% due 10/2/08                                    19,900          19,900
Harris County, Industrial Development
  Corp., Pollution Control, Exxon Mobile
  Corp. Project
  3.000% due 10/1/08                                     2,700           2,700

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
TEXAS--(CONTINUED)
Nueces County Health Facilities
  Development Corp. Driscoll Foundation
  Children's Hospital
  7.750% due 10/1/08                               $    17,600     $    17,600
San Antonio Electric & Gas
  7.750% due 10/1/08                                    25,000          25,000
State of Texas (b)
  (Eagle 03-0026) Class A 144A
  4.750% due 10/2/08 (b)                                 2,410           2,410
  (Eagle 06-0125) Class A 144A
  8.250% due 10/2/08 (b)                                 9,040           9,040
State Veterans Housing Assistance Program
  Fund 1 (VA Guaranteed)
  7.920% due 10/1/08                                     2,000           2,000
Texas Small Business Industrial
  Development Corp.
  7.750% due 10/1/08                                    30,000          30,000
                                                                   -------------
                                                                       114,380
                                                                   -------------

VIRGINIA--2.0%
Fairfax County Industrial Development
  Authority, Series 08-B2
  1.600% due 4/20/09 (f)                                20,000          20,000
Loudoun County Industrial Development
  Authority, Howard Hughes Medical
  Instiitute Series F
  7.770% due 10/1/08                                     3,450           3,450
                                                                   -------------
                                                                        23,450
                                                                   -------------

WASHINGTON--6.2%
Energy Northwest Electric,
  Series D-1 (FSA Insured)" 8.050% due
  10/1/08                                               14,050          14,050
  Series F-1 8.150% due 10/1/08                         17,500          17,500
  Series F-2 8.150% due 10/1/08                          7,500           7,500
Issaquah Community Properties Series A
  8.000% due 10/2/08                                    10,000          10,000
King County Sewer 144A
  5.300% due 10/2/08 (b)                                 3,800           3,800
State Health Care Faciliities Authority,
  Series A-3 (FSA Insured)
  8.350% due 10/1/08                                     6,625           6,625
State Health Care Facilities Authority,
  Series B 7.750% due 10/2/08                            4,000           4,000
  Series C 7.750% due 10/2/08                            5,000           5,000
State of Washington,

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
WASHINGTON--(CONTINUED)
  General Obligation Series 5015 144A
  5.000% due 10/2/08 (b)                           $     4,430     $     4,430
  General Obligation Series 6529 144A
  5.000% due 10/2/08 (b)                                 6,205           6,205
                                                                   -------------
                                                                        79,110
                                                                   -------------

WISCONSIN--1.9%
City of Beaver Dam, YMCA Dodge County, Inc.
  Project
  8.020% due 10/2/08                                     3,355           3,355
Milwaukee Redevelopment Authority American
  Society for Quality
  8.130% due 10/2/08                                     3,745           3,745
State Health & Educational Facilities Authority,
  Wheaton Franciscan Healthcare Series B
  7.920% due 10/1/08                                     8,840           8,840
  Pine Haven Christian Home
  8.020% due 10/2/08                                     7,605           7,605
                                                                   -------------
                                                                        23,545
                                                                   -------------

WYOMING--1.9%
Gillette Pollution Control Refunding
  Pacificorp Project
  7.750% due 10/1/08                                    15,000          15,000
Platte County Pollution Control, Tri-
  State Generation Series B
  6.250% due 10/1/08                                     3,300           3,300
Uinta County, Pollution Control,
  Chevron U.S.A., Inc. Project
  4.550% due 10/1/08                                     1,500           1,500
  Chevron U.S.A., Inc. Project
  4.250% due 10/1/08                                     3,700           3,700
                                                                   -------------
                                                                        23,500
-------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS
(IDENTIFIED COST $928,235)                                             928,235
-------------------------------------------------------------------------------

TAX-EXEMPT BONDS - MUNICIPAL--7.2%

OHIO--1.5%
Elida Local School District
  2.600% due 11/13/08                                   19,125          19,136
                                                                   -------------

TEXAS--0.5%
North Texas Tollway Authority
  4.125% due 11/19/08                                    6,240           6,240
                                                                   -------------

                                                     PAR VALUE         VALUE
                                                   -------------   -------------
UTAH--0.3%
Box Elder County School District (School
  Board Guaranty)
  5.000% due 7/15/09                               $     3,250     $     3,331
                                                                   -------------

WISCONSIN--4.9%
City of Racine
  2.500% due 12/15/08                                    3,800           3,806
Dells School District
  3.700% due 10/28/08                                    3,400           3,400
Edgerton School District
  3.750% due 10/22/08                                    4,750           4,751
Greenfield School District
  2.650% due 2/5/09                                      6,385           6,396
Holmen School District
  3.000% due 2/1/09                                      6,625           6,649
Jefferson School District
  2.250% due 9/11/09                                     2,400           2,402
Kettle Moraine School District
  2.250% due 9/3/09                                      5,600           5,610
Menomonie Area School District
  2.400% due 9/1/09                                      2,600           2,606
Pewaukee School District
  2.375% due 9/10/09                                     8,000           8,014
Verona Area School District
  2.250% due 8/24/09                                     8,750           8,767
Waukesha County Series B
  2.500% due 8/5/09                                      6,105           6,132
Wausau School District
  3.750% due 10/24/08                                    3,000           3,000
                                                                   -------------
                                                                        61,533
-------------------------------------------------------------------------------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $90,240)                                               90,240
-------------------------------------------------------------------------------

                                                      SHARES          VALUE
                                                   -------------   -------------
MONEY MARKET MUTUAL FUNDS--3.2%
AIM Tax-Free Cash Reserve Portfolio (The)
  - Institutional Shares (seven-day
  yield 2.170%)                                     24,907,032          24,907

                   VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)

                                                      SHARES          VALUE
                                                   -------------   -------------
Dreyfus Tax Exempt Cash Management -
  Institutional Shares (seven-day
  effective yield 2.740%)                           15,638,000     $    15,638
-------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $40,544)                                               40,545
-------------------------------------------------------------------------------

TOTAL INVESTMENTS--90.5%
(IDENTIFIED COST $1,146,694)                                         1,146,695 (a)

Other assets and liabilities, net--9.5%                                120,832
                                                                   -------------
NET ASSETS--100.0%                                                 $ 1,267,527
                                                                   =============

ABBREVIATION LEGEND

FGIC
Financial Guaranty Insurance Company

FSA
Financial Security Assurance, Inc.

QSBLF
Qualified School Board Loan Fund

VA
U.S. Department of Veterans Affairs Loan Guaranty Service

FOOTNOTE LEGEND

(a) Federal Income Tax Information: At September 30, 2008 , the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $99,280 or 7.8% of net assets.

(c)  The rate shown is the discount rate.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e)  The maturity date shown is the reset date.

(f) Security with a "put" feature; the date shown is when the security may be put back for redemption.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust (formerly known as Phoenix Insight Funds Trust), a trust consisting of sixteen diversified funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.    SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions - Note
5), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

      As appropriate, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

      The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Funds. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

      To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

         [ ] Level 1 - quoted prices in active markets for identical securities

         [ ] Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

         [ ] Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The following is a summary of the inputs used to value the Funds' net assets as of September 30, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                          LEVEL 2 -     LEVEL 3 -
                                                         SIGNIFICANT    SIGNIFICANT
                                           LEVEL 1 -      OBSERVABLE   UNOBSERVABLE
Funds                                    QUOTED PRICES      INPUTS        INPUTS          TOTAL
                                         -------------   -----------   ------------   ------------
                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                       ($ reported in thousands)
Balanced Allocation Fund                 $    40,147     $    25,544   $   164        $     65,855
Core Equity Fund                             110,127               -         -             110,127
Disciplined Small-Cap Growth Fund             21,416               -         -              21,416
Disciplined Small-Cap Opportunity Fund       109,062               -         -             109,062
Disciplined Small-Cap Value Fund              89,145               -         -              89,145
Emerging Markets Opportunities Fund           49,816          55,581        47             105,444
Index Fund                                    36,611             250         -              36,861
Value Equity Fund                            226,593               -         -             226,593
High Yield Income Fund                         5,163          42,251       285              47,699
Intermediate Government Bond Fund              1,114          29,478        44              30,636
Intermediate Tax-Exempt Bond Fund              4,996         138,540         -             143,536
Short/Intermediate Bond Fund                   1,857         155,945       137             157,939
Tax-Exempt Bond Fund                           2,641         110,554         -             113,195
Insight Government Money Market Fund          12,500         563,651         -             576,151
Insight Money Market Fund                    212,600       2,248,880         -           2,461,480
Insight Tax-Exempt Money Market Fund          40,545       1,106,150         -           1,146,695

   Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

                                                          LEVEL 2 -     LEVEL 3 -
                                                         SIGNIFICANT    SIGNIFICANT
                                           LEVEL 1 -      OBSERVABLE   UNOBSERVABLE
Funds                                    QUOTED PRICES      INPUTS        INPUTS          TOTAL
-------                                  -------------   -----------   ------------   ------------
OTHER FINANCIAL INSTRUMENTS*
Emerging Markets Fund                    $         -     $       389     $     -      $        389
Index Fund                                       (64)              -           -               (64)

o OTHER FINANCIAL INSTRUMENTS ARE FORWARD CURRENCY CONTRACTS AND FUTURES CONTRACTS NOT REFLECTED IN THE SCHEDULES OF INVESTMENTS, WHICH ARE VALUED AT THE UNREALIZED APPRECIATION (DEPRECIATION) ON THE INVESTMENT.

      The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determined fair value:




                                                        Investments in Securities ($ reported in thousands)
                                                                                      INTERMEDIATE
                                        BALANCED          EMERGING       HIGH YIELD    GOVERNMENT    SHORT/INTERMEDIATE
                                        ALLOCATION FUND   MARKETS FUND   BOND FUND      BOND FUND    BOND FUND
                                        ---------------   ------------   ----------   ------------   ------------------
Balance as of December 31, 2007         $           5   $         46   $      341   $         40   $              246
Accrued discounts/premiums                          -              -            1              -                    -
Realized gain (loss)                                -              -            -              -                    -
Change in unrealized appreciation
  (depreciation)                                    1              1          (35)             4                   11
Net purchases (sales)                               -              -          (22)             -                 (120)
Transfers in and/or out of Level 3(1)             158              -            -              -                    -
                                        --------------  -------------  -----------  -------------  ------------------
Balance as of September 30, 2008        $         164   $         47   $      285   $         44   $              137
                                        ==============  =============  ===========  =============  ==================

(1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF SEPTEMBER 30, 2008, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.

      Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

      On September 15, 2008, Harris Investment Management, Inc., the sub adviser to the Virtus Insight Money Market Fund ("Money Market Fund"), purchased one short-term note from the Money Market Fund. These notes were purchased at a price equal to the notes par totaling $30,000,000.

B.    FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

C.    SECURITY LENDING

      Certain Funds may loan securities to qualified brokers through an agreement with PFPC Trust Company (the "Custodian"). Under the terms of agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

At September 30, 2008, the following Funds had securities on loan as follows (reported in thousands):

                                            Market Value of
Fund                                       Securities Loaned   Cash Collateral
----                                       -----------------   ---------------
Balanced Allocation Fund                        $  515              $  524
Core Equity Fund                                 1,300               1,335
Emerging Markets Opportunities Fund              2,178               2,503
Index Fund                                         202                 195
Disciplined Small-Cap Growth Fund                  527                 582
Disciplined Small-Cap Opportunity Fund           3,267               3,460
Disciplined Small-Cap Value Fund                   639                 622
Value Equity Fund                                1,487               1,390
High Yield Income Fund                             267                 275

      Cash collateral is less than the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently adjusted on October 1, 2008 and the Funds remained in compliance.

      As of the close of business on September 18, 2008, Lehman Brothers Holding Inc. was in default of the security lending agreement with the Index Fund and the Short/Intermediate Fund (the "Funds"). As a result, PFPC Trust Company as Securities Lending Agent took possession of the collateral and repurchased the securities in the Fund through open market purchases. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("FAS 140"), the criteria for sales accounting have been met. As a result of recording the sale of the original securities out on loan at market value and the repurchase of the securities into the Funds at replacement value, the Index Fund and the Short/Intermediate Fund had realized losses of ($3) and ($52), respectively, (reported in thousands), which did not have an impact on the financial statements or net asset values of the Funds.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's' Schedule of Investments.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At September 30, 2008, the Funds held the following illiquid and restricted securities ($ reported in thousands):

                                                                Market     % of
                                    Acquisition   Acquisition   Value at   Net Assets
                                    Date          Cost          9/30/08    at 9/30/08
                                    --------------------------------------------------
BALANCED ALLOCATION FUND
Structured Assets
Securities Corp.
98-RF3, A
(Interest Only) 144A

   Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

6.100%, 6/15/28                       11/1/06      $    11       $    6       0.0%

INDEX FUND
Seagate Technology
Tax Refund Rights                     10/1/01            0            0       0.0%

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets
Securities Corp.
98-RF3, A 144A
(Interest Only)
6.100%, 6/15/28                       11/1/06           80           44       0.1%

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage
Acceptance Corp.
96-M, 1 144A
0%, 11/28/11                          10/2/96           21
                                      4/28/04           11           25       0.0%

Structured Assets
Securities Corp.
98-RF3, A 144A
(Interest Only)
6.100%, 6/15/28                       11/1/06          170          112       0.0%

      Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

Note 3 -- Recently Issued Accounting Standards

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a series' results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

Note 4 -- Treasury Guarantee Program

      On September 30, 2008, the Board authorized the Money Market Funds (the "Funds") to apply for participation in the Department of the Treasury's Temporary Money Market Fund Guarantee Program (the "Program"). The Funds were subsequently accepted into the Program. Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Funds for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

      Participation in the initial three months of the Program (i.e., until December 18, 2008) required a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund. The Funds paid $495,047, to participate in the Program which will be amortized through December 18, 2008.

   Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

      The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, Fund management will consider whether to continue to participate.

Note 5 -- Market Conditions

      Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Funds. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which certain of the Funds conduct business and/or whose securities are or may be held with in the Funds. The potential investment of each Fund's investments in these issuers, and the financial sector in general, as reflected in each Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

Note 6 -- Other

      On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Funds' adviser, Phoenix Investment Counsel, Inc., which is now known as Virtus Investment Advisers, Inc. (the "Adviser").

   Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Insight Trust (formerly, Phoenix Insight Funds Trust)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 26, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 26, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       November 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.